As filed with the SEC on November 2, 2004


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No.  33-2659


Pre-Effective Amendment No.
Post-Effective Amendment No. 63
                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 1940 Act File No. 811-4556


Amendment No. 64

                        (Check appropriate box or boxes.)

                         TRANSAMERICA IDEX MUTUAL FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

       John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate date of proposed public offering:


It is proposed that this filing will become effective:

[ ]   60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[ ]   75 days after filing pursuant to paragraph (a) (2) of Rule 485.

[ ]   On (Date) pursuant to paragraph (a) (1) of Rule 485.

[ ]   On (Date) pursuant to paragraph (a) (2) of Rule 485.

[ ]   Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]   On November 8, 2004 pursuant to paragraph (b) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


PLEASE NOTE: This filing is filed for the purpose of adding new series to Transamerica IDEX Mutual Funds and it does not impact the current effective series of Transamerica IDEX Mutual Funds as filed on 10-1-04.

                    TRANSAMERICA IDEX MUTUAL FUNDS - CLASS I

--------------------------------------------------------------------------------


Transamerica IDEX Mutual Funds (TA IDEX) (formerly, IDEX Mutual Funds) consists of several individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI) (see back cover).

In addition, we suggest you contact your financial professional or a TA IDEX customer service representative, who will assist you.


PLEASE NOTE: THIS PROSPECTUS INCLUDES CLASS I SHARES ONLY. CLASS I SHARES OF THE
             TA IDEX FUNDS LISTED IN THIS PROSPECTUS ARE CURRENTLY OFFERED FOR INVESTMENT TO THE FOLLOWING STRATEGIC ASSET ALLOCATION FUNDS OF AEGON/ TRANSAMERICA SERIES FUND, INC. (ATSF): ATSF ASSET
             ALLOCATION - CONSERVATIVE PORTFOLIO, ATSF ASSET ALLOCATION - GROWTH PORTFOLIO, ATSF ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO AND ATSF ASSET ALLOCATION - MODERATE PORTFOLIO.



TABLE OF CONTENTS



SECTION A -- FUND DESCRIPTIONS

-    TA IDEX EVERGREEN INTERNATIONAL SMALL CAP...........    2

-    TA IDEX J.P. MORGAN MID CAP VALUE...................    4

-    TA IDEX MARSICO INTERNATIONAL GROWTH................    6

-    TA IDEX MERCURY LARGE CAP VALUE.....................    8

-    TA IDEX MFS HIGH YIELD..............................   10

-    TA IDEX T. ROWE PRICE EQUITY INCOME.................   12

-    TA IDEX THIRD AVENUE VALUE..........................   14

-    TA IDEX TRANSAMERICA SHORT-TERM BOND................   16

-    TA IDEX UBS LARGE CAP VALUE.........................   18

-    TA IDEX VAN KAMPEN ACTIVE INTERNATIONAL
       ALLOCATION........................................   20

-    TA IDEX VAN KAMPEN EMERGING MARKETS DEBT............   22

-    TA IDEX VAN KAMPEN LARGE CAP CORE...................   25

-    TA IDEX VAN KAMPEN SMALL COMPANY GROWTH.............   27

SECTION B -- SHAREHOLDER INFORMATION

-    INVESTMENT ADVISER..................................   29

-    CLASS I SHARES......................................   29

-    FEATURES AND POLICIES...............................   29

-    UNDERWRITING AGREEMENT..............................   30

-    EXPLANATION OF STRATEGIES AND RISKS - APPENDIX A....  A-1

-    BOND RATINGS - APPENDIX B...........................  B-1


TO HELP YOU UNDERSTAND...

In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

(CHECK MARK ICON)

OBJECTIVE
What is the fund's investment objective? Learn about your fund's goal or objective.


(CIRCLE I ICON)

PRINCIPAL STRATEGIES AND POLICIES
How does the fund go about trying to meet its goal? Read about the types of investments each fund contains and what style of investment philosophy it employs.


(EXCLAMATION ICON)

PRINCIPAL RISKS
What are the specific risks for an investor in the fund? Find out what type of risks are associated with each fund.


(PERCENTAGE ICON)

PAST PERFORMANCE
What is the investment performance of the fund? See how well each fund has performed in the past year, five years, ten years and since its inception.


(DOLLAR ICON)

FEES AND EXPENSES
How much does it cost to invest in the fund? Learn about each fund's fees and expenses.


(QUESTION MARK ICON)

ADDITIONAL INFORMATION
Who manages the fund and how much are they paid? See information about each fund's advisers, as well as the fees paid to them.


AN INVESTMENT IN A TA IDEX FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


November 8, 2004

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Evergreen International Small Cap is to seek capital growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Evergreen Investment Management Company, LLC (Evergreen), seeks to achieve this objective by investing principally in:

- equity securities of small companies located in at least three countries, one of which may be the United States.

The fund normally invests at least 80% of its assets in securities of issuers located in at least three countries and in equity securities such as common stocks, convertible securities and preferred stocks. The fund may also invest in debt securities (of any foreign governments and any international agency such as the World Bank), time deposits with foreign banks and may hold cash and cash equivalents. The fund may invest in securities of issuers located in certain foreign countries with developed markets as well as those with emerging markets. When investing in securities of issuers located in other countries with developed securities markets, the fund invests in equity securities of small-to medium-sized companies generally under $8.5 billion in market capitalization at the time of purchase that are in a relatively early stage of development. When investing in securities, the fund seeks to invest in equity securities of issuers that the portfolio manager believes are well managed and positioned to achieve above-average increases in revenue and earnings and have strong prospects for continued revenue growth. The fund also seeks to identify and invest in countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth.

Although not principal investment strategies, the fund may invest up to 10% of its assets in Real Estate Investment Trusts (REITs) or their foreign equivalents.

The fund may engage in hedging and cross-hedging with respect to foreign currencies in both U.S. dollars and foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the fund's investments are denominated. Under normal conditions, this strategy is not expected to represent more than 25% of the assets of the fund.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------

The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN SECURITIES
Investments in foreign securities (including American Depository receipts
(ADRs), Global Depository Receipts (GDRs) and European Depository Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 - changes in currency values
 - currency speculation
 - currency trading costs
 - different accounting and reporting practices
 - less information available to the public
 - less (or different) regulation of securities markets
 - more complex business negotiations
 - less liquidity
 - more fluctuations in prices
 - delays in settling foreign securities transactions
 - higher costs for holding shares (custodial fees)
 - higher transaction costs
 - vulnerability to seizure and taxes
 - political instability and small markets
 - different market trading days
 - forward foreign currency contracts for hedging

- SMALL- AND MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- REAL ESTATE SECURITIES
Investments in the real estate industry are subject to risks associated with direct investment in real estate.

These risks include:

 - Declining real estate value
 - Risks relating to general and local economic conditions
 - Over-building
 - Increased competition for assets in local and regional markets
 - Increases in property taxes
 - Increases in operating expenses or interest rates
 - Change in neighborhood value or the appeal of properties to tenants
 - Insufficient levels of occupancy
 - Inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

- CURRENCY RISK
Because the fund's foreign investments are generally held in foreign currencies, the fund is subject to currency risk, meaning the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.


- INVESTOR PROFILE


This fund may be appropriate for investors who seek long-term capital growth and can tolerate risks associated in small-cap stock and foreign investing.


(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------

Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  1.07%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.47%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.54%
 EXPENSE REDUCTION(A)                                            (0.22)%
                                                              -------------
 NET OPERATING EXPENSES                                           1.32%
-----------------------------------------------------------------------------



(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05 for expenses that exceed 1.32%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.32%.


EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
------------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
------------------------------------------------------
               I          $134              $465
------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
------------------------------------------------------
SHARE CLASS            1 YEAR           3 YEARS
------------------------------------------------------
               I          $134              $465
------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202


For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.


SUB-ADVISER:

   Evergreen Investment Management Company, LLC
   200 Berkeley Street
   Boston, Massachusetts 02116

ADVISORY FEE:

AVERAGE DAILY NET ASSETS
First $250 million...............................    1.07%
Over $250 million................................    1.00%

PORTFOLIO MANAGERS:

The fund is managed by an investment team.

FINANCIAL HIGHLIGHTS:


Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX J.P. MORGAN MID CAP VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX J.P. Morgan Mid Cap Value is to seek growth from capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, J.P. Morgan Investment Management Inc. (JPMorgan), seeks to achieve this objective by investing primarily (at least 80% of net assets under normal circumstances) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that JPMorgan believes to be undervalued.

Under normal market conditions, the fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The fund may invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of depositary receipts.

JPMorgan may use derivatives to hedge various market risks or to increase the fund's income.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- INTEREST RATES

The interest rates on short-term obligations held in the fund's portfolio will vary, rising or falling with short-term interest rates generally. The fund's yield will tend to lag behind general changes in interest rate.

The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

- FOREIGN STOCKS
Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs") and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 - changes in currency values
 - currency speculation
 - currency trading costs
 - different accounting and reporting practices
 - less information available to the public
 - less (or different) regulation of securities markets
 - more complex business negotiations
 - less liquidity
 - more fluctuations in prices
 - delays in settling foreign securities transactions
 - higher costs for holding shares (custodial fees)
 - higher transaction costs
 - vulnerability to seizure and taxes
 - political instability and small markets
 - different market trading days
 - forward foreign currency contracts for hedging

- DERIVATIVES
Derivatives involve additional risks and costs. Risks include:

 - inaccurate market predictions - an anticipated increase may result in a loss instead
 - prices may not match - substantial losses may result when there is movement in the price of financial contracts
 - illiquid markets - the fund may not be able to control losses if there is no market for the contracts
 - tax consequences - the fund may have to delay closing out certain positions to avoid adverse tax consequences
 - leveraging

- SMALL- AND MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- OVER-THE-COUNTER INVESTING
Investing in equity securities that are traded over the counter may be more volatile than exchange-listed securities and the fund may experience difficulty in purchasing or selling these securities at a fair price.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek investments in medium-sized companies with a value-oriented philosophy.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

TA IDEX J.P. MORGAN MID CAP VALUE
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.


-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  0.85%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.27%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.12%
 EXPENSE REDUCTION(A)                                            (0.07)%
                                                              -------------
 NET OPERATING EXPENSES                                           1.05%
-----------------------------------------------------------------------------



(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05 for expenses that exceed 1.05%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.05%.


EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
------------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
------------------------------------------------------
               I          $107              $349
------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
------------------------------------------------------
SHARE CLASS            1 YEAR           3 YEARS
------------------------------------------------------
               I          $107              $349
------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202


For additional information about ATFA, see the section entitled "Shareholder Information - Investor Adviser" of this prospectus


SUB-ADVISER:

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue
   New York, New York 10036

ADVISORY FEE:

AVERAGE DAILY NET ASSETS
First $100 million...............................    0.85%
over $100 million................................    0.80%

PORTFOLIO MANAGER:

Jonathan Simon, Managing Director. Mr. Simon has worked as a portfolio manager for JPMorgan and its predecessors since 1980.

FINANCIAL HIGHLIGHTS


Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX MARSICO INTERNATIONAL GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Marsico International Growth is to seek long term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Banc of America Capital Management, LLC (BACAP), has entered into an agreement with Marsico Capital Management, LLC (Marsico), under which Marsico provides portfolio management to the fund. Marsico seeks to achieve the fund's objective by investing primarily (no less than 65% of its total assets) in:

- common stocks of foreign companies that are selected for their long-term growth potential.

The fund may invest in companies of any size throughout the world. The fund normally invests in issuers from at least three different countries, not including the United States, and generally maintains a core position of between 35 and 50 common stocks. The fund may invest in common stocks of companies operating in emerging markets. International investing involves additional risks, including currency fluctuations and economic and political instability.

WHAT IS A "TOP DOWN" APPROACH?
When using a "top-down" approach, a sub-adviser may look first at broad market factors, and on the basis of those market factors, choose certain sectors, or industries within the overall market. The sub-adviser may then look at individual companies within those sectors or industries.

WHAT IS A "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it may look primarily at individual companies against the context of broader market factors. It may then seek to identify individual companies with earnings growth potential that may not be recognized by the market at large.

Stocks for this fund are selected based on an approach that combines "top down" economic analysis with "bottom up" stock selection. Top-down analysis takes into consideration macro-economic factors such as interest rates, inflation, the regulatory environment and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation and other economic and social trends. Bottom-up analysis emphasizes investments in well-known, high-quality companies with characteristics such as specific expertise or dominance, franchise durability and pricing power, solid fundamentals such as strong balance sheets, strong management and reasonable valuations in light of projected growth rates.

To determine whether a particular company may be a suitable investment, Marsico may focus on a number of different attributes, including:

 - interest rates
 - the regulatory environment
 - the global competitive landscape
 - a company's market expertise or dominance
 - a company's solid fundamentals
 - a company's commitment to shareholder interest

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FOREIGN SECURITIES
Investments in foreign securities (including American Depository receipts
(ADRs), Global Depository Receipts (GDRs) and European Depository Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include:

 - changes in currency values
 - currency speculation
 - currency trading costs
 - different accounting and reporting practices
 - less information available to the public
 - less (or different) regulation of securities markets
 - more complex business negotiations
 - less liquidity
 - more fluctuations in securities prices
 - delays in settling foreign securities transactions
 - higher costs for holding shares (custodial fees)
 - higher transaction costs
 - vulnerability to seizure and taxes
 - political instability and small markets
 - different market trading days
 - forward foreign currency contracts for hedging

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

 - changes in interest rates
 - length of time to maturity
 - issuers defaulting on their obligations to pay interest or return principal

- HIGH-YIELD/HIGH RISK SECURITIES
 - credit risk
 - greater sensitivity to interest rate movements
 - greater vulnerability to economic changes
 - less liquidity
 - greater chance of default than higher rated debt securities

- CURRENCY RISK
Because the fund's foreign investments are generally held in foreign currencies, the fund is subject to currency risk, meaning the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

- DEFAULT RISK
The fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the fund.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

TA IDEX MARSICO INTERNATIONAL GROWTH
--------------------------------------------------------------------------------

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.


- INVESTOR PROFILE


This fund may be appropriate for investors who seek long term growth of capital and who can tolerate fluctuations inherent in international stock investing.


(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------

Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.


-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  1.06%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.46%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.52%
 EXPENSE REDUCTION(a)                                            (0.21)%
                                                              -------------
 NET OPERATING EXPENSES                                           1.31%
-----------------------------------------------------------------------------



(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05, for expenses that exceed 1.31%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.31%.


EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-----------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
-----------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
-----------------------------------------------------
               I          $133             $460
-----------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
-----------------------------------------------------
SHARE CLASS            1 YEAR           3 YEARS
-----------------------------------------------------
               I          $133             $460
-----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202


For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.


SUB-ADVISER:

   Banc of America Capital Management, LLC
   101 S. Tryon Street
   Charlotte, North Carolina 28255

ADVISORY FEE:

AVERAGE DAILY NET ASSETS

First $300 million...............................    1.06%
$300 million up to $400 million..................    1.01%
$400 million up to $1 billion....................    0.96%
over $1 billion..................................    0.91%


PORTFOLIO MANAGER:


JAMES G. GENDELMAN is the portfolio manager of TA IDEX Marsico International Growth. Prior to joining Marsico Capital Management, LLC in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelors degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

FINANCIAL HIGHLIGHTS:


Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX MERCURY LARGE CAP VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Mercury Large Cap Value is to seek long-term capital growth. In attempting to achieve its objective, the fund will seek to achieve superior long-term performance relative to the Russell 1000 Value Index by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Fund Asset Management, L.P., doing business as Mercury Advisors (Mercury), seeks to achieve this objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of large cap companies Mercury selects from among those that are, at the time of purchase, included in the Russell 1000(R) Index.

Mercury seeks to identify well-managed companies with good earnings growth rates selling at a reasonable valuation using a quantitative screening model combined with fundamental research, strict portfolio construction parameters, and risk management controls to seek repeatability of investment success.

- INVESTMENT PROCESS
Mercury follows a quantitative Multifactor Model in selecting securities for the fund's portfolio that considers such factors as:

- Earnings Momentum to include the direction of earnings estimates

- Earnings Surprise to include reported earnings vs. expectations

- Valuation to include a dividend discount model and relative P/E analysis

Mercury looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined; if Mercury believes that a company is overvalued, it will not be considered as an investment for the fund's portfolio. After the initial screening is done, Mercury relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies that Mercury believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the fund generally will not hold all the stocks in its index, and because its investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the fund is not an "index" portfolio. In seeking to outperform its benchmark, however, Mercury reviews potential investments using certain criteria that are based on the securities index. These criteria currently include the following:

- Relative price earnings and price to book ratios

- Stability and quality of earnings momentum and growth

- Weighted median market capitalization of the fund's portfolio

- Allocation among the economic sectors of the fund's portfolio as compared to the index

- Weighted individual stocks within the applicable index

In addition, the fund may invest up to 10% of its assets in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts, or "ADRs." Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. over-the-counter market are considered "foreign securities" for the purpose of the fund's investment allocations. The fund anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

As a temporary measure for defensive purposes, the fund may invest without limit in cash, cash equivalents or short-term U.S. Government securities. These investments may adversely affect the fund's ability to meet its investment objective.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE INVESTING RISK
Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value securities can decline in price and may never reach their perceived value.

- INTRINSIC VALUE
A portfolio manager looks at the trading price of the stock and compares it to its Intrinsic Value calculation. If a stock appears to be significantly overvalued in the market, the manager does not invest in the stock or, if the fund has already invested in the company, may reduce its position in the stock. When the stock share price is below the Intrinsic Value calculation, the manager may invest in the company or, if the fund has already invested in the company, attempt to buy more shares.

- FOREIGN SECURITIES
Investments in foreign securities (including American Depository Receipts
(ADRs), Global Depository Receipts (GDRs) and European Depository Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 - changes in currency values
 - currency speculation
 - currency trading costs
 - different accounting and reporting practices
 - less information available to the public
 - less (or different) regulation of securities markets
 - more complex business negotiations
 - less liquidity
 - more fluctuations in prices
 - delays in settling foreign securities transactions

TA IDEX MERCURY LARGE CAP VALUE
--------------------------------------------------------------------------------

 - higher costs for holding shares (custodial fees)
 - higher transaction costs
 - vulnerability to seizure and taxes
 - political instability and small markets
 - different market trading days
 - forward foreign currency contracts for hedging
- PROPRIETARY RESEARCH
Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.


- INVESTOR PROFILE


This fund may be appropriate for investors who seek superior long-term performance with below average volatility.


(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------

Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.


-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  0.80%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.20%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.00%
 EXPENSE REDUCTIONS(A)                                            0.00%
                                                              -------------
 NET OPERATING EXPENSES                                           1.00%
-----------------------------------------------------------------------------



(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05 for expenses that exceed 1.00%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.00%.


EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-----------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
-----------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
-----------------------------------------------------
               I          $102             $318
-----------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
-----------------------------------------------------
SHARE CLASS            1 YEAR           3 YEARS
-----------------------------------------------------
               I          $102             $318
-----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202


For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.


SUB-ADVISER:

   Fund Asset Management, L.P., doing business as
   Mercury Advisors
   800 Scudders Mill Road
   Plainsboro, New Jersey 08536

ADVISORY FEE:

AVERAGE DAILY NET ASSETS

First $250 million..............................     0.80%
over $250 million up to $750 million............    0.775%
over $750 million...............................     0.75%

PORTFOLIO MANAGERS:

The fund is managed by a team led by ROBERT DOLL, CFA, President and CIO of Mercury Advisors.

FINANCIAL HIGHLIGHTS:


Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX MFS HIGH YIELD
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX MFS High Yield is to seek high current income by investing, primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Capital growth, if any, is a consideration incidental to the objective of high current income.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, MFS(R) Investment Management (MFS), seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets in high income fixed income securities. Fixed income securities offering the high current income sought by the fund generally are lower rated bonds. These bonds, commonly known as "junk bonds", are assigned lower credit ratings by credit rating agencies or are unrated and considered by the sub-adviser to be comparable to lower rated bonds. In analyzing debt securities, the sub-adviser may purchase securities of any maturity.

While the fund focuses its investments on long- and short-term fixed, contingent or variable interest rate bonds issued by corporations or other similar entities, it may invest in all types of debt and other fixed income securities including:

- Zero-coupon bonds, deferred interest bonds and pay-in-kind bonds

- Mortgage-backed securities

- Asset-backed securities

- Collateralized mortgage obligations and multi-class pass-through securities

- Convertible securities

- Non-mortgage-backed securities (such as pools of motor vehicle installment purchase obligations and credit card receivables)

- Participations in bank loans to corporate borrowers

- U.S. government securities including U.S. Treasury obligations

- Brady bonds

- Commercial paper and other short-term corporate obligations

- Eurodollar obligations

- Variable amount master demand notes and variable rate notes

- High grade bonds

- Emerging market bonds

- Preferred stocks and equity securities

The fund may invest up to 25% of its net assets in foreign securities including foreign debt securities such as Eurodollar bonds and Yankee bonds. The fund may invest in foreign securities of issuers located in emerging markets (up to 5% of net assets). The fund may also engage in foreign currency transactions in order to attempt to hedge against adverse changes in currency exchange rates.

In selecting fixed income investments for the fund, the sub-adviser considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio managers of the investment adviser's fixed income oriented funds (including the fund) as a tool in making or adjusting the fund's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, the sub-adviser does not rely solely on the credit ratings assigned by the credit rating agencies, but rather performs its own independent credit analysis.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

- CREDIT RISK
The value of a debt security is directly affected by an issuer's ability to pay principal and interest on time. If your fund invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. The fund may also be subject to credit risk to the extent it engages in transactions such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the fund. Such third party may be unwilling or unable to honor its financial obligations.

- HIGH YIELD DEBT SECURITY RISK
High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments.

- FOREIGN SECURITIES
Investments in foreign securities (including American Depository receipts
(ADRs), Global Depository Receipts (GDRs) and European Depository Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 - changes in currency values
 - currency speculation
 - currency trading costs
 - different accounting and reporting practices
 - less information available to the public
 - less (or different) regulation of securities markets
 - more complex business negotiations
 - less liquidity
 - more fluctuations in prices
 - delays in settling foreign securities transactions
 - higher costs for holding shares (custodial fees)
 - higher transaction costs
 - vulnerability to seizure and taxes
 - political instability and small markets
 - different market trading days
 - forward foreign currency contracts for hedging

TA IDEX MFS HIGH YIELD
--------------------------------------------------------------------------------


- CURRENCY RISK


Because the fund's foreign investments are generally held in foreign currencies, the fund is subject to currency risk, meaning the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.


YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.
These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.


- INVESTOR PROFILE



This fund may be appropriate for the investor who seeks high current income and is willing to assume the risks of investing in junk bonds.


(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------

Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.


-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                 0.775%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                  0.185%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            0.960%
 EXPENSE REDUCTION(A)                                             0.00%
                                                              -------------
 NET OPERATING EXPENSES                                          0.960%
-----------------------------------------------------------------------------



(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05, for expenses that exceed 0.975%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.975%.


EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-----------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
-----------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
-----------------------------------------------------
               I          $ 98             $306
-----------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED AT THE END OF EACH PERIOD:
-----------------------------------------------------------
SHARE CLASS               1 YEAR             3 YEARS
-----------------------------------------------------------
                 I            $ 98              $306
-----------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202


For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.


SUB-ADVISER:

   MFS(R) Investment Management
   500 Boylston Street
   Boston, Massachusetts 02116

ADVISORY FEE:


AVERAGE DAILY NET ASSETS
0.775%


PORTFOLIO MANAGERS:

The fund is managed by a team of portfolio managers comprised of JOHN F. ADDEO and SCOTT B. RICHARDS, each a Vice President of MFS(R) Investment Management. Mr. Addeo has been employed in the MFS investment management area since 1998, and Mr. Richards since 2004. Prior to joining MFS, Mr. Richards was the head of the High Yield Group at Liberty Funds Group from 1999 to 2003.

FINANCIAL HIGHLIGHTS:


Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX T. ROWE PRICE EQUITY INCOME
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX T. Rowe Price Equity Income is to seek to provide substantial dividend income as well as long-term growth of capital by primarily investing in the dividend-paying common stocks of established companies.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve this objective by primarily investing at least 80% of the fund's net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

T. Rowe Price typically employs a "value" approach in selecting investments. Their in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, T. Rowe Price generally favors companies with the following:

- An established operating history

- Above-average dividend yield relative to the S&P 500 Composite Stock Price Index (S&P 500)

- Low price-to-earnings ratio relative to the S&P 500

- A sound balance sheet and other positive financial characteristics

- Low stock price relative to a company's underlying value as measured by its assets, cash flow or business franchises

In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Most of the fund's assets will be invested in U.S. common stocks. However, the fund may also invest in foreign securities (up to 25% of total assets) and other securities, including debt securities, preferred stocks, convertibles and futures and options, in keeping with its investment objective.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to achieve its investment objective.


The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities.


(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------

The fund is subject to the following principal investment risks:


- MARKET RISK
The fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, T. Rowe Price's assessment of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The fund could also miss attractive investment opportunities if T. Rowe Price underweights markets or industries where there are significant returns, and could lose value if T. Rowe Price overweights markets or industries where there are significant declines.

Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the fund's shares.


- VALUE INVESTING RISK


Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value securities can decline in price and may never reach their perceived value.


- FOREIGN SECURITIES
Investments in foreign securities (including American Depository Receipts
(ADRs), Global Depository Receipts (GDRs) and European Depository Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 - changes in currency values
 - currency speculation
 - currency trading costs
 - different accounting and reporting practices
 - less information available to the public
 - less (or different) regulation of securities markets
 - more complex business negotiations
 - less liquidity
 - more fluctuations in prices
 - delays in settling foreign securities transactions
 - higher costs for holding shares (custodial fees)
 - higher transaction costs
 - vulnerability to seizure and taxes
 - political instability and small markets
 - different market trading days
 - forward foreign currency contracts for hedging

- MARKET CAPITALIZATION RISK
Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the

TA IDEX T. ROWE PRICE EQUITY INCOME
--------------------------------------------------------------------------------

valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing the fund's performance to lag behind other funds with these types of stocks.

- STYLE RISK-DIVIDEND-PAYING COMPANIES
The fund's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

- VALUE STYLE RISK
Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The fund may outperform or underperform other funds that employ a different investment style. The fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing.

The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.


- INVESTOR PROFILE


This fund may be appropriate for the investor who seeks:



- A relatively conservative equity investment



- Substantial dividend income along with long-term capital growth


(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------

Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.


-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  0.80%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.17%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.97%
 EXPENSE REDUCTION(A)                                             0.00%
                                                              -------------
 NET OPERATING EXPENSES                                           0.97%
-----------------------------------------------------------------------------



(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05, for expenses that exceed 1.00%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.00%.


EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
------------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
------------------------------------------------------
               I          $ 99              $309
---------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS              1 YEAR            3 YEARS
---------------------------------------------------------
                I           $ 99              $309
---------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202


For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.


SUB-ADVISER:

   T. Rowe Price Associates, Inc.
   100 East Pratt Street
   Baltimore, Maryland 21202

ADVISORY FEE:


AVERAGE DAILY NET ASSETS
0.80%


PORTFOLIO MANAGERS:

BRIAN C. ROGERS, Vice President and Chief Investment Officer of T. Rowe Price, manages the fund day-to-day and has been Chairman of the fund's Investment Advisory Committee since inception. He joined T. Rowe in 1982 and has been managing investments since 1983.

FINANCIAL HIGHLIGHTS:


Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX THIRD AVENUE VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Third Avenue Value is to seek long-term capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Third Avenue Management LLC (Third Avenue), seeks to achieve this objective by investing at least 80% of the portfolio assets in:

- Common stocks

- Debt securities

- High-yield/high-risk fixed-income securities

- Foreign securities

Third Avenue employs an opportunistic, bottom-up research process to identify value and to understand thoroughly each company and its securities before it makes an investment.

Third Avenue defines value as buying "what is safe and cheap," with the primary emphasis on safe. Attractive equity investments generally exhibit four essential characteristics:

- Strong Finances - the issuing company has a strong financial position, as evidenced by an absence of liabilities and a presence of high quality assets.

- Competent Management - the company's management has a good track record as both owners and operators, and shares a common interest with outside, passive minority shareholders.

- Understandable Business - comprehensive and meaningful financial and related information is available, providing reliable benchmarks to aid in understanding the company, its value and its dynamics.

- Discount to Private Market Value - the market price lies substantially below a conservative valuation of the business as a private entity, or as a takeover candidate.

The fund's classification as "non-diversified" under the Investment Company Act of 1940 (1940 Act) means that the fund has the ability to take larger positions in a smaller number of issuers.

However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

WHAT IS A "NON-DIVERSIFIED" FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers, but must meet federal tax requirements.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, certain industries, or the securities market as a whole.

Because the stocks a fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE INVESTING RISK

Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value securities can decline in price and may never reach their perceived value.

- DEBT SECURITIES
Debt securities are subject to credit risk and interest rate risk.

- HIGH-YIELD/HIGH-RISK SECURITIES
 - credit risk
 - greater sensitivity to interest rate movements
 - greater vulnerability to economic changes
 - decline in market value in event of default
 - less liquidity
 - greater chance of default than higher rated debt securities

- FOREIGN SECURITIES
Investments in foreign securities (including American Depository receipts
(ADRs), Global Depository Receipts (GDRs) and European Depository Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks include:
 - changes in currency values
 - currency speculation
 - currency trading costs
 - different accounting and reporting practices
 - less information available to the public
 - less (or different) regulation of securities markets
 - more complex business negotiations
 - less liquidity
 - more fluctuations in prices
 - delays in settling foreign securities transactions
 - higher costs for holding shares (custodial fees)
 - higher transaction costs
 - vulnerability to seizure and taxes
 - political instability and small markets
 - different market trading days
 - forward foreign currency contracts for hedging

- NON-DIVERSIFICATION
To the extent the fund invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified fund and may be subject to greater risk of loss with respect to its portfolio securities.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

TA IDEX THIRD AVENUE VALUE
--------------------------------------------------------------------------------


- INVESTOR PROFILE


This fund may be appropriate for the investor who is willing to hold shares through periods of market fluctuations and the accompanying changes in share prices.


(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------

Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.


-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  0.80%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.20%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.00%
 EXPENSE REDUCTION(A)                                             0.00%
                                                              -------------
 NET OPERATING EXPENSES                                           1.00%
-----------------------------------------------------------------------------



(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05, for expenses that exceed 1.00%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.00%.


EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
------------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
------------------------------------------------------
               I          $102              $318
---------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED AT THE END OF EACH PERIOD:
---------------------------------------------------------
SHARE CLASS              1 YEAR            3 YEARS
---------------------------------------------------------
                I           $102              $318
---------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202


For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.


SUB-ADVISER:

   Third Avenue Management LLC
   622 Third Avenue, 32nd Floor
   New York, New York 10017

ADVISORY FEE:


AVERAGE DAILY NET ASSETS
0.80%


PORTFOLIO MANAGERS:

MARTIN J. WHITMAN and IAN LAPEY serve as co-portfolio managers. Mr. Whitman and Mr. Lapey have served as portfolio managers since the portfolio's inception. Mr. Whitman is co-chief investment officer of Third Avenue Management LLC (Third Avenue). Mr. Lapey has been employed by Third Avenue since 2001, having previously been an equity research analyst with Credit Suisse First Boston for three years.

FINANCIAL HIGHLIGHTS:


Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX TRANSAMERICA SHORT-TERM BOND
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Transamerica Short-Term Bond is to seek a high level of income consistent with minimal fluctuation in principal value and liquidity.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing in a diversified portfolio as follows:

- short-term and intermediate-term investment-grade corporate obligations

- obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

- mortgage-backed securities.

TIM may also invest in bank obligations, collaterized mortgage obligations, foreign securities and hybrids. Normally, the fund will invest at least 80% of its net assets in bonds.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign government securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- INTEREST RATES
The interest rates on short-term obligations held in the fund's portfolio will vary, rising or falling with short-term interest rates generally. The fund's yield will tend to lag behind general changes in interest rate.

The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

- DEFAULT RISK
The fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the fund.

- FOREIGN SECURITIES
To the extent the fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

- INVESTOR PROFILE
Investors who seek a low-cost, broadly-diversified, fixed-income investment to balance the risks of a portfolio containing stocks.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  0.65%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.14%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.79%
 EXPENSE REDUCTION(A)                                             0.00%
                                                              -------------
 NET OPERATING EXPENSES                                           0.79%
-----------------------------------------------------------------------------

(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05, for expenses that exceed 0.85%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.85%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-----------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
-----------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
-----------------------------------------------------
               I          $ 81             $252
-----------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED AT THE END OF EACH PERIOD:
-----------------------------------------------------------
SHARE CLASS               1 YEAR             3 YEARS
-----------------------------------------------------------
                 I            $ 81              $252
-----------------------------------------------------------

TA IDEX TRANSAMERICA SHORT-TERM BOND
--------------------------------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202


For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.


SUB-ADVISER:

   Transamerica Investment Management, LLC
   1150 South Olive Street, Suite 2700
   Los Angeles, California 90015

ADVISORY FEE:


AVERAGE DAILY NET ASSETS



First $250 million...............................    0.65%
over $250 million up to $500 million.............    0.60%
over $500 million up to $1 billion...............    0.575%
over $1 billion..................................    0.55%


PORTFOLIO MANAGERS:


HEIDI V. HU, CFA, is Senior Vice President and Head of Fixed Income Investments at TIM. Ms. Hu is Lead Portfolio Manager of the Transamerica Premier Bond Fund and Co-Manager of the Transamerica Premier Balanced Fund. She also manages sub-advised funds and institutional separate accounts in the fixed income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark College. Ms. Hu has 15 years of investment experience and is a Chartered Financial Analyst.



PETER O. LOPEZ is Vice President and Director of Research, Fixed Income at TIM. He also manages institutional separate accounts in the fixed income discipline. Prior to joining TIM, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Fixed-Income Analyst for TIS from 1997 - 2000. He holds an M.B.A. in finance and accounting from the University of Michigan and received a B.A. in economics from Arizona State University. Mr. Lopez has 10 years of experience in fixed income analysis and is a CFA Level III candidate.


TIM, through its affiliates, has provided investment advisory services to various clients since 1967.

FINANCIAL HIGHLIGHTS:


Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX UBS LARGE CAP VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX UBS Large Cap Value is to seek to maximize total return, consisting of capital appreciation and current income.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------

The fund's sub-adviser, UBS Global Asset Management (Americas) Inc. (UBS), seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. Large capitalization companies means companies with a market capitalization range equal to that of the fund's benchmark, the Russell 1000 Value Index. As of September 30, 2004, the capitalization of companies represented in the Russell 1000 Value Index ranged between $525 million and $355 billion. Investments in equity securities may include dividend-paying securities, common stock and preferred stock.


In selecting securities, the sub-adviser focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the sub-adviser's assessment of what a security is worth. The fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the sub-adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The sub-adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks. The fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the fund may make substantial temporary defensive investments in cash equivalents, which may affect the fund's ability to pursue its investment objective.


(EXCLAMATION ICON)

PRINCIPAL RISKS
---------------------------------------------------------

The fund is subject to the following principal investment risks:


- STOCKS

While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.


- VALUE INVESTING RISK


Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value securities can decline in price and may never reach their perceived value.


- DERIVATIVES
Derivatives involve additional risks and costs. Risks include:

 - inaccurate market predictions -- an anticipated increase may result in a loss instead
 - prices may not match -- substantial losses may result when there is movement in the price of financial contracts
 - illiquid markets -- the fund may not be able to control losses if there is no market for the contracts
 - tax consequences -- the fund may have to delay closing out certain positions to avoid adverse tax consequences
 - leveraging

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.


- INVESTOR PROFILE


This fund may be appropriate for long-term investors seeking capital appreciation who are able to withstand short-term fluctuations in the equity markets in return for potentially high returns over the long term. The value of the fund changes every day and can be affected by changes in interest rates, general market conditions and other political, social and economic developments, as well as specific matters relating to the companies in whose securities the fund invests. It is important to note that an investment in the fund is only one component of a balanced investment plan.


(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------

Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.


-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  0.85%
 Distribution and service (12b-1) fees                             N/A
Other expenses                                                    0.50%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.35%
 EXPENSE REDUCTIONS(a)                                           (0.30)%
                                                              -------------
 NET OPERATING EXPENSES                                           1.05%
-----------------------------------------------------------------------------



(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05 for expenses that exceed 1.05%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.05%.

TA IDEX UBS LARGE CAP VALUE
--------------------------------------------------------------------------------

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-----------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF THE PERIOD:
-----------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
-----------------------------------------------------
               I          $107             $398
-----------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
-----------------------------------------------------
SHARE CLASS            1 YEAR           3 YEARS
-----------------------------------------------------
               I          $107             $398


--------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202


For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.


SUB-ADVISER:

   UBS Global Asset Management (Americas) Inc.
   One North Wacker Drive
   Chicago, Illinois 60606

ADVISORY FEE:

AVERAGE DAILY NET ASSETS
First $200 million...............................    0.85%
over $200 million up to $750 million.............    0.80%
over $750 million up to $1 billion...............    0.75%
over $1 billion..................................    0.70%

PORTFOLIO MANAGERS:

Investment decisions for the fund are made by an investment management team at UBS.

FINANCIAL HIGHLIGHTS


Financial Highlights for the fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX VAN KAMPEN ACTIVE INTERNATIONAL ALLOCATION
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Van Kampen Active International Allocation is to seek to provide long term capital appreciation. The fund invests, primarily in accordance with country and sector weightings determined by its sub-adviser, in equity securities of non-U.S. issuers which in the aggregate replicate broad market indices.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as a sub-adviser to this fund) under the name Van Kampen.

Van Kampen seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. Van Kampen seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based primarily on three factors: (i) valuation; (ii) dynamics/fundamental change; and (iii) market momentum/technicals.

Van Kampen focuses mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, & Far East Index (the "MSCI EAFE Index"). EAFE countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore.

Van Kampen views each country and sector as a unique investment opportunity and evaluates prospects for value, growth, inflation, interest rates, corporate earnings, liquidity and risk characteristics, investor sentiment and economic and currency outlook. Van Kampen - on an ongoing basis - establishes the proportion or weighting for each country and sector (e.g., overweight, underweight or neutral) relative to the MSCI EAFE Index for investment by the fund. The sub-adviser invests the fund's assets within each country and/or sector based on its assigned weighting. The fund may invest in emerging market countries and, with regard to such investments, may make global, regional and sector allocations to emerging markets, as well as allocations to specific emerging market countries. Van Kampen generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria. Van Kampen may utilize futures, forwards, options, swaps and other derivative instruments to manage the risks of the fund and for other purposes, such as gaining exposure to currencies underlying various securities or financial instruments held in the fund.

WHAT IS A "TOP DOWN" APPROACH?
When using a "top-down" approach, the fund manager looks first at broad market factors, and on the basis of those market factors, chooses certain markets, sectors, or industries within the overall market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- MARKET RISK
The fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for a country, sector or a company may deteriorate. In addition, an assessment by the sub-adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The fund could also miss attractive investment opportunities if its sub-adviser underweights certain international equity markets or industries where there are significant returns, and could lose value if the sub-adviser overweights certain international equity markets or industries where there are significant declines.

Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the fund's shares.

- FOREIGN INVESTMENT RISK
Investments in foreign securities (including American Depository receipts
(ADRs), Global Depository Receipts (GDRs) and European Depository Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 - changes in currency values
 - currency speculation
 - currency trading costs
 - different accounting and reporting practices
 - less information available to the public
 - less (or different) regulation of securities markets
 - more complex business negotiations
 - less liquidity
 - more fluctuations in prices
 - delays in settling foreign securities transactions
 - higher costs for holding shares (custodial fees)
 - higher transaction costs
 - vulnerability to seizure and taxes
 - political instability and small markets
 - different market trading days
 - forward foreign currency contracts for hedging

- CURRENCY RISK
Because the fund's foreign investments are generally held in foreign currencies, the fund is subject to currency risk, meaning the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

TA IDEX VAN KAMPEN ACTIVE INTERNATIONAL ALLOCATION
--------------------------------------------------------------------------------


- INVESTOR PROFILE


This fund may be appropriate for the investor who seeks to diversify his or her domestic stock portfolio by adding foreign investments and are comfortable with the risks accompanying these investments (long-term growth of capital).


(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------

Because the fund commenced operations in November, 2004 no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.


-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  0.95%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.47%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.42%
 EXPENSE REIMBURSEMENT(A)                                        (0.22)%
                                                              -------------
 NET OPERATING EXPENSES                                           1.20%
-----------------------------------------------------------------------------



(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05, for expenses that exceed 1.20%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%.


EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-----------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
-----------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
-----------------------------------------------------
               I          $122             $428
--------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED AT THE END OF THE PERIOD:
--------------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
--------------------------------------------------------
                I           $122             $428


--------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202


For additional information about ATFA, see the section entitled "Shareholder Information -- Investment Adviser" of this prospectus.


SUB-ADVISER:

   Morgan Stanley Investment Management Inc.
   1221 Avenue of the Americas
   New York, New York 10020

ADVISORY FEE:

AVERAGE DAILY NET ASSETS
First $250 million...............................    0.95%
over $250 million up to $500 million.............    0.93%
over $500 million................................    0.90%

PORTFOLIO MANAGERS:

The fund is managed by Van Kampen's Active International Allocation team. Current members of the team include ANNE D. THIVIERGE (Managing Director).

FINANCIAL HIGHLIGHTS:


Financial Highlights for the fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------

The investment objective of TA IDEX Van Kampen Emerging Markets Debt is to seek high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.


(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as a sub-adviser to this fund) under the name Van Kampen.

Van Kampen seeks to achieve the fund's objective by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, Van Kampen seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

The sub-adviser's global allocation team analyzes the global economic environment and its impact on emerging markets. The sub-adviser focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors, such as political risk, leadership, social stability and commitment to reform.

In selecting securities, the sub-adviser first examines yield curves with respect to a country and then considers instrument-specific criteria, including
(i) spread duration; (ii) real interest rates; and (iii) liquidity. The fund's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The sub-adviser may, when or if available, use certain strategies, including the use of derivatives, to protect the fund from overvalued currencies or to take advantage of undervalued currencies. The sub-adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the assets of the fund will be invested in debt securities of issuers located in emerging market countries. An issuer is located in an emerging market country if:

- its principal securities trading market is in an emerging market country;

- alone or on a consolidated basis, it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets; or

- it is organized under the laws of, or has a principal office in, an emerging market country.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:


- FOREIGN SECURITIES



Investing in foreign countries, particularly emerging market countries, entails the following risks:



 - Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers.



 - News and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.



 - There may be less information available to the public about foreign issuers.



 - Securities of foreign issuers can be less liquid and experience greater price movements.



 - In some foreign countries, there is the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Fund's investment.



 - There can be difficulty obtaining and enforcing judgments against issuers in foreign countries.



 - Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight.



 - The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.



- CURRENCY RISK


The fund's investments in foreign countries may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the fund's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home.



- FIXED INCOME SECURITIES


Market prices of fixed income securities respond to economic developments as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term fixed income securities are generally more volatile, so the average maturity of the securities in the fund affects risk.



- HIGH-YIELD/HIGH-RISK SECURITIES


The fund invests in many fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds." High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments.

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------


- DERIVATIVES


The fund may invest in certain derivatives instruments, such as futures, options, forward contracts, swaps, and structured notes, and may use certain techniques such as hedging, to manage risks or to gain exposure to foreign markets. Risks of derivatives and hedging techniques include:



 - There cannot be a guarantee that it will be possible or practical to hedge risks in certain markets or under particular conditions


 - Changes in the market value of securities held by the fund, and of derivatives relating to those securities, may not be proportionate


 - There may not be a liquid market for the fund to sell a derivative, which could result in difficulty closing a position


 - Certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate.


- SHORT SELLING AND LEVERAGING
 - The fund may sell securities short. In a short sale transaction, the fund sells a borrowed security in anticipation of a decline in the market value of that security, hoping to profit from the difference between the amount received from the sale and the cost of replacing the borrowed security. If Van Kampen incorrectly predicts that the price of a borrowed security will decline, the fund may lose money because the amount necessary to replace the borrowed security will be greater than the amount received from the sale.
 - The fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of fund securities.

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

- INVESTOR PROFILE
This fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in lower-rated and unrated fixed income securities in emerging markets.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------

Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  0.95%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.47%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.42%
 EXPENSE REDUCTION(A)                                            (0.27)%
                                                              -------------
 NET OPERATING EXPENSES                                           1.15%
-----------------------------------------------------------------------------



(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05 for expenses that exceed 1.15%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.15%.


EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
------------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
------------------------------------------------------
               I          $117              $423
------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
------------------------------------------------------
SHARE CLASS            1 YEAR           3 YEARS
------------------------------------------------------
               I          $117              $423
------------------------------------------------------

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202


For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.


SUB-ADVISER:

   Morgan Stanley Investment Management Inc.
   1221 Avenue of the Americas
   New York, New York 10020

ADVISORY FEE:

AVERAGE DAILY NET ASSETS
First $250 million...............................    0.95%
Over $250 million up to $500 million.............    0.90%
Over $500 million................................    0.80%

PORTFOLIO MANAGERS:


The fund is managed by the Van Kampen's Emerging Market Debt team. Current members of the team include ABIGAIL L. MCKENNA (Managing Director), ERIC J. BAURMEISTER (Executive Director), and FEDERICO KAUNE (Executive Director).


FINANCIAL HIGHLIGHTS:


Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX VAN KAMPEN LARGE CAP CORE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Van Kampen Large Cap Core is to provide high total return.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as a sub-adviser to this fund) under the name Van Kampen.

Under normal circumstances, at least 80% of the fund's assets will be invested in companies with market capitalizations of $10 billion or more. The fund invests primarily in companies that Van Kampen believes have strong free cash flow and earnings growth potential. Van Kampen emphasizes individual security selection.

The fund spans both growth and value styles of investing. Both inflows and outflows will be allocated equally between the two investment styles. In addition, Van Kampen will rebalance monthly to maintain an equal allocation between the two investment styles. These allocations are non-discretionary.

EQUITY - Van Kampen seeks capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets.

Van Kampen follows a flexible investment program in looking for companies with above-average capital appreciation potential. Van Kampen seeks to identify companies with consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. Van Kampen studies company developments, including business strategy, management focus and financial results, in seeking to identify companies with earnings growth and business momentum.

Valuation is viewed in the context of prospects for sustainable earnings growth and business momentum. Van Kampen generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

VALUE - The fund emphasizes a value style of investing seeking well-established, undervalued companies believed by Van Kampen to possess the potential for capital growth and income. Portfolio securities are typically sold when Van Kampen's assessments of the capital growth and income potential of such securities materially change.

The fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

The fund may invest up to 25% of its total assets in securities of foreign issuers.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS
Investments in foreign securities (including American Depository receipts
(ADRs), Global Depository Receipts (GDRs) and European Depository Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

 - changes in currency values
 - currency speculation
 - currency trading costs
 - different accounting and reporting practices
 - less information available to the public
 - less (or different) regulation of securities markets
 - more complex business negotiations
 - less liquidity
 - more fluctuations in prices
 - delays in settling foreign securities transactions
 - higher costs for holding shares (custodial fees)
 - higher transaction costs
 - vulnerability to seizure and taxes
 - political instability and small markets
 - different market trading days
 - forward foreign currency contracts for hedging

- DERIVATIVES
Derivatives involve additional risks and costs. Risks include:

 - inaccurate market predictions - an anticipated increase may result in a loss instead
 - prices may not match - substantial losses may result when there is movement in the price of financial contracts
 - illiquid markets - the fund may not be able to control losses if there is no market for the contracts
 - tax consequences - the fund may have to delay closing out certain positions to avoid adverse tax consequences
 - leveraging

- INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The fund may outperform or underperform other funds that employ a different investment style. The fund may also employ a combination of styles that impact its risk characteristics. Because each of the investment styles is managed

TA IDEX VAN KAMPEN LARGE CAP CORE
--------------------------------------------------------------------------------

independently, a security may be sold out of one investment style and purchased into another investment style resulting in additional trading costs. There may be times when the fund holds an increased cash position as a result of the rebalancing performed each month which may affect its ability to achieve its investment objective. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock markets.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.


- INVESTOR PROFILE


This fund may be appropriate for investors who seek long-term growth of capital and income and who wish to include both value and growth styles of investing in their investment portfolio.


(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------

Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.


(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.


-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  0.75%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.23%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.98%
 EXPENSE REDUCTIONS(A)                                           (0.03)%
                                                              -------------
 NET OPERATING EXPENSES                                           0.95%
-----------------------------------------------------------------------------



(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05 for expenses that exceed 0.95%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.95%.


EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-----------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
-----------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
-----------------------------------------------------
               I          $ 97             $309
-----------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
-----------------------------------------------------
SHARE CLASS            1 YEAR           3 YEARS
-----------------------------------------------------
               I          $ 97             $309


--------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202


For additional information about ATFA, see the section entitled "Shareholder Information -- Investment Adviser" of this prospectus.


SUB-ADVISER:

   Morgan Stanley Investment Management Inc.
   1221 Avenue of the Americas
   New York, New York 10020

ADVISORY FEE:

AVERAGE DAILY NET ASSETS
First $250 million...............................    0.75%
over $250 million................................    0.70%

PORTFOLIO MANAGERS:

The fund is managed by Van Kampen's Large Cap Growth team, including WILLIAM AUSLANDER (Managing Director) and JEFFREY ALVINO (Managing Director), and the Multi Cap Value team, including B. ROBERT BAKER (Managing Director), JASON S. LEDER (Executive Director) and KEVIN C. HOLT (Executive Director).

FINANCIAL HIGHLIGHTS:


Financial Highlights for the fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Van Kampen Small Company Growth is to seek long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------

The fund's sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as a sub-adviser to this fund) under the name Van Kampen.


Van Kampen seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. and, to a limited extent, foreign companies. Van Kampen selects issues from a universe comprised of small cap companies, most with market capitalizations of generally less than $4 billion.


The sub-adviser invests in companies that it believes exhibit some or all of the following characteristics: (i) superior growth prospects, (ii) rising trend in return on invested capital, and (iii) sustainable competitive advantages.



The process for investing is research intensive and Van Kampen focuses primarily on bottom-up fundamental analysis, rather than employing a top-down approach. The majority of the research is generated internally by fund managers and their analysts. Van Kampen closely monitors earnings quality to ensure that reported results accurately reflect the underlying economics and trends in the business. In addition, Van Kampen utilizes an extensive network of industry contacts and access to management teams to monitor changes in the competitive position of the companies in the fund. The sub-adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.



Under normal circumstances, at least 80% of the fund's assets will be invested in equity securities of small companies. A company is considered to be a small cap company if it has a total market capitalization at the time of purchase of $4 billion or less. The market capitalization limit is subject to adjustment annually based upon Van Kampen's assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies. Van Kampen may invest up to 5% of the fund's assets in securities of issuers located in emerging market countries.



WHAT IS A "BOTTOM UP" ANALYSIS?


When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.


(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------

The fund is subject to the following principal investment risks:


- STOCKS

While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.


Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- SMALL-CAP COMPANIES
Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since the fund will typically be fully invested in this market sector, investors are fully exposed to its volatility.

The fund may take a temporary defensive position when the securities tradings markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the funds principal investment strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.


- INVESTOR PROFILE


This fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in the equity securities of growth-oriented small companies.


(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------

Because the fund commenced operations in November 2004, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.


-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
                                                             CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS                                       I
-----------------------------------------------------------------------------
 Management fees                                                  0.95%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.44%
-----------------------------------------------------------------------------
                                                              -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.39%
 EXPENSE REDUCTIONS(A)                                           (0.24)%
                                                              -------------
 NET OPERATING EXPENSES                                           1.15%
-----------------------------------------------------------------------------



(a) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. (ATFA) through 10/31/05 for expenses that exceed 1.15%. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.15%.


EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------------------------------
IF THE SHARES ARE REDEEMED AT THE END OF EACH PERIOD:
------------------------------------------------------
SHARE CLASS              1 YEAR           3 YEARS
------------------------------------------------------
               I          $117              $416
------------------------------------------------------
IF THE SHARES ARE NOT REDEEMED:
------------------------------------------------------
SHARE CLASS            1 YEAR           3 YEARS
------------------------------------------------------
               I          $117              $416
------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   AEGON/Transamerica Fund Advisers, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202


For additional information about ATFA, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.


SUB-ADVISER:

   Morgan Stanley Investment Management Inc.
   1221 Avenue of the Americas
   New York, New York 10020

ADVISORY FEE:

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.95%
over $500 million................................    0.85%

PORTFOLIO MANAGERS:


The fund is managed by the Van Kampen's U.S. Growth Team. The team is made up of established investment professionals. Current members of the team include DENNIS LYNCH (Managing Director), DAVID COHEN (Executive Director) and SAM CHAINANI (Vice President). The composition of the team may change without notice from time to time.


FINANCIAL HIGHLIGHTS:


Financial Highlights for the fund are not included in this prospectus because Class I shares commenced operations on November 8, 2004.

SECTION B - SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------


INVESTMENT ADVISER


TA IDEX is run by a Board of Trustees.

The assets of each fund are managed by an investment adviser, who in turn selects sub-advisers, who have hired fund managers. All such advisers to the funds are supervised by the Board of Trustees. You can find information about the TA IDEX Trustees and officers in the SAI.

AEGON/TRANSAMERICA FUND ADVISERS, INC. (ATFA), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as the investment adviser for TA IDEX.


The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the funds. For these services, it is paid an advisory fee. This fee is based on the average daily net assets of each fund, and is paid at the rates shown in this prospectus.



ATFA is directly owned by Western Reserve Life Assurance Co. of Ohio (78%) (Western Reserve) and AUSA Holding Company (22%) (AUSA), both of which are indirect wholly-owned subsidiaries of AEGON N.V. AUSA is wholly-owned by Transamerica Holding Company, which is wholly-owned by AEGON USA, Inc. (AEGON
USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group. TIM is an affiliate of ATFA and TA IDEX.



ATFA or its affiliates may pay, out of its own resources and not out of fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries.



AEGON/Transamerica Series Fund, Inc. (ATSF) received an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) (Order) that permits TA IDEX and its investment adviser, ATFA, subject to certain conditions, and without the approval of shareholders to:


(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and


(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.



In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.



CLASS I SHARES


Class I shares of the TA IDEX funds in this prospectus are currently offered for investment to the following strategic asset allocation funds of AEGON/Transamerica Series Fund, Inc. (ATSF): ATSF Asset
Allocation - Conservative Portfolio, ATSF Asset Allocation - Growth Portfolio, ATSF Asset Allocation - Moderate Growth Portfolio and ATSF Asset Allocation - Moderate Portfolio.



FEATURES AND POLICIES



MARKET TIMING/EXCESSIVE TRADING



Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.



THE TA IDEX BOARD OF TRUSTEES HAS APPROVED POLICIES THAT ARE DESIGNED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, WE REQUEST THAT YOU DO NOT PURCHASE IN SHARES OF ANY OF THE FUNDS. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. The funds generally will consider four or more exchanges between funds, or frequent purchases and redemptions having a similar effect, during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the funds reserve the right to determine less active trading to be "excessive" or related to market timing.



While TA IDEX discourages market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements. In addition, implementation of the funds' restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.



INVESTMENT POLICY CHANGES



TA IDEX Evergreen International Small Cap, TA IDEX J.P. Morgan Mid Cap Value, TA IDEX Mercury Large Cap Value, TA IDEX MFS High Yield, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Large Cap Core and TA IDEX Van Kampen Small Company Growth, as part of each fund's investment policy,

SECTION B - SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in this prospectus. Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

NOTE: Unless expressly designated as fundamental, all policies and procedures of the funds may be changed by TA IDEX's Board of Trustees without shareholder approval. To the extent authorized by law, TA IDEX and each of the funds reserve the right to discontinue offering shares at any time, or to cease operations entirely.

PERFORMANCE

TA IDEX may include quotations of a fund's total return or yield in advertisements, sales literature, reports to shareholders, or to prospective investors. Total return and yield quotations for a fund reflect only the performance of a hypothetical investment in the fund during the particular time period shown as calculated based on the historical performance of the fund during that period. Such quotations do not in any way indicate or project future performance.

YIELD

Yield quotations for a fund refer to the income generated by a hypothetical investment in the fund over a specified thirty-day period expressed as a percentage rate of return for that period. The yield is calculated by dividing the net investment income per share for the period by the price per share on the last day of that period.

TOTAL RETURN

Total return refers to the average annual percentage change in value of an investment in a fund held for a stated period of time as of a stated ending date. When a fund has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a fund's investment advisory fees and direct fund expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the fund when made.

UNDERWRITING AGREEMENT

TA IDEX has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser and TA IDEX. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public.

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

HOW TO USE THIS SECTION

In the discussions of the individual fund(s) in which you invest, you found descriptions of the principal strategies and risks associated with such fund(s). In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the fund you are interested in. Then refer to this section and read about the risks particular to that fund. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION

The Investment Company Act of 1940 ("1940 Act") classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund.

All of the funds (except TA IDEX Third Avenue Value) qualify as diversified funds under the 1940 Act. The diversified funds are subject to the following diversification requirements (which are set forth in full in the SAI):

- As a fundamental policy, with respect to 75% of the total assets of a fund, the fund may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some funds, in other types of cash items.

- As a fundamental policy with respect to 75% of the total assets of a fund, the fund will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the fund's total assets.

TA IDEX Third Avenue Value reserves the right to become a diversified investment company (as defined by the 1940 Act).

CONCENTRATION

Unless otherwise stated in a fund's objective or its principal strategies and policies, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry, other than U.S. government securities and its agencies.

INVESTING IN COMMON STOCKS

Many factors cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your fund holds stocks, there is a risk that some or all of them may be down in price when you choose to sell fund shares, causing you to lose money. This is called market risk.

INVESTING IN PREFERRED STOCKS

Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in Bonds," below.)

INVESTING IN "CONVERTIBLES," PREFERRED STOCKS, AND BONDS

Since preferred stocks and corporate bonds pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities go up and down in price inversely to interest rates as the common stock does, adding to their market risk.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and for extended periods.

INVESTING IN BONDS

Like common stocks, bonds fluctuate in value, though the factors causing this are different, including:

- CHANGES IN INTEREST RATES. Bond prices tend to move the opposite of interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertibles.

- LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- DEFAULTS. All bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

- DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Investors Service (Moody's) and Standard & Poors Rating Group (S&P). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

- LOW RATING. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more

                                   APPENDIX A-1

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  speculative, have a greater vulnerability to economic changes, subject to greater price volatility and are less liquid.

- LACK OF RATING. Some bonds are considered speculative, or for other reasons are not rated. Such bonds must pay a higher interest rate in order to attract investors. They're considered riskier because of the higher possibility of default or loss of liquidity.

- LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash). Please see Appendix B for a description of bond ratings.

INVESTING IN FOREIGN SECURITIES

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks not usually associated with U.S. securities, including:

- CHANGES IN CURRENCY VALUES. Foreign securities are sold in currencies other than U.S. dollars. If a currency's value drops, the value of your fund shares could drop too, even if the securities are strong. Dividend and interest payments may be lower. Factors affecting exchange rates are: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and any currency manipulation by banks.

- CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation.

- CURRENCY TRADING COSTS. Some funds also invest in American Depositary Receipts (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. The fund incurs costs when it converts other currencies into dollars, and vice-versa.

- DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

- LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

- LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S.

- MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- HIGHER CUSTODIAL CHARGES. Fees charged by the fund's custodian for holding shares are higher for foreign securities than those of domestic securities.

- VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities. Regulation of banks and capital markets can be weak.

- DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

- HEDGING. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

INVESTING IN FUTURES, OPTIONS AND DERIVATIVES

Besides conventional securities, your fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts, which include futures and options, involve additional risks and costs. Risks include:

DERIVATIVES. Certain of the funds use derivative instruments as part of their investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may

                                   APPENDIX A-2

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and sway agreements (including, but not limited to, credit default swaps). There is no assurance that the use of any derivatives strategy will succeed.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A fund bears the risk that the counterparty could default under a swap agreement. Further, certain funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note.

The value of these notes will rise and fall in response to changes in the underlying commodity or related index of investment. These notes expose a fund economically to movements in commodity prices. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the value of debt securities. Therefore, at the maturity of the note, a fund may receive more or less principal than it originally invested. A fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

A fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the funds:

- MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

- CREDIT RISK. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if a fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

- LIQUIDITY RISK. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

- LEVERAGE RISK. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each fund will segregate assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (or as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

- LACK OF AVAILABILITY. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a fund will engage in derivatives transactions at any time or from time to time. A fund's ability to use derivatives may be limited by certain regulatory and tax considerations.

- MARKET AND OTHER RISKS. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. If a fund manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for a fund, the fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. A fund may also have to buy or sell a security at a disadvantageous time or price because the fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a fund's use of derivatives may cause the fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund had not used such instruments.

INVESTING IN HYBRID INSTRUMENTS

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For
                                   APPENDIX A-3

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

INVESTING IN STOCK INDEX FUTURES

Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- inaccurate market predictions

- imperfect correlation
- illiquidity

- tax consequences

- potential unlimited loss

- volatile net asset value due to substantial fluctuations in the value of these futures

INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund's securities decline.

Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund's limitations on investing in illiquid securities. If a fund's manager makes the incorrect prediction, the opportunity for loss can be magnified.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds. Investors in these bonds are exposed to the credit standing of the municipality. If the municipality defaults on the bonds, there may be a loss on the investment.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to Alternate Minimum Tax (AMT).

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the Issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates even though their stated maturity may extend beyond 13 months.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the Issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

                                   APPENDIX A-4

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTING IN TAX-EXEMPT SECURITIES

Some municipal obligations pay interest that, while tax-exempt, may be considered a "preference item" for determining the federal alternative minimum tax. This may result in your paying more tax than you would have otherwise. Also, Congress periodically threatens to limit or do away with the tax exemption on municipal obligations. If that happened, it could substantially reduce the value of your fund's assets.

INVESTING IN SPECIAL SITUATIONS

Each fund may invest in "special situations" from time to time. Special situations arise when, in the opinion of a fund manager, a company's securities may be undervalued, then potentially increase considerably in price, due to:

- a new product or process

- a management change

- a technological breakthrough

- an extraordinary corporate event

- a temporary imbalance in the supply of, and demand for, the securities of an Issuer

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a fund will depend on the size of the fund's investment in a situation.

PORTFOLIO TURNOVER

A fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rates will not limit a manager's ability to buy or sell securities for these funds, although certain tax rules may restrict a fund's ability to sell securities when the security has been held for less than three months. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a fund. The funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

INVESTMENT STRATEGIES

A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Fund's Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the Fund's SAI.

GROWTH INVESTING

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may underperform other funds that employ a different style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds typically will underperform when value investing is in favor.

VARIOUS INVESTMENT TECHNIQUES

Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the fund's portfolio of investments and are not used for leverage. Use of such strategies may result in a fund manager's failure to achieve the fund's goals. Also, limiting losses in this manner may cap possible gains.

IPOs

IPOs are subject to specific risks which include:

- high volatility

- no track record for consideration

- securities are less liquid

- earnings are less predictable

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, a fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

INTERNET OR SECTOR RISK

A fund may invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

SHORT SALES

A fund may sell securities "short against the box." A short sale is the sale of a security that the fund does not own. A short sale is "against the box" if at all times when the short position is open, the fund owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The fund may outperform or underperform other funds that employ a different investment style. The fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include

                                   APPENDIX A-5

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

                                   APPENDIX A-6

APPENDIX B

BOND RATINGS
--------------------------------------------------------------------------------

                                  BOND RATINGS
                                   APPENDIX B

BRIEF EXPLANATION OF RATING CATEGORIES

                                     BOND RATING                           EXPLANATION
                                     -----------                           -----------
STANDARD & POOR'S CORPORATION         AAA          Highest rating; extremely strong capacity to pay principal and interest.
                                      AA           High quality; very strong capacity to pay principal and
                                                   interest.
                                      A            Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                      BBB          Adequate capacity to pay principal and interest; normally
                                                   exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                                      BB,B, and    Predominantly speculative with respect to the issuer's
                                      CC,CC,C      capacity to meet required interest and principal payments.
                                                   BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                                   outweighed by large uncertainties or major risk exposure to adverse conditions.
                                      D            In default.

PLUS (+) OR MINUS (-) -- The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

UNRATED -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.       Aaa          Highest quality, smallest degree of investment risk.
                                      Aa           High quality; together with Aaa bonds, they compose the
                                                   high-grade bond group.
                                      A            Upper-medium grade obligations; many favorable investment
                                                   attributes.
                                      Baa          Medium-grade obligations; neither highly protected nor
                                                   poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                                      Ba           More uncertain, with speculative elements. Protection of
                                                   interest and principal payments not well safeguarded during good and bad times.
                                      B            Lack characteristics of desirable investment; potentially
                                                   low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                                      Caa          Poor standing, may be in default; elements of danger with
                                                   respect to principal or interest payments.
                                      Ca           Speculative in a high degree; could be in default or have
                                                   other marked short-comings.
                                      C            Lowest-rated; extremely poor prospects of ever attaining
                                                   investment standing.

UNRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                                   APPENDIX B-1

                            NOTICE OF PRIVACY POLICY

At Transamerica IDEX Mutual Funds, protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use "nonpublic personal information" in order to provide our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

WHAT INFORMATION WE COLLECT AND FROM WHOM WE COLLECT IT

We may collect nonpublic personal information about you from the following sources:

- Information we receive from you on applications or other forms, such as your name, address and account number;

- Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

- Information we receive from non-affiliated third parties, including consumer reporting agencies.

"Nonpublic personal information" is nonpublic information about you that we obtain in connection with providing a financial product or service to you.

WHAT INFORMATION WE DISCLOSE AND TO WHOM WE DISCLOSE IT

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements.

OUR SECURITY PROCEDURES

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

                    THIS PAGE IS NOT PART OF THE PROSPECTUS

                         TRANSAMERICA IDEX MUTUAL FUNDS
                              570 Carillon Parkway
                      St. Petersburg, Florida, 33716-1202

                INVESTMENT ADVISER:                                          CUSTODIAN:
       AEGON/Transamerica Fund Advisers, Inc.                      Investors Bank & Trust Company
                570 Carillon Parkway                              200 Clarendon Street, 16th Floor
         St. Petersburg, Florida 33716-1202                         Boston, Massachusetts 02116

                    DISTRIBUTOR:                         INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING
            AFSG Securities Corporation                                        FIRM:
               4333 Edgewood Road NE                                 PricewaterhouseCoopers LLP
              Cedar Rapids, Iowa 52499                            101 E. Kennedy Blvd., Suite 1500
                                                                     Tampa, Florida 33602-9919

                                 SUB-ADVISERS:

      BANC OF AMERICA CAPITAL MANAGEMENT, LLC
      101 S. Tryon Street
      Charlotte, North Carolina 28255

      EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
      200 Berkeley Street
      Boston, Massachusetts 02116

      FUND ASSET MANAGEMENT, L.P.
      (DBA MERCURY ADVISORS)
      800 Scudders Mill Road
      Plainsboro, New Jersey 08536

      J.P. MORGAN INVESTMENT MANAGEMENT INC.
      522 Fifth Avenue
      New York, New York 10036

      MFS(R) INVESTMENT MANAGEMENT
      500 Boylston Street
      Boston, Massachusetts 02116

      MARSICO CAPITAL MANAGEMENT, LLC
      1200 17th Street, Suite 1600
      Denver, Colorado 80202

      MORGAN STANLEY INVESTMENT MANAGEMENT INC. (DBA VAN KAMPEN)
      1221 Avenue of the Americas
      New York, New York 10020

      T. ROWE PRICE ASSOCIATES, INC.
      100 East Pratt Street
      Baltimore, Maryland 21202

      THIRD AVENUE MANAGEMENT
      622 Third Avenue, 32nd Floor
      New York, New York 10017-2023

      TRANSAMERICA INVESTMENT MANAGEMENT, LLC
      1150 South Olive Street, Suite 2700
      Los Angeles, California 90015

      UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
      One North Wacker Drive
      Chicago, Illinois 60606

            SEND YOUR CORRESPONDENCE TO:                                 CUSTOMER SERVICE:
           Transamerica IDEX Mutual Funds                       (888) 233-IDEX (4339) toll free call
                  P.O. Box 219945                             Hours: 8 a.m. to 8 p.m. Monday - Friday
             Kansas City, MO 64121-9945

                        IDEX WEBSITE: www.idexfunds.com

                         TRANSAMERICA IDEX MUTUAL FUNDS
                          (FORMERLY IDEX MUTUAL FUNDS)
                                 CLASS I SHARES

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
TA IDEX J.P. MORGAN MID CAP VALUE
TA IDEX MARSICO INTERNATIONAL GROWTH
TA IDEX MERCURY LARGE CAP VALUE
TA IDEX MFS HIGH YIELD
TA IDEX T. ROWE PRICE EQUITY INCOME
TA IDEX THIRD AVENUE VALUE
TA IDEX TRANSAMERICA SHORT-TERM BOND
TA IDEX UBS LARGE CAP VALUE
TA IDEX VAN KAMPEN ACTIVE INTERNATIONAL ALLOCATION
TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
TA IDEX VAN KAMPEN LARGE CAP CORE
TA IDEX VAN KAMPEN SMALL COMPANY GROWTH


                      STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 8, 2004

                 TRANSAMERICA IDEX MUTUAL FUNDS (CLASS I SHARES)
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                   Customer Service (888) 233-4339 (toll free)

The funds listed above are series of Transamerica IDEX Mutual Funds ("Transamerica IDEX"), an open-end management investment company that offers a selection of investment funds. Transamerica IDEX is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). All funds, other than TA IDEX Third Avenue Value, are diversified.

This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the Transamerica IDEX prospectus dated November 8, 2004, which may be obtained free of charge by writing or calling Transamerica IDEX at the above address or telephone number. This SAI contains additional and more detailed information about the Transamerica IDEX operations and activities than that set forth in the prospectus. The Transamerica IDEX Annual and Semi-Annual Reports to shareholders are incorporated by reference into this SAI.



PLEASE NOTE: Each of the listed Transamerica IDEX funds are currently offered for investment to the following strategic asset allocation funds of AEGON/Transamerica Series Fund, Inc. ("ATSF"): ATSF Asset Allocation - Conservative Portfolio, ATSF Asset Allocation - Growth Portfolio, ATSF Asset Allocation - Moderate Growth Portfolio and ATSF Asset Allocation - Moderate Portfolio.

ISF 00065-_____ISH

                               TABLE OF CONTENTS

                                                                                                            Page
INVESTMENT
OBJECTIVES..............................................................................................1
INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES.........................................................1
    Investment Restrictions of TA IDEX Evergreen International Small Cap................................2
    Investment Restrictions of TA IDEX J.P. Morgan Mid Cap Value .......................................3
    Investment Restrictions of TA IDEX Marsico International Growth.....................................4
    Investment Restrictions of TA IDEX Mercury Large Cap Value..........................................5
    Investment Restrictions of TA IDEX MFS High Yield...................................................6
    Investment Restrictions of TA IDEX T. Rowe Price Equity Income......................................8
    Investment Restrictions of TA IDEX Third Avenue Value...............................................9
    Investment Restrictions of TA IDEX Transamerica Short-Term Bond ....................................10
    Investment Restrictions of TA IDEX UBS Large Cap Value .............................................11
    Investment Restrictions of TA IDEX Van Kampen Active International Allocation ......................12
    Investment Restrictions of TA IDEX Van Kampen Emerging Markets Debt.................................12
    Investment Restrictions of TA IDEX Van Kampen Large Cap Core........................................13
    Investment Restrictions of TA IDEX Van Kampen Small Company Growth..................................14
OTHER POLICIES AND PRACTICES OF THE FUNDS...............................................................14
OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS.......................................................14
    Options on Securities and Indexes...................................................................14
    Options on Foreign Currencies.......................................................................16
    Futures Contracts and Options thereon...............................................................17
    Forward Contracts ..................................................................................17
    Swaps and Swap-Related Products ....................................................................18
    Credit Default Swaps ...............................................................................19
    Exchange-Traded Funds ("ETFs")......................................................................20
    Euro Instruments ...................................................................................20
    Special Investment Considerations and Risks.........................................................20
    Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments .......20
FOREIGN INVESTMENTS ....................................................................................21
OTHER INVESTMENT COMPANIES .............................................................................23
WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES.........................................23
ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES.....................................................23
MORTGAGE-RELATED SECURITIES.............................................................................24
INCOME PRODUCING SECURITIES.............................................................................25
LENDING OF FUND SECURITIES..............................................................................26
ILLIQUID AND RESTRICTED/144A SECURITIES.................................................................26
MUNICIPAL OBLIGATIONS...................................................................................27
         Municipal Bonds................................................................................27
         Municipal Notes................................................................................27
         Municipal Commercial Paper.....................................................................27
         Variable Rate Obligations......................................................................27
         Municipal Lease Obligations....................................................................27
LOAN PARTICIPATIONS.....................................................................................27
EQUITY EQUIVALENTS......................................................................................28
REPURCHASE AND REVERSE REPURCHASE AGREEMENTS............................................................28
PASS-THROUGH SECURITIES.................................................................................29
HIGH-YIELD/HIGH-RISK BONDS..............................................................................29
         Valuation Risks................................................................................29
         Liquidity Risks................................................................................29
WARRANTS AND RIGHTS.....................................................................................29
U.S. GOVERNMENT SECURITIES..............................................................................29
TEMPORARY DEFENSIVE POSITION............................................................................30
MONEY MARKET RESERVES (TA IDEX T. ROWE PRICE EQUITY INCOME).............................................30
OTHER SECURITIES IN WHICH THE FUNDS MAY INVEST..........................................................30
PORTFOLIO TURNOVER RATE.................................................................................31

INVESTMENT ADVISORY AND OTHER SERVICES.................................................................31
DISTRIBUTOR............................................................................................36
ADMINISTRATIVE SERVICES................................................................................37
CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES.........................................................37
FUND TRANSACTIONS AND BROKERAGE........................................................................37
TRUSTEES AND OFFICERS..................................................................................39
NET ASSET VALUE DETERMINATION..........................................................................44
PURCHASE OF SHARES.....................................................................................44
REDEMPTION OF SHARES...................................................................................44
TAXES..................................................................................................45
PRINCIPAL SHAREHOLDERS.................................................................................48
MISCELLANEOUS..........................................................................................56
    Organization.......................................................................................56
    Shares of Beneficial Interest......................................................................56
    Independent Registered Certified Public Accounting Firm............................................56
    Code of Ethics.....................................................................................56
    Proxy Voting Policies and Procedures...............................................................57
    Registration Statement.............................................................................57
PERFORMANCE INFORMATION................................................................................57
FINANCIAL STATEMENTS...................................................................................59

                             INVESTMENT OBJECTIVES

The prospectus discusses the investment objective of each fund of Transamerica IDEX, the principal types of securities in which each fund will invest, and the policies and practices of each fund. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectus.

There can be no assurance that a fund will, in fact, achieve its objective. A fund's investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of a fund may result in the fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment.

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

As indicated in the prospectus, each fund is subject to certain fundamental policies and restrictions that as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of a fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a fund are present or represented by proxy.

INVESTMENT RESTRICTIONS OF TA IDEX EVERGREEN INTERNATIONAL SMALL CAP

TA IDEX Evergreen International Small Cap may not, as a matter of fundamental policy:

1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the fund from entering into futures contracts and options thereon).

4. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances. Industry concentration will be determined in accordance with industry classifications used by the portfolio.

5. Lend any security although the fund may lend fund securities provided that the aggregate of such loans does not exceed 33 1/3% of the value of the fund's total assets. The fund may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act of 1933 in connection with the disposition of its portfolio securities in the ordinary course of pursuing its investment objective.

     Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

(A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

(B)  The fund may not invest for purposes of exercising control or management.

(C) The fund may not purchase securities on margin, except (i) for use of short-term credit necessary for the clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The fund may not sell securities short, except short sales "against the box."

INVESTMENT RESTRICTIONS OF TA IDEX J.P. MORGAN MID CAP VALUE

TA IDEX J.P. Morgan Mid Cap Value may not, as a matter of fundamental policy:

1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of any one issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

     Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the IDEX Board of Trustees without shareholder approval:

(A) The fund may not invest in companies for the purpose of exercising control or management.

(B) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(C) The fund may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

INVESTMENT RESTRICTIONS OF TA IDEX MARSICO INTERNATIONAL GROWTH

TA IDEX Marsico International Growth may not, as a matter of fundamental policy:

1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities and its agencies as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer.

2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry (other than U.S. government securities).

3. Invest directly in real estate; however, the fund may own debt or equity securities issued by companies engaged in those businesses.

4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

6. Act as an underwriter of securities issued by others, except to the extent that a fund may be deemed an underwriter in connection with the disposition of portfolio securities of such fund.

7. Issue senior securities, except as permitted under the Investment Company Act of 1940 (the "1940 Act").

8. Borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets, the fund will reduce its borrowings within three days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts. The fund will not purchase securities while its borrowings exceed 5% of that fund's total assets.

     Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the IDEX Board of Trustees without shareholder approval:

(A) The fund will not enter into any futures contracts if the aggregate amount of the fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

(B) The fund may not sell securities short, except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

(C) The fund does not currently intend to purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not constitute purchasing securities on margin.

(D) The fund may not mortgage or pledge any securities owned or held by the fund in amounts that exceed, in the aggregate, 15% of the fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

(E) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act. A sub-adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

(F) The fund may not invest in companies for the purpose of exercising control of management.

INVESTMENT RESTRICTIONS OF TA IDEX MERCURY LARGE CAP VALUE

TA IDEX Mercury Large Cap Value may not, as a matter of fundamental policy:

1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Make loans except (i) by purchasing debt securities in accordance with its investment objectives and policies or by entering into repurchase agreements or
(ii) by lending the portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

4. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

5. Purchase or sell real estate or real estate limited partnerships (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money except from banks for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 10% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 10% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 10% limitation. The portfolio may not purchase additional securities when borrowings exceed 5% of total assets.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

     Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

(A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

(B)  The fund may not invest for purposes of exercising control or management.

(C) The fund may not purchase securities on margin, except (i) for use of short-term credit necessary for the clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The fund may not sell securities short, except short sales "against the box."

INVESTMENT RESTRICTIONS OF TA IDEX MFS HIGH YIELD

TA IDEX MFS High Yield may not, as a matter of fundamental policy:

1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940
     Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the fund from entering into futures contracts and options thereon).

4. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the fund may lend fund securities provided that the aggregate of such loans does not exceed 33 1/3% of the value of the fund's total assets. The fund may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the fund may be deemed an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

FURTHERMORE, THE FUND HAS ADOPTED THE FOLLOWING NON-FUNDAMENTAL RESTRICTIONS THAT MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE FUND WITHOUT SHAREHOLDER
APPROVAL:

(A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

(B)  The fund may not invest for purposes of exercising control or management.

(C) The fund may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The fund may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the fund as a security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the funds total assets at the time of the borrowing or investment.

(E) The fund may not sell securities short, except short sales "against the box."

(F) Under normal circumstances, the fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current prospectus. (See the prospectus for a detailed discussion of the fund's investments.) Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

     In addition to the above, as a fundamental policy, a fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF TA IDEX T. ROWE PRICE EQUITY INCOME

TA IDEX T. Rowe Price Equity Income may not, as a matter of fundamental policy:

1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the fund from entering into futures contracts and options thereon).

4. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the fund may lend fund securities provided that the aggregate of such loans does not exceed 33 1/3% of the value of the fund's total assets. The fund may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act of 1933 in connection with the disposition of its portfolio securities in the ordinary course of pursuing its investment objective.

     Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

(A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

(B)  The fund may not invest for purposes of exercising control or management.

(C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(D) The fund may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the fund as a security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the funds total assets at the time of the borrowing or investment.

(E) The fund may not sell securities short, except short sales "against the box."

INVESTMENT RESTRICTIONS OF TA IDEX THIRD AVENUE VALUE

TA IDEX Third Avenue Value may not, as a matter of fundamental policy:

1. Act as an underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of the fund's securities, it may be deemed to be an underwriter under certain securities laws.

2. Invest 25% or more of the fund's assets in the securities of issuers (other than Government securities) which are determined to be engaged in the same industry or similar trades ro businesses or related trades or businesses.

3. Buy or sell commodities or commodity contracts or future contracts (other than gold or foreign currencies unless acquired as a result of ownership of securities).

4. Invest directly in real estate or interests in real estate, including limited partnership interests; however the fund may own debt or equity securities issued by companies engaged in those businesses.

5. Borrow money or pledge, mortgage or hypothecate any of its assets except that the fund may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5%of the value of the fund's total assets when the borrowing is made.

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

7. Lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).


FURTHERMORE, THE FUND HAS ADOPTED THE FOLLOWING NON-FUNDAMENTAL RESTRICTIONS THAT MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE FUND WITHOUT SHAREHOLDER
APPROVAL:

(A) The fund may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."

(B) The fund may not participate on a "joint" or "joint and several" basis in any trading account in securities.

(C) The fund may not invest in securities of other investment companies, after such purchase or acquisitions owns in the aggregate, (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the fund, or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the fund) having an aggregate value in excess of 10% of the value of the total assets of the portfolio.

INVESTMENT RESTRICTIONS OF TA IDEX TRANSAMERICA SHORT-TERM BOND

TA IDEX Transamerica Short-Term Bond may not, as a matter of fundamental policy:

1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities and its agencies as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer.

2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage backed securities, or securities of companies engaged in the real estate business).

5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money except for temporary or emergency purposes (not foe leveraging or investment) in an amount exceeding 25% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (I) making and collateralizing any permitted borrowings and/or purchases of securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

     Furthermore, the fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees of the fund without shareholder approval:

(A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act. A sub-adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

(B) The fund may not sell securities short, except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

(C) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(D) The fund may enter into futures contracts and write and buy put and call options relating to futures contracts.

(E) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

(F)  The fund may not invest for purposes of exercising control or management.

INVESTMENT RESTRICTIONS OF TA IDEX UBS LARGE CAP VALUE

TA IDEX UBS Large Cap Value may not, as a matter of fundamental policy:

1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of any one issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money, except that the fund may borrow from banks for temporary or emergency purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the fund's total assets (including the amount borrowed) valued at market less liabilities (not including reverse repurchase agreements, represent 5% or more of the fund's total assets, the fund will not make any additional investments.

3. Lend any security or make any other loan, except through purchasing debt obligations, lending portfolio securities and entering into repurchase agreements consistent with the fund's investment objective and policies.

4. Purchase securities (other than U.S. government securities) of any issuer if, as a result of the purchase, more than 10% of the fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of the fund may be invested without regard to this limitation. All securities of a foreign government and is agencies will be treated as a single issuer for purposes of this restriction.

5. Invest more than 25% of the fund's net assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

6. Acts as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with disposition of its portfolio securities.

7. Purchase or sell real estate or real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

8. Purchase or sell physical commodities or commodity contracts except currencies, forward currency contracts, futures contracts and options.

9. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed-delivery" basis, (ii) making any permitted loans of its fund securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

     Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees without shareholder approval:

(A) The fund may not invest in companies for the purpose of exercising control or management.

(B) The fund may not sell securities short, except short sales "against the box."

(C) Purchase securities on margin, except that the fund may obtain any short-term credits necessary for the clearance of transactions, and provided that margin payments in connection with future contracts and options on futures contracts shall not constitute purchasing securities on margin.

INVESTMENT RESTRICTIONS OF TA IDEX VAN KAMPEN ACTIVE INTERNATIONAL ALLOCATION

TA IDEX Van Kampen Active International Allocation may not, as a matter of fundamental policy:

1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the fund from entering into futures contracts and options thereon).

4. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances. Industry concentration will be determined in accordance with industry classifications used by the portfolio.

5. Lend any security although the fund may lend fund securities provided that the aggregate of such loans does not exceed 33 1/3% of the value of the fund's total assets. The fund may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act of 1933 in connection with the disposition of its portfolio securities in the ordinary course of pursuing its investment objective.

     Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

(A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

(B)  The fund may not invest for purposes of exercising control or management.

(C) The fund may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The fund may not sell securities short, except short sales "against the box."

     In addition to the above, as a fundamental policy, the funds may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such fund (which might result in duplication of certain fees and expenses).

INVESTMENT RESTRICTIONS OF TA IDEX VAN KAMPEN EMERGING MARKETS DEBT

TA IDEX Van Kampen Emerging Markets Debt may not, as a matter of fundamental policy:

1. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of fund securities, it may technically be deemed to be an underwriter under certain securities laws.

2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Buy or sell physical commodities (but this shall not prevent the fund from entering into futures contracts and options thereon).

4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the fund may own debt or equity securities issued by companies engaged in those businesses/

5. Borrow money or pledge, mortgage or hypothecate any of its assets except that the fund may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of the fund's total assets when the borrowing is made.

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed-delivery" basis, (ii) making any permitted loans of its fund securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

7. Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

     Furthermore, the fund has adopted the following non-fundamental investment restriction, which may be changed by the Board of Trustees of the Fund without shareholder approval:

(A) The fund may not sell securities short, except short sales "against the box." A short sale against the box of a stock is where the seller actually owns the stock, but does not want to close out the position.

(B) The fund may not purchase securities on margin, except to obtain short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with future contracts and options on futures contracts shall not constitute purchasing securities on margin.

INVESTMENT RESTRICTIONS OF TA IDEX VAN KAMPEN LARGE CAP CORE

TA IDEX Van Kampen Large Cap Core may not, as a matter of fundamental policy:

1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of such issuer exceeds 5% of the value of the fund's total assets, or (b), the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the fund from entering into futures contracts and options thereon).

4. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances. Industry concentration will be determined in accordance with industry classifications used by the portfolio.

5. Lend any security although the fund may lend fund securities provided that the aggregate of such loans does not exceed 33 1/3% of the value of the fund's total assets. The fund may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act of 1933 in connection with the disposition of its portfolio securities in the ordinary course of pursuing its investment objective.

     Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the fund without shareholder approval:

(A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

(B)  The fund may not invest for purposes of exercising control or management.

(C) The fund may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(D) The fund may not sell securities short, except short sales "against the box."

INVESTMENT RESTRICTIONS OF TA IDEX VAN KAMPEN SMALL COMPANY GROWTH

TA IDEX Van Kampen Small Company Growth may not, as a matter of fundamental policy:

1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of any one issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Lend any security or make any other loan if, as a result, more than 25% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money except that the fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."


FURTHERMORE, THE FUND HAS ADOPTED THE FOLLOWING NON-FUNDAMENTAL RESTRICTIONS THAT MAY BE CHANGED BY THE IDEX BOARD OF TRUSTEES WITHOUT SHAREHOLDER APPROVAL:

(A) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The fund may not sell securities short, except short sales "against the box."

(D) The fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(D) The fund may not enter into futures contracts and write and buy put and call options relating to futures contracts. The fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

(E) The fund may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

(F) The fund may not invest in companies for the purpose of exercising control or management.

                   OTHER POLICIES AND PRACTICES OF THE FUNDS

OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS

The following investments are subject to limitations as set forth in each fund's investment restrictions and policies.

OPTIONS ON SECURITIES AND INDEXES. In an effort to increase current income and to reduce fluctuations in net asset value, each of the funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. A fund also may write call options that are not covered for cross-hedging purposes. A fund may write and buy options on the same types of securities that the fund may purchase directly. There are no specific limitations on a fund's writing and buying of options on securities.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security, as the case may be. A call option is covered if a fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a fund segregates cash or other liquid assets with a value equal to the exercise price with its custodian. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, a fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which a fund previously has written. If a fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, a fund will forego the potential benefit represented by market appreciation over the exercise price.

When a fund writes an option, an amount equal to the net premium (the premium less the commission) received by the fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, a fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the fund will realize a gain or loss.

The purpose of writing covered call options is to generate additional premium income for a fund. This premium income will serve to enhance a fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for a fund.

Once the decision to write a call option has been made, a fund's investment adviser or a sub-adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit a sale of the underlying security. Furthermore, effecting a closing transaction will permit a fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a fund will be able to effect such closing transactions at a favorable price. If a fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a fund.

Where a fund may purchase put options, that fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. A fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a fund upon its exercise of a "put" is normally (i) the fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. A fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a fund may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A fund will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

A principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, a fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the fund would suffer a loss. A fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

OPTIONS ON FOREIGN CURRENCIES. A fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, a fund may buy put options on the foreign currency. If the value of the currency declines, such fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a fund could sustain losses on transactions in foreign currency options that would require such fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

A fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that fund to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

A fund may write covered call options on foreign currencies. A call option written on a foreign currency by a fund is "covered" if that fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its fund. A call option is also covered if: (i) the fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the custodian.

A fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

FUTURES CONTRACTS AND OPTIONS THEREON. A fund may enter into futures contracts, purchase or sell options on any such futures contracts, and engage in related closing transactions. Futures contracts are for the purchase or sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a Futures Trading Commission merchant ("FTCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The funds may use future contracts to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

If the notional value of a fund's non-hedge contracts exceeds 100% of its total assets, the fund will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of the its net assets. If the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes exceeds 5% of the its net assets, the notional value of a fund's non-hedge contracts will not exceed 100% of the liquidation value of the fund's portfolio securities. Futures transactions will be limited to the extent necessary to maintain the qualification of these funds as a regulated investment companies.

The funds also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial margin deposit and are subject to calls for variation margin.

Futures transactions involve brokerage costs and require a fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. There is a possibility that a fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. A fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes a fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts").

A fund may enter into forward currency contracts with stated contract values of up to the value of that fund's assets. The funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.

A fund may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, a fund may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a fund has or expects to have portfolio exposure. A fund may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A fund's entry into forward foreign currency exchange contract, as well as any use of cross or proxy hedging techniques will generally require the fund to hold liquid securities or cash equal to a fund's obligations in a segregated account throughout the duration of the contract.

A fund may also combine forward foreign currency exchange contracts with investments in securities denominated in other currencies in order to achieve desired equity, credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign equity or bond, a fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward foreign currency exchange contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a fund may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the equity return or credit quality of the U.S. dollar-denominated security.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the funds are able to protect themselves against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The funds may also hedge foreign currency exchange rate risk by engaging in a currency financial futures and options transactions, which are described below. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for a fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such fund is obligated to deliver.

If a fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, a fund's ability to utilize forward currency contracts may be restricted. In addition, a fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.

SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, a fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. A fund's sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

The funds do not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

A fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian.

If a fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-advisers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by a fund, unless so stated in its investment objectives. These transactions may in some instances involve the delivery of securities or other underlying assets by a fund or its counterparty to collateralize obligations under the swap.

Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

In addition to the instruments, strategies and risks described in this SAI and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as a fund's sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. The funds' sub-advisers may use these opportunities to the extent they are consistent with each fund's investment objective and as are permitted by a fund's investment limitations and applicable regulatory requirements.

CREDIT DEFAULT SWAPS. A fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, a fund would be subject to investment exposure on the notional amount of the swap.

A fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--that the seller may fail to satisfy its payment obligations to the fund in the event of a default.

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

EXCHANGE-TRADED FUNDS ("ETFS"). Subject to limitations under the 1940 Act, a fund may invest in shares of investment companies know as ETFs. For example, a fund may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses. Investing in these securities may result in duplication of certain fees and expenses paid by these securities in addition to the advisory fees and expenses paid by the fund.

EURO INSTRUMENTS. The funds may each make investments in Euro instruments. Euro instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the "LIBOR"), although foreign currency- denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of funds, and sellers to obtain a fixed rate for borrowings. A fund might use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed income instruments.

SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, options on foreign currencies and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which a fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, a fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future.

Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a fund as: the possible loss of the entire premium paid for an option bought by a fund; the inability of the fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a fund will be able to use those instruments effectively for their intended purposes.

In connection with certain of its hedging transactions, a fund must segregate assets with the fund's custodian bank to ensure that such fund will be able to meet its obligations pursuant to these instruments. Segregation of a large percentage of a fund's assets could impede implementation of that fund's investment policies or its ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.

In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

FOREIGN INVESTMENTS

Each fund may invest in foreign securities through the purchase of securities of foreign issuers or of American Depositary Receipts ("ADRs"). Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund investing in foreign markets is uninvested and no return is earned thereon. The inability of such a fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to a fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers that have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to a fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a fund's assets. The value of the assets of a fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to shareholders of a fund investing in foreign markets. In addition, although a fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, a fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, a fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

EMERGING MARKETS. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by foreign investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

A fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the fund to suffer a loss of interest or principal on any of its holdings.

OTHER INVESTMENT COMPANIES

A fund may invest in securities issued by other investment companies as permitted under the 1940 Act. A fund may indirectly bear a portion of any investment advisory fees and expenses and distribution (12b-1) fees paid by funds in which it invests, in addition to the advisory fees and expenses paid by the fund.

WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due. A fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a fund engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market that will occur sometime in the future. No payment or delivery is made by a fund until it receives payment or delivery from the other party for any of the above transactions. The fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a fund may earn income on securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner. At the time of settlement, the market value of the security may be more or less than the purchase price. A fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, the fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.

ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

Subject to its investment restrictions, a fund may invest in zero coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 ("Code"), a fund must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years a fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for such fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a fund to sell the securities at the time.

Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

MORTGAGE-RELATED SECURITIES

The funds may invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and by nongovernmental entities, provided, however, that to the extent that a fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities in which these funds may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the funds will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The funds may invest in Collateralized Mortgage Obligations ("CMOs") residuals and stripped mortgage-backed securities ("SMSBs"). CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

INCOME PRODUCING SECURITIES

The funds will purchase defaulted securities only when the respective sub-advisers believe, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the sub-adviser's belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

     Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

     Disposition of Fund Securities. The funds generally intend to purchase securities for which the sub-adviser expects an active market to be maintained, defaulted securities may be less actively traded than other securities making it more difficult to dispose of substantial holdings of such securities at prevailing market prices. The funds will limit holdings of any such securities to amounts that the sub-adviser believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the funds' ability to readily dispose of securities to meet redemptions.

     Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the funds.

Other types of income producing securities that the funds may purchase include, but are not limited to, the following:

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

     Variable and Floating Rate Obligations. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

     Standby Commitments. These instruments, which are similar to a put, give a fund the option to obligate a broker, dealer or bank to repurchase a security held by a fund at a specified price.

     Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

     Inverse Floaters. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. The funds will not invest more than 5% of their respective assets in inverse floaters.

The funds will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of their portfolios.

These investments are subject to credit risk and market risk. Credit risk relates to the party's ability to make payment upon demand; market risk relates to the fact that the value of the security will be impacted by the rise and fall of interest rates.

LENDING OF FUND SECURITIES

The funds, from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The funds must receive 100% collateral, in the form of cash or U.S. Government securities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While the funds do not have the right to vote securities on loan, each intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a fund, it could experience delays in recovering its securities and possible capital losses. The funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the Board of Trustees.

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions, a fund may invest a certain percentage of its net assets in illiquid securities (i.e., securities that are not readily marketable).

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 ("1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a portfolio could, however, adversely affect the marketability of such portfolio security and the portfolio might be unable to dispose of such security promptly or at reasonable prices.

The Fund's Board of Trustees has authorized each fund's sub-adviser to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Trustees. Under the guidelines, the fund's sub-adviser will consider the following factors in determining whether a Rule 144A security is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. The fund may be restricted in its ability to sell such securities at a time when a fund's sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid securities, at a time that is not advantageous.

MUNICIPAL OBLIGATIONS

The funds may invest in the following types of municipal obligations:

MUNICIPAL BONDS. Municipal bonds generally are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

MUNICIPAL NOTES. Municipal notes are short-term debt obligations issued by municipalities that normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

MUNICIPAL COMMERCIAL PAPER. Municipal commercial paper is short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and the sub-adviser believes that this increase may continue.

VARIABLE RATE OBLIGATIONS. The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which the fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default.

LOAN PARTICIPATIONS

A fund may purchase participations in commercial loans, including loan assignments. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The fund may participate in such syndications, or can buy part of a loan, becoming a part lender. The fund's investment in a loan participation typically will result in the fund having a contractual relationship only with the lender and not with the borrower. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a fund to value these securities for purposes of calculating its net asset value.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the fund. For example, if a loan is foreclosed, a fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

EQUITY EQUIVALENTS

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

The funds will limit holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the sub-adviser. A fund's investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, are an example of the type of derivative security in which the fund might invest.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Subject to its investment restrictions, a fund may enter into repurchase and reverse repurchase agreements. Reverse repurchase agreements are also subject to the applicable restrictions regarding senior securities. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or collateral. A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is the policy of each fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the sub-adviser for that fund and approved by the Board of Trustees. In addition, the funds currently intend to invest primarily in repurchase agreements collateralized by cash, U.S. government securities, or money market instruments whose value equals at least 100% of the repurchase price, marked-to-market daily.

In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will segregate with its custodian cash and appropriate liquid assets with the funds' custodian to cover its obligation under the agreement. The funds will enter into reverse repurchase agreements only with parties the investment sub-adviser for each fund deems creditworthy and that have been reviewed by the Board of Trustees.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose a fund to greater fluctuations in the value of its assets.

PASS-THROUGH SECURITIES

Each fund may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests, which are more fully discussed in this SAI. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary, which are passed through to purchasers, such as the funds.

HIGH YIELD/HIGH-RISK BONDS

High-yield/high-risk bonds, below investment grade securities (commonly known as "junk bonds") involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's.

VALUATION RISKS. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. Such funds, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods.

LIQUIDITY RISKS. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower rated and nonrated securities; (ii) the value of high yield debt securities held by a fund; (iii) the new asset value of a fund holding such securities; and (iv) the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.

WARRANTS AND RIGHTS

Subject to its investment restrictions, a fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

U.S. GOVERNMENT SECURITIES

Examples of the types of U.S. government securities that a fund may hold include, in addition to those described in the prospectus and direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government

(such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan
Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, a fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

MONEY MARKET RESERVES (TA IDEX T. ROWE PRICE EQUITY INCOME)

It is expected that these funds will invest their cash reserves primarily in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price and Price-Fleming. The Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRIF") are series of Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate pursuant to an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-22770, July 29, 1997).

The funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. To that end, the RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating from at least one Nationally Recognized Statistical Rating Organization. The GRIF invests primarily in a portfolio of U.S. Government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

The RIF and GRIF provide very efficient means of managing the cash reserves of the funds. While the RIF does not pay an advisory fee to the investment manager, they will incur other expenses. However, the RIF and GRIF are expected by T. Rowe Price to operate at very low expense ratios. The funds will only invest in the RIF or GRIF to the extent it is consistent with their objectives and programs and the terms of the Exemptive Order issued by the SEC.

The RIF and GRIF are not insured or guaranteed by the U.S. Government, and there is no assurance they will maintain a stable net asset value of $1.00 per share. Investing in these securities may result in duplication of certain fees and expenses.

OTHER SECURITIES IN WHICH THE FUNDS MAY INVEST

CORPORATE DEBT SECURITIES. A fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

COMMERCIAL PAPER. Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.

INTERNATIONAL AGENCY OBLIGATIONS. A fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. The funds may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

BANK OBLIGATIONS OR SAVINGS AND LOAN OBLIGATIONS. Subject to its investment restrictions, a fund may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location -- the strength of the local economy will often affect financial institutions in the region, (b) asset mix -- institutions with substantial loans in a troubled industry may be weakened by those loans, and (c) amount of equity capital -- under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by a fund, but the fund is not restricted to obligations or institutions that satisfy specified quality criteria.

VARIABLE OR FLOATING RATE SECURITIES. Subject to its investment restrictions, a fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

PREFERRED STOCKS. Subject to a fund's investment restrictions, a fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

CONVERTIBLE SECURITIES. Subject to its investment restrictions, a fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

COMMON STOCKS. Subject to its investment restrictions, a fund may invest in common stocks. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

PORTFOLIO TURNOVER RATE

Changes may be made in a fund's portfolio consistent with the investment objective and policies of the fund whenever such changes are believed to be in the best interests of the fund and its shareholders, and each fund will be managed without regard to its portfolio turnover rate. The portfolio turnover rates for all of the funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs to a fund, including brokerage commissions, and may have adverse tax consequences

The portfolio turnover rate for each of the funds is calculated by dividing the lesser of a fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Transamerica IDEX has entered into a Management and Investment Advisory Agreement ("Advisory Agreement") on behalf of each fund with AEGON Transamerica Fund Advisers, Inc. ("ATFA"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. ATFA supervises each respective fund's investments and conducts its investment program.

ATFA is directly owned by Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA Holding Company (22%) ("AUSA"), both of which are indirect wholly-owned subsidiaries of AEGON N.V. AUSA is wholly-owned by Transamerica Holding Company, which is wholly-owned by AEGON USA, Inc., a financial services holding company located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

INVESTMENT ADVISER COMPENSATION

ATFA receives annual compensation from each fund in the form of a percentage of the fund's average daily net assets. The table below lists those percentages by fund.

                       Fund                            Percentage of Average Daily Net Assets
--------------------------------------------------    ----------------------------------------
TA IDEX Evergreen International Small Cap             1.07% of the first $250 million
                                                      1.00% in excess of $250 million

TA IDEX J.P. Morgan Mid Cap Value                     0.85% of the first $100 million
                                                      0.80% in excess of $100 million

TA IDEX Marsico International Growth                  1.06% of the first $300 million
                                                      1.01% from $300 million to $400 million
                                                      0.96% from $400 million to $1 billion
                                                      0.91% in excess of $1 billion

TA IDEX Mercury Large Cap Value                       0.80% of the first $250 million
                                                      0.775% from $250 million to $750 million
                                                      0.75% in excess of $750 million
TA IDEX MFS High Yield                                0.775% of the average daily net assets

TA IDEX T. Rowe Price Equity Income                   0.80% of the average daily net assets

TA IDEX Third Avenue Value                            0.80% of the average daily net assets

TA IDEX Transamerica Short-Term Bond                  0.65% of the first $250 million
                                                      0.60% from $250 million to $500 million
                                                      0.575% from $500 million to $1 billion
                                                      0.55% in excess of $1 billion

TA IDEX UBS Large Cap Value                           0.85% of the first $200 million
                                                      0.80% from $200 million to $750 million
                                                      0.75% from $750 million to $1 billion
                                                      0.70% in excess of $1 billion

TA IDEX Van Kampen Emerging Markets Debt              0.95% of the first $250 million
                                                      0.90% from $250 million to $500 million
                                                      0.80% in excess of $500 million

TA IDEX Van Kampen Large Cap Core                     0.75% of the first $250 million
                                                      0.70% in excess of $250 million

TA IDEX Van Kampen Small Company Growth               0.95% of the first $500 million
                                                      0.85% in excess of $500 million

TA IDEX Van Kampen Active International Allocation    0.95% of the first $250 million
                                                      0.93% from $250 million to $500 million
                                                      0.90% in excess of $500 million

ADVISORY AGREEMENT

The duties and responsibilities of the investment adviser are specified in the Advisory Agreement. The Advisory Agreement provides that ATFA will perform the following services or cause them to be performed by others: (i) furnish to the fund investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate fund officers, and (iii) be responsible for the administration of each fund. The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either the fund, ATFA or by a vote of shareholders of each fund. The Advisory Agreement provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of each fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.

The Advisory Agreement also provides that ATFA shall not be liable to the funds or to any shareholder for any error of judgment or mistake of law or for any loss suffered by a fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of ATFA in the performance of its duties thereunder.

The Advisory Agreement became effective as follows:

                       FUND                           EFFECTIVE DATE
--------------------------------------------------    --------------
TA IDEX Evergreen International Small Cap             June 15, 2004
TA IDEX J.P. Morgan Mid Cap Value                     June 15, 2004
TA IDEX Marsico International Growth                  June 15, 2004
TA IDEX Mercury Large Cap Value                       June 15, 2004
TA IDEX MFS High Yield                                June 18, 2004
TA IDEX T. Rowe Price Equity Income                   June 15, 2004
TA IDEX Third Avenue Value                            June 15, 2004
TA IDEX Transamerica Short-Term Bond                  June 15, 2004
TA IDEX UBS Large Cap Value                           June 15, 2004
TA IDEX Van Kampen Emerging Markets Debt              June 15, 2004
TA IDEX Van Kampen Large Cap Core                     June 15, 2004
TA IDEX Van Kampen Small Company Growth               June 15, 2004
TA IDEX Van Kampen Active International Allocation    June 15, 2004

Each fund pays its allocable share of the fees and expenses of a fund's non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the funds or ATFA, expenses of preparing and typesetting periodic reports to shareholders (except for those reports the fund's permit to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of fund shares under federal and state law.


None of the funds paid any advisory fees as they commenced operations on November 8, 2004.


EXPENSE REIMBURSEMENT

ATFA has entered into an expense limitation agreement with Transamerica IDEX on behalf of each applicable fund, pursuant to which ATFA has agreed to reimburse a fund or waive fees, or both, whenever, in any fiscal year, the total cost to a fund of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, exceeds a certain percentage of the fund's average daily net assets. That percentage is listed by fund in the following table, as specified for that fund (expense cap) in the fund's then-current SAI. Transamerica IDEX, on behalf of an applicable fund, will at a later date reimburse ATFA for operation expenses previously paid on behalf of such fund during the previous 36 months, but only if, after such reimbursement, the fund's expense ratio does not exceed the expense cap. The agreement continues automatically for one-year terms unless ATFA provides written notice to Transamerica IDEX at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or may be terminated by Transamerica IDEX, without payment of any penalty, upon ninety (90) days' prior written notice to ATFA.

The applicable expense caps for each of the funds are listed in the following table.

                       FUND                           EXPENSE CAP
--------------------------------------------------    -----------
TA IDEX Evergreen International Small Cap                1.32%
TA IDEX J.P. Morgan Mid Cap Value                        1.05%
TA IDEX Marsico International Growth                     1.31%
TA IDEX Mercury Large Cap Value                          1.00%
TA IDEX MFS High Yield                                   0.975%
TA IDEX T. Rowe Price Equity Income                      1.00%
TA IDEX Third Avenue Value                               1.00%
TA IDEX Transamerica Short-Term Bond                     0.85%
TA IDEX UBS Large Cap Value                              1.05%
TA IDEX Van Kampen Emerging Markets Debt                 1.15%
TA IDEX Van Kampen Large Cap Core                        0.95%
TA IDEX Van Kampen Small Company Growth                  1.15%
TA IDEX Van Kampen Active International Allocation       1.20%

SUB-ADVISERS

Evergreen Investment Management Company, LLC ("Evergreen"), 200 Berkeley Street, Boston, Massachusetts 02116 serves as sub-adviser to TA IDEX Evergreen International Small Cap pursuant to a sub-advisory agreement with ATFA.

J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036 serves as sub-adviser to TA IDEX J.P. Morgan Mid Cap Value pursuant to a sub-advisory agreement with ATFA.

Fund Asset Management, L.P. (dba Mercury Advisors) ("Mercury"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 serves as sub-adviser to TA IDEX Mercury Large Cap Value pursuant to a sub-advisory agreement with ATFA.

MFS(R) Investment Management ("MFS"), 500 Boylston Street Boston, Massachusetts 02116 serves as sub-adviser to TA IDEX MFS High Yield pursuant to a sub-advisory agreement with ATFA.

Third Avenue Management, LLC ("Third Avenue"), 622 Third Avenue, 32nd Floor, New York, New York 10007-2023 serves as sub-adviser to TA IDEX Third Avenue Value pursuant to a sub-advisory agreement with ATFA.

UBS Global Asset Management (Americas) Inc. ("UBS"), One North Wacker Drive, Chicago, Illinois 60606, serves as sub-adviser to TA IDEX UBS Large Cap Value pursuant to a sub-advisory agreement with ATFA.

Morgan Stanley Investment Management Inc. (dba Van Kampen) ("Van Kampen"), 1221 Avenue of the Americas New York, New York 10020 serves as sub-adviser to TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Large Cap Core, TA IDEX Van Kampen Small Company Growth and TA IDEX Van Kampen Active International Allocation pursuant to a sub-advisory agreement with ATFA.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 E. Pratt Street, Baltimore, Maryland 21202, serves as sub-adviser to TA IDEX T. Rowe Price Equity Income pursuant to a sub-advisory agreement with ATFA.

Banc of America Capital Management, LLC ("BACAP"), 101 S. Tryon Street, Charlotte, North Carolina 28255, serves as sub-adviser to TA IDEX Marsico International Growth pursuant to a sub-advisory agreement with ATFA. BACAP has entered into an agreement with Marsico Capital Management, LLC ("Marsico"), 1200 17th Street, Suite 1300, Denver, Colorado 80202, wherein Marsico will provide portfolio management.

Transamerica Investment Management, LLC ("TIM"), 1150 South Olive Street, Suite 2700, Los Angeles, California 90015, serves as sub-adviser to TA IDEX Transamerica Short-Term Bond pursuant to a sub-advisory agreement with ATFA.

The sub-advisers also serve as sub-advisers to certain portfolios of AEGON/Transamerica Series Fund, Inc. ("ATSF"), a registered investment company. They may be referred to herein collectively as the "sub-advisers" and individually as a "sub-adviser."

                       Fund                           Sub-Adviser               Sub-Advisory Fee
--------------------------------------------------    -----------    --------------------------------------
TA IDEX Evergreen International Small Cap                            0.52% of the first $250 million
                                                                     0.50% in excess of $250 million

TA IDEX J.P. Morgan Mid Cap Value                                    0.40% of the average daily net assets

TA IDEX Marsico International Growth                                 0.50% of the first $300 million
                                                                     0.45% from $300 million to $400 million
                                                                     0.40% from $400 million to $1 billion
                                                                     0.35% in excess of $1 billion

TA IDEX Mercury Large Cap Value                                      0.35% of the first $250 million
                                                                     0.325% from $250 million to $750 million
                                                                     0.30% in excess of $750 million

TA IDEX MFS High Yield                                               0.375% of the average daily net assets

TA IDEX T. Rowe Price Equity Income                                  0.40% of the first $500 million
                                                                     0.35% in excess of $500 million

TA IDEX Third Avenue Value                                           0.40% of the average daily net assets

TA IDEX Transamerica Short-Term Bond                                 0.25% of the first $250 million
                                                                     0.20% from $250 million to $500 million
                                                                     0.175% from $500 million to $1 billion
                                                                     0.15% in excess of $1 billion

TA IDEX UBS Large Cap Value                                          0.38% of the first $200 million
                                                                     0.36% from $200 million to $400 million
                                                                     0.34% from $400 million to $750 million
                                                                     0.32% from $750 million to $1 billion
                                                                     0.30% in excess of $1 billion

TA IDEX Van Kampen Emerging Markets Debt                             0.45% of the first $250 million
                                                                     0.40% from $250 million to $500 million
                                                                     0.35% in excess of $500 million

TA IDEX Van Kampen Large Cap Core                                    0.30% of the average daily net assets

TA IDEX Van Kampen Small Company Growth                              0.45% of the first $500 million
                                                                     0.40% in excess of $500 million

TA IDEX Van Kampen Active International Allocation                   0.45% of the first $250 million
                                                                     0.40% from $250 million to $500 million
                                                                     0.35% in excess of $500 million


None of the funds paid any sub-advisory fees as they commenced operations on November 8, 2004.


Each of the sub-advisers also serves as investment adviser or sub-adviser to other funds and/or private accounts that may have investment objectives identical or similar to that of the funds. Securities frequently meet the investment objectives of one or all of these funds, the other funds and the private accounts. In such cases, a sub-adviser's decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.

It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the funds. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Advisory Agreement and each agreement between ATFA and a sub-adviser (each a "Sub-Advisory Agreement" and collectively the "Sub-Advisory Agreements") were approved by the Board of Trustees (including a majority of trustees who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party ("Independent Trustees")) at meetings held on December 2, 2003.

In connection with its deliberations relating to the approval of the Advisory Agreement and each Sub-Advisory Agreement, the Board of Trustees, including the Independent Trustees, considered information that had been provided by ATFA and the sub-advisers to the funds that engage them. In considering the Advisory Agreement and Sub-Advisory Agreements, the Board of Trustees considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Advisory Agreement included, but were not limited to, the following: (1) the performance of each fund compared to performance of a peer group of funds; (2) the nature and quality of the services provided by ATFA to the funds; (3) the fairness of the compensation under the Advisory Agreement in light of the services provided to the funds; (4) the profitability to ATFA from the Advisory Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ATFA, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure to support the funds' operations; (6) the expenses borne by the funds and a comparison of each fund's fees and expenses to those of a peer group of funds; and (7) ATFA's compliance capabilities and efforts on behalf of each fund.

In considering the Advisory Agreement, the Board of Trustees, including the Independent Trustees, did not identity any single factor as all-important or controlling. However, the Independent Trustees indicated that, generally, they initially scrutinized the performance of each fund, including performance in relation to a peer group of funds and in relation to a benchmark index or a combination of indexes, and the fees paid by the fund. With respect to funds that had relatively poor performance in relation to a peer group of funds, the Independent Trustee considered the reasons given by management and the actions undertaken, or contemplated, by management to improve such performance.

The factors considered by the Board of Trustees in reviewing the Sub-Advisory Agreements included, but were not limited to, the following: (1) the performance of the funds; (2) the nature and quality of the services provided by the sub-advisers; (3) the fairness of the compensation under the Sub-Advisory Agreements in light of the services provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of each sub-adviser; and (5) the costs for the services of the sub-adviser. The Board of Trustees also considered the advisory fee retained by ATFA for its services to sub-advised funds.

In reviewing the terms of each Advisory Agreement and each Sub-Advisory Agreement and in discussions with the Investment Adviser concerning the Advisory Agreement and Sub-Advisory Agreement, the Independent Trustee were represented by independent legal counsel. Based upon its review, the Board of Trustees determined that the Advisory Agreement and the Sub-Advisory Agreement are in the best interests of the funds and their shareholders and that the Advisory and Sub-Advisory fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees, including the unanimous vote of the Independent Trustees, approved the Advisory Agreements and Sub-Advisory Agreements.

                                   DISTRIBUTOR

Effective March 1, 2001, Transamerica IDEX entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), located at 4333 Edgewood Rd. NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of the shares of the funds. The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the investment advisory agreements discussed above. A discussion of AFSG's responsibilities and charges as principal underwriter of fund shares is set forth in the prospectus.

None of the funds paid any underwriting commissions as they commenced operations on November 8, 2004.

                             ADMINISTRATIVE SERVICES

ATFA is responsible for the supervision all of the administrative functions, providing office space, and paying its allocable portion of the salaries, fees and expenses of all fund officers and of those trustees who are affiliated with ATFA. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of a fund and the preparation and filing of a fund's initial registration statements under the 1933 Act and 1940 Act are also paid by the adviser. Transamerica IDEX has entered into an Administrative Services Agreement ("Administrative Agreement") with AEGON/Transamerica Fund Services, Inc. ("ATFS") on behalf of each fund. Under the Administrative Agreement, ATFS carries out and supervises all of the administrative functions of the funds and incurs expenses payable by Transamerica IDEX related to such functions.

The administrative duties of ATFS with respect to each fund include: providing the fund with office space, telephones, office equipment and supplies; paying the compensation of the fund's officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the fund (other than those maintained by the fund's custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the fund's custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of each fund; authorizing expenditures and approving bills for payment on behalf of each fund; and providing executive, clerical and secretarial help needed to carry out its duties.


None of the funds paid any administrative services fees as they commenced operations on November 8, 2004.


                 CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES

Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, is custodian for Transamerica IDEX. The custodian is not responsible for any of the investment policies or decisions of a fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the funds.

AEGON/Transamerica Investor Services, Inc. ("ATIS"), P. O. Box 9015, Clearwater, Florida 33758-9015, is the transfer agent for each fund, withholding agent and dividend disbursing agent. ATIS is a wholly-owned subsidiary of AUSA Holding Company and thus is an affiliate of ATFA. Each fund pays the transfer agent an annual per-account charge of $20.00 for each Open Account and $1.63 for each Closed Account. There is no new account charge.


Transaction requests should be mailed to Transamerica IDEX Mutual Funds, P.O. Box 219945, Kansas City, MO 64121-9945 or Transamerica IDEX Mutual Funds, 330 W. 9th Street, Kansas City, MO 65105 (for overnight mail).


IBT is a provider of data processing and recordkeeping services for the Transamerica IDEX transfer agent. Each fund may use another affiliate of IBT as introducing broker for certain portfolio transactions as a means to reduce expenses through a credit against transfer agency fees with regard to commissions earned by such affiliate. (See "Fund Transactions and Brokerage.")


None of the funds paid any transfer agency fees as they commenced operations on November 8, 2004.

                         FUND TRANSACTIONS AND BROKERAGE

Decisions as to the assignment of fund business for each of the funds and negotiation of commission rates are made by a fund's sub-adviser, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all fund transactions. The Investment Advisory Agreement and Investment Counsel Agreement/Sub-Advisory Agreement for each fund specifically provide that in placing portfolio transactions for a fund, the fund's sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

In selecting brokers and dealers and in negotiating commissions, a fund's sub-adviser may consider a number of factors, including but not limited to:

      The sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;

      The nature of the security being traded;

      The size and type of the transaction;

      The nature and character of the markets for the security to be purchased or sold;

      The desired timing of the trade;

      The activity existing and expected in the market for the particular security;

      The quality of the execution, clearance and settlement services; Financial stability;

      The existence of actual or apparent operational problems of any broker or dealer; and

      Research products and services provided.

In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:

      Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

      Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

      Access to research analysts, corporate management personnel, industry experts, economists and government officials; and

      Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.

Most of the brokers and dealers used by the funds' sub-advisers provide research and other services described above.

A sub-adviser may use research products and services in servicing other accounts in addition to the funds. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, a sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for a sub-adviser.

When a fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

A sub-adviser may also consider the sale or recommendation of a fund's shares by a broker or dealer to its customers as a factor in the selection of brokers or dealers to execute portfolio transactions. In placing portfolio business with brokers or dealers, a sub-adviser will seek the best execution of each transaction, and all such brokerage placement must be consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

A sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of ATFA, AFSG or the sub-adviser, including InterSecurities, Inc., AEGON USA Securities, Inc. or DST Securities, Inc. A sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Other Affiliates," are equal to or lower than those that would otherwise be incurred. Under rules adopted by the SEC, Transamerica IDEX's Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.

DIRECTED BROKERAGE

A sub-adviser to a fund, to the extent consistent with the best execution and with ATFA's usual commission rate policies and practices, may place portfolio transaction of the fund with broker/dealers with which the fund has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the fund's portfolio transactions to the payment of operating expenses that would otherwise be borne by the fund.


None of the funds paid any brokerage commissions as they commenced operations on November 8, 2004.

                              TRUSTEES AND OFFICERS

The Trustees and executive officers of Transamerica IDEX are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of Transamerica IDEX by its officers. The Board also reviews the management of each fund's assets by the investment adviser and its respective sub-adviser. The Fund Complex currently consists of Transamerica IDEX, ATSF, Transamerica Income Shares, Inc. ("TIS") and Transamerica Index Funds, Inc. ("TIF"), and consists of 90 funds/portfolios.

Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified; or (2) a Trustee resigns, or his or her term as a Trustee is terminated in accordance with the fund's by-laws. The executive officers are elected and appointed by the Trustees and hold office until they resign, are removed, or are otherwise disqualified to serve.


                                                                                                    NUMBER OF
                                             TERM OF                                                 FUNDS IN       OTHER
                             POSITION(S)    OFFICE AND                                               COMPLEX     DIRECTORSHIPS
                              HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(S) DURING       OVERSEEN BY      HELD BY
   NAME, ADDRESS AND AGE        FUND*      TIME SERVED                 PAST 5  YEARS                 TRUSTEE       DIRECTOR
--------------------------   -----------   ------------   --------------------------------------   -----------   -------------
INTERESTED TRUSTEES

Thomas P. O'Neill (1)        Trustee       Indefinite**   President, AEGON Financial Services           76            N/A
1111 North Charles Street                  2003-present   Group, Inc., Financial Institution
Baltimore, MD 21201-5574                                  Division; Director,
(DOB 3/11/58)                                             AEGON/Transamerica
                                                          Series Fund, Inc. (ATSF); Director,
                                                          Transamerica Income Shares, Inc. (TIS);
                                                          Director, National Aquarium of
                                                          Baltimore

Brian C. Scott (1)           Trustee,      Indefinite**   Director, President and Chief                 77            N/A
(DOB 9/29/43)*               President &   Trustee        Executive Officer, ATSF; TIS;
                             Chief         2003-present   President & Director, TIF; Manager,
                             Executive     President,     TIM; President, Director & Chief
                             Officer       CEO            Executive Officer, ATFA, ATIS & ATFS;
                                           2002-present   Chief Executive Officer, Transamerica
                                                          Investors, Inc. (TII); Director,
                                                          President & CEO, Endeavor Management
                                                          Co. (2001-2002)

(1) May be deemed as "interested person" of the Fund as defined in the 1940 Act due to employment with an affiliate of ATFA.

INDEPENDENT TRUSTEES


Peter R. Brown                 Chairman,   Indefinite**    Chairman  & Director, ATSF, TIS & TIF;       77            N/A
11180 6th Street East          Trustee     1986-present    Rear Admiral (Ret.) U.S. Navy Reserve,
Treasure Island, FL 33706                                  Civil Engineer Corps; Chairman of the
(DOB 5/10/28)                                              Board, Peter Brown Construction
                                                           Company (1963-2000)

Charles C. Harris              Trustee     Indefinite**    Director, ATSF& TIS                          76            N/A
2840 West Bay Drive, #215                  1994-present
Belleair Bluffs, FL  33770
(DOB 1/15/30)

Russell A. Kimball, Jr.        Trustee     Indefinite**    Director, ATSF & TIS; General Manager,       76            N/A
1160 Gulf Boulevard                        2002-present    Sheraton Sand Key Resort (1975 -
Clearwater Beach, FL 33767                                 present)
(DOB 8/17/44)

William W. Short, Jr.          Trustee     Indefinite**    Director, ATSF & TIS; Retired                76            N/A
7882 Lantana Creek Road                    1986-present    Corporate CEO and Chairman of the
Largo, FL 33777                                            Board, Shorts, Inc.
(DOB 2/25/36)

Daniel Calabria                Trustee     Indefinite**    Director, ATSF & TIS; Trustee                76            N/A
7068 S. Shore Drive S.                     1996-present    (1993-present) & President
South Pasadena, FL 33707                                   (1993-1995), Florida Tax Free Funds
(DOB 3/05/36)

Janice B. Case                 Trustee     Indefinite**    Director, ATSF & TIS; Director,              76       Central
205 Palm Island NW                         2002-present    Central Vermont Public Service Co.                    Vermont Public
Clearwater, FL 33767                                       (Audit Committee); Director, Western                  Service Co.
(DOB 9/27/52)                                              Electricity Coordinating Council
                                                           (Chairman, Human Resources and
                                                           Compensation Committee); Senior Vice
                                                           President (1996-2000), Vice President
                                                           (1990-1996), Director of Customer
                                                           Service & Marketing (1987-1990),
                                                           Florida Power Corporation

Jack E. Zimmerman              Trustee     Indefinite**    Former Director, Regional Marketing of       31            N/A
6778 Rosezita Lane                         1986- present   Marietta Corporation & Director of
Dayton, OH 45459                                           Strategic Planning, Martin Marietta
(DOB 2/3/28)                                               Baltimore Aerospace.

Leo J. Hill                    Trustee     Indefinite**    Director,ATSF & TIS; Owner &                 76            N/A
2201 N. Main St.                           2002- present   President, Prestige Automotive Group
Gainesville, FL 32609                                      (2001 - present); Market President
(DOB 3/27/56)                                              (1997-1998), NationsBank; President &
                                                           CEO (1994-1998), Barnett Bank of the
                                                           Treasure Coast, FL


OFFICERS*


                                                         TERM OF
                                                        OFFICE***
                                                           AND
                                                        LENGTH OF
                                POSITION HELD WITH        TIME                         PRINCIPAL OCCUPATION(S) OR
  NAME, AGE AND ADDRESS                FUND              SERVED                      EMPLOYMENT DURING PAST 5 YEARS
--------------------------   ------------------------   ---------   ----------------------------------------------------------------
John K. Carter               Senior Vice                1999 -      General Counsel, Sr. Vice President, Secretary & Chief
(DOB 4/24/61)                President, General         present     Compliance Officer, ATSF, TIF & TIS; Vice President & Senior
                             Counsel, Secretary &                   Counsel, Western Reserve Life Assurance Co. of Ohio ("WRL");
                             Chief Compliance Officer               Director, General Counsel, Sr. Vice President & Secretary, ATFA,
                                                                    ATIS & ATFS; Vice President, AFSG; Vice President, Secretary &
                                                                    Anti-Money Laundering Officer, TII; Vice President, TIM; Vice
                                                                    President & Counsel (1997-1999), Salomon Smith Barney

                                                         TERM OF
                                                        OFFICE***
                                                           AND
                                                        LENGTH OF
                                POSITION HELD WITH        TIME                         PRINCIPAL OCCUPATION(S) OR
  NAME, AGE AND ADDRESS                FUND              SERVED                      EMPLOYMENT DURING PAST 5 YEARS
--------------------------   ------------------------   ---------   ----------------------------------------------------------------

Kim D. Day                   Senior Vice President,     2002 -      Senior Vice President, Treasurer & Chief Financial Officer,
(DOB 8/2/55)                 Treasurer & Chief          present     ATSF, TIF & TIS; Sr. Vice President & Treasurer, ATFS, TII, ATFA
                             Financial Officer                      & ATIS; Vice President, TIM; Asst. Vice President, WRL


* The business address of each officer is 570 Carillon Parkway, St. Petersburg, FL 33716. No officer of the Fund receives any compensation paid by the Fund.

**Trustees serve an indefinite term until his/her successor is elected or (in some cases) until he/she reaches the mandatory retirement age.

***Elected and serves at the pleasure of the Board of Trustees of the Fund.

COMMITTEES OF THE BOARD

The Trustees are responsible for major decisions relating to each fund's objective, policies and techniques. They review investment decisions, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Valuation Committee, Compensation Committee and Proxy Voting Committee.


                                                                                                                NUMBER OF
                                                                                                                MEETINGS
                                                                                                               HELD DURING
                                                                                                                  LAST
      COMMITTEE                            FUNCTIONS                                   MEMBERS                 FISCAL YEAR
---------------------    ---------------------------------------------    ---------------------------------    -----------
AUDIT                    Review the financial reporting process, the      Peter Brown, Chairman, Janice             2
                         system of internal control, the audit            Case, Charles Harris, Daniel
                         process, and the Transamerica IDEX process       Palabria, Leo Hill & William
                         for monitoring compliance with investment        Short, Jr.
                         restrictions and applicable laws and the
                         Transamerica IDEX Code of Ethics.

NOMINATING               Nominates and evaluates independent Trustee      Peter Brown, Chairman; Daniel             2
                         candidates. The Nominating Committee does        Calabria; Charles Harris; &
                         not have a policy with regard to the             William Short, Jr.
                         consideration of trustee candidates
                         recommended by shareholders as it does not
                         currently contemplate adding Board members or
                         otherwise changing the Board's composition.
                         Potential Nominees are recommended and
                         evaluated based on certain criteria relating
                         to their background, education, understanding
                         and experience in the financial and
                         investment industry; as well as character,
                         integrity and commitment. The Board of
                         Trustees does not currently have a Nominating
                         Committee charter.  However, in light of the
                         SEC's recent adoption of enhanced nominating
                         committee disclosure requirements, and
                         proposed rules regarding security holder
                         director nominations, the Board may adopt a
                         Nominating Committee charter and a policy
                         regarding the consideration of trustee
                         candidates recommended by stockholders in the
                         future.

COMPENSATION             Reviews compensation arrangements for each       Peter Brown; Daniel Calabria;             1
                         Trustee                                          Russell Kimball; Janice Case;
                                                                          Charles Harris; Leo Hill; William
                                                                          Short, Jr.; & Jack Zimmerman

VALUATION                Determines the value of any of the fund's        Certain officers of Transamerica         44
                         Securities and assets for which market           IDEX and ATFA, who serve at the
                         quotations are not readily available or for      Pleasure of the Board of Trustees
                         which valuation cannot otherwise be provided

PROXY VOTING             Provides the Fund's consent to vote in           Janice Case, Leo Hill & William
                         matters where the Adviser or Sub-Adviser         Short, Jr.
                         seeks such consent because of a conflict of
                         interest that arises in connection with a
                         particular vote, or for other reasons. The
                         Proxy Committee also may review the Adviser's
                         and each Sub-Adviser's proxy voting policies
                         and procedures in lieu of submission of the
                         policies and procedures to the entire Board
                         for approval.


TRUSTEE OWNERSHIP OF EQUITY SECURITIES


The table below gives the dollar range of shares of Transamerica IDEX, as well as the aggregate dollar range of shares of all funds advised and sponsored by ATFA (collectively, the "Fund Complex"), owned by each Trustee as of December 31, 2003:



                                                           AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                               DOLLAR RANGE OF EQUITY     REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES
      NAME OF TRUSTEE          SECURITIES IN THE FUNDS             IN FAMILY OF INVESTMENT COMPANIES
---------------------------    -----------------------    ----------------------------------------------------
Peter R. Brown                      Over $100,000                            Over $100,000
Daniel Calabria (1)                 Over $100,000                            Over $100,000
Janice B. Case                      Over $100,000                            Over $100,000
Charles C. Harris (1)               Over $100,000                            Over $100,000
Leo J. Hill (1)                     Over $100,000                            Over $100,000
Russell A. Kimball, Jr. (1)         Over $100,000                            Over $100,000
Thomas P. O'Neill*                  Over $100,000                            Over $100,000
Brian C. Scott*                     Over $100,000                            Over $100,000
William W. Short, Jr.               Over $100,000                            Over $100,000
Jack E. Zimmerman                   Over $100,000                            Over $100,000



* Interested Trustees as defined in the 1940 Act due to employment with an ATFA affiliate.



(1) A portion of the dollar range of equity securities in the Fund for this Trustee consists of allocations made under the Fund's deferred compensation plan. The deferred compensation amounts are based on the value of Class A shares of the fund elected by such Trustee (without the imposition of the sales charge).'


CONFLICTS OF INTEREST

The following table sets forth information as of December 31, 2003 about securities owned beneficially or of record by each Independent Trustee or members of his or her immediate family, representing interests in the Investment Adviser, sub-advisers or Distributor of the fund, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing in the Trustee's household and dependents of the Trustee.

                             NAME OF OWNERS AND                      TITLE OF     VALUE-OF      PERCENT OF
    NAME OF TRUSTEE       RELATIONSHIPS TO TRUSTEE       COMPANY      CLASS      SECURITIES        CLASS
-----------------------   -------------------------   ------------   --------   -------------   -----------
Peter R. Brown            Marina D. Brown, Spouse     Transamerica     A         $1 - $10,000
                                                      IDEX                                      Less than 1%
Charles C. Harris         N/A                         N/A              N/A           N/A            N/A
Russell A. Kimball, Jr.   Martha A. Kimball, Spouse   Transamerica     N/A           N/A            N/A
                                                      IDEX
William W. Short, Jr.     Joyce J. Short, Spouse      Transamerica     A         $1 - $10,000
                                                      IDEX                                      Less than  1%
Daniel Calabria           N/A                         N/A              N/A           N/A            N/A
Janice B. Case            N/A                         N/A              N/A           N/A            N/A
Leo J. Hill               N/A                         N/A              N/A           N/A            N/A
Jack E. Zimmerman         Patricia A. Zimmerman,      Transamerica     A        Over $100,000
                          Spouse                      IDEX                                      Less than  1%


Disinterested Trustees receive for each regular Board meeting: (a) a total annual retainer fee of $20,000 from the funds, of which the funds pay a pro rata share allocable to each fund based on the relative assets of the fund; plus (b) $4,000 and incidental expenses per meeting attended. The Board's Chairperson receives an additional supplemental annual retainer of $30,000. Each Audit Committee member receives a total of $3,000 per Audit Committee meeting attended in addition to the regular meetings attended; the Audit Committee chairperson receives an additional supplemental attendance fee of $1,000. In the case of a Special Board Meeting, each of the Disinterested Trustees receives a fee of $2,500 plus incidental expenses per special meeting attended, in addition to the regular meetings attended. Any fees and expenses paid to Trustees who are affiliates of ATFA or AFSG are paid by ATFA and/or AFSG and not by the funds.


Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to Trustees who are not interested persons of the fund. Under the Plan, compensation may be deferred that would otherwise be payable by the Transamerica IDEX and/or ATSF, to a Disinterested Trustee or Director on a current basis for services rendered as Trustee or Director. Deferred compensation amounts will accumulate based on the value of Class A shares of a fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Plan will have any impact on the funds.

The following table provides compensation amounts paid to Disinterested Trustees of the fund for the fiscal year ended October 31, 2003.

                               COMPENSATION TABLE


                                                   AGGREGATE
                                                COMPENSATION FROM      PENSION OR RETIREMENT
                                                TRANSAMERICA IDEX   BENEFITS ACCRUED AS PART OF    TOTAL COMPENSATION PAID TO
      NAME OF PERSON, POSITION                   MUTUAL FUNDS(1)           FUND EXPENSES          TRUSTEES FROM FUND COMPLEX(2)
      ------------------------                   ---------------           -------------          -----------------------------
Peter R. Brown, Trustee                             $  46,500                $       -                      $ 132,500
Daniel Calabria, Trustee                            $  41,500                $  59,145                      $ 120,000
Janice Case, Trustee                                $  44,500                $       -                      $ 120,000
James L. Churchill, Trustee Emeritus                $   5,000                $   5,000                      $   5,000
Charles C. Harris, Trustee                          $  44,500                $  21,000                      $ 126,500
Leo Hill, Trustee                                   $  38,500                $  62,850                      $ 120,000
Russell Kimball, Trustee                            $  38,500                $  99,000                      $ 120,500
William W. Short, Jr., Trustee                      $  44,500                $       -                      $ 126,500
Jack E. Zimmerman, Trustee                          $  38,500                $       -                      $  38,500
                                                    ---------                ---------                      ---------
           Total:                                   $ 342,000                $ 246,995                      $ 909,500
                                                    =========                =========                      =========

(1) Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ended October 31, 2003 were as follows: Peter R. Brown, $308 ; Daniel Calabria, $59,230; William W. Short, Jr., $0; Charles Harris, $21,000; Russell A. Kimball, Jr., $99,210; Janice B. Case, $0; Leo J. Hill, $63,044; James L. Churchill, $6,395 and Jack E. Zimmerman, $0.

(2) The Fund Complex currently consists of Transamerica IDEX, ATSF, TIS and TIF.

The Board of Trustees has adopted a policy whereby any Disinterested Trustee of the fund in office on September 1, 1990 who has served at least three years as a trustee may, subject to certain limitations, elect upon his resignation to serve as a trustee emeritus for a period of two years. A trustee emeritus has no authority, power or responsibility with respect to any matter of the fund. While serving as such, a trustee emeritus is entitled to receive from the fund an annual fee equal to one-half the fee then payable per annum to Disinterested Trustees of the fund, plus reimbursement of expenses incurred for attendance at Board meetings.

During the fiscal year ended October 31, 2003, the fund paid $342,000 in trustees' fees and expenses and $5,000 trustee emeritus fees or expenses. As of December 31, 2003, the trustees and officers held in the aggregate less than 1% of the outstanding shares of each of the funds.

                          NET ASSET VALUE DETERMINATION

Net asset value is determined on each day as of the close of the regular session of business on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time, Monday through Friday, except on: (i) days on which changes in the value of portfolio securities will not materially affect the net asset value of shares of the funds; (ii) days during which no shares of a fund are tendered for redemption and no orders to purchase shares of that fund are received; or (iii) customary national holidays on which the Exchange is closed. The per share net asset value of shares of a fund is determined by adding the fund's total assets, subtracting liabilities and dividing by the number of shares outstanding. Investment securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign), or on the NASDAQ National Market. Investment securities traded on the over-the-counter market and listed securities for which no sales are reported for the trading period immediately preceding the time of determination are valued at the last bid price. Foreign currency denominated assets and liabilities are converted into U.S. dollars at the closing exchange rate each day. Other securities for which quotations are not readily available are valued at fair values determined in such manner as a fund's sub-adviser, under the supervision of the Board of Trustees, decides in good faith.

                               PURCHASE OF SHARES

Class I shares of Transamerica IDEX in this prospectus are offered for investment to the following Transamerica IDEX strategic asset allocation funds:
TA IDEX Asset Allocation - Conservative Portfolio, TA IDEX Asset Allocation - Growth Portfolio, TA IDEX Asset Allocation - Moderate Growth Portfolio and TA IDEX Asset Allocation - Moderate Portfolio. In addition, they are offered to the following strategic asset allocation funds of AEGON/Transamerica Series Fund, Inc. ("ATSF"): ATSF Asset Allocation - Conservative Portfolio, ATSF Asset Allocation - Growth Portfolio, ATSF Asset Allocation - Moderate Growth Portfolio and ATSF Asset Allocation - Moderate Portfolio. Class I shares are not offered directly to shareholders.

                              REDEMPTION OF SHARES

Shareholders may redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three business days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the fund's net assets at the time of redemption.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. The fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Determination," and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to Transamerica IDEX.

Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed (except for holidays and weekends); (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.

                                      TAXES

Each fund has qualified, and expects to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each fund should have little or no income taxable to it under the Code. Shareholders of a regulated investment company generally are required to include these distributions as ordinary income, to the extent the distributions are attributable as the RICs investment income, net short-term capital gain, and certain net realized foreign exchange gains, or as capital gains, to the extent of the RICs net capital gain (i.e., net long-term capital gains over net short-term capital losses). (See, however, the discussion of TA IDEX Federated Tax Exempt, below.) If a fund fails to qualify as a regulated investment company, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund's available earnings and profits.

A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

- Distributions of long-term gains from sales by the Funds before May 6, 2003 will be taxed at the maximum rate of 20%

Upon the sale or other disposition of fund shares, or upon receipt of a distribution in complete liquidation of a fund, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the date of the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of fund shares held by the shareholder for six months or less, will be treated as a long term capital loss, to the extent of any distributions of net capital gains deemed received by the shareholder, with respect to such shares.

Dividends and interest received by a fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. Tax conventions preclude the imposition of such taxes.

Each fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. If such a tax is imposed on a fund, the balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to the fund to the extent that the income is distributed to its shareholders. If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. Distributions from a PFIC are not eligible for the reduced rate of tax on "qualifying dividends."

In addition, another election may be available that would involve marking to market a fund's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized as of such date although any such gains will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the excess distribution rules would be eliminated, but a fund could incur nondeductible interest charges. A fund's intention to qualify annually as a regulated investment company may limit a fund's ability to make an election with respect to PFIC stock.

Options, Futures and Forward Contracts and Swap Agreements -- Certain options, futures contracts, and forward contracts in which a fund may invest may be "Section 1256 contracts." Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a fund at the end of each taxable year (and at certain other times as prescribed pursuant to the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by a fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a fund. In addition, losses realized by a fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to a fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a fund which is taxed as ordinary income when distributed to shareholders.

A fund may make one or more of the elections available under the Code which are applicable to straddles. If a fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Because only a few regulations regarding the treatment of swap agreements, and related caps, floors and collars, have been implemented, the tax consequences of such transactions are not entirely clear. The funds intend to account for such transactions in a manner deemed by them to be appropriate, but the Internal Revenue Service might not necessarily accept such treatment. If it did not, the status of a fund as a regulated investment company might be affected.

The requirements applicable to a fund's qualification as a regulated investment company may limit the extent to which a fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.

Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend," to instead be taxed as the rate of tax applicable to ordinary income.

Market Discount -- If a fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase amount is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the fund in each taxable year in which the fund owns an interest in such debt security and receives a principal payment on it. In particular, the fund will be required to allocate that principal payment first to a portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

Original Issue Discount -- Certain debt securities acquired by the funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by the funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Constructive Sales -- These rules may affect timing and character of gain if a fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the fund enters into certain transactions in property while holding substantially identical property, the fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the fund's holding period and the application of various loss deferral provisions of the Code.

Foreign Taxation -- Income received by a fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The payment of such taxes will reduce the amount of dividends and distributions paid to the fund's shareholders. So long as a fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of such fund's assets at the close of the taxable year consists of securities of foreign corporations, the fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders.

Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

Foreign Currency Transactions -- Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that a fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

The treatment of income dividends and capital gains distributions by a fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of a fund's management or of its investment policies and practices by any governmental authority.


                             PRINCIPAL SHAREHOLDERS



      As of September 8, 2004, the Trustees and officers as a group owned less than 1% of any class of each fund's outstanding shares. To the knowledge of the management, as of that date, no shareholders owned beneficially or 5% or more of the outstanding shares of a class of a fund, except as follows:



                                                                                                    % OF SHARES OF
                                                                                                    BENEFICIAL
NAME/ADDRESS                                         FUND                               CLASS       INTEREST
AEGON/Transamerica Fund Advisers Seed                TA IDEX Clarion Real Estate        C           30.97%
Money Account                                        Securities
Clearwater, FL

AEGON/Transamerica Fund Advisers Seed                TA IDEX PIMCO Real Return TIPS     C           28.21%
Money Account
St. Petersburg, FL

AEGON/Transamerica Fund Advisers Seed                TA IDEX PIMCO Total Return         C           14.33%
Money Account
Clearwater, FL

AEGON/Transamerica Fund Advisers Seed                TA IDEX T. Rowe Price Health       C           29.36%
Money Account                                        Sciences
Clearwater, FL

AEGON/Transamerica Fund Advisers Seed                TA IDEX T. Rowe Price Health       C            8.50%
Money Account                                        Sciences
Clearwater, FL

AEGON/Transamerica Fund Advisers Seed                TA IDEX Transamerica Convertible   C           32.15%
Money Account                                        Securities
St. Petersburg, FL

Amas Bank                                            TA IDEX Templeton Great            A            6.81%
Switzerland                                          Companies Global

Anthony Stachowski                                   TA IDEX Transamerica Convertible   C           11.92%
Mantua, OH                                           Securities

Brown, Berardini & Dunning                           TA IDEX T. Rowe Price Health       C            6.64%
Denver, CO                                           Sciences

D.A. Davidson & Co., Inc.                            TA IDEX Clarion Real Estate        C            6.70%
Great Falls, MT                                      Securities

D.A. Davidson & Co., Inc.                            TA IDEX Clarion Real Estate        C            5.53%
Great Falls, MT                                      Securities

D.A. Davidson & Co., Inc.                            TA IDEX Clarion Real Estate        C            5.06%
Great Falls, MT                                      Securities

D.A. Davidson & Co., Inc.                            TA IDEX Clarion Real Estate        C           21.26%
Great Falls, MT                                      Securities

                                                                                                    % OF SHARES OF
                                                                                                    BENEFICIAL
NAME/ADDRESS                                         FUND                               CLASS       INTEREST
D.A. Davidson & Co., Inc.                            TA IDEX Clarion Real Estate        C            5.00%
Great Falls, MT                                      Securities

Elizabeth Swailes                                    TA IDEX American Century           C            6.37%
Oxford, OH                                           International

First Clearing Corp.                                 TA IDEX Federated Tax Exempt       C            5.08%
Reno, NV

First Clearing, LLC                                  TA IDEX Transamerica Convertible   C            9.68%
Haines City, FL                                      Securities

Frederick Riley                                      TA IDEX Asset Allocation -         C            7.21%
Rockford, MI                                         Conservative Portfolio

Gary D. Lindsey IRA                                  TA IDEX T. Rowe Price Health       C            5.43%
Leon, IA                                             Sciences

Gopal Badlani                                        TA IDEX T. Rowe Price Health       C            5.73%
Syosset, NY                                          Sciences

Helen M. Kontnier TOD                                TA IDEX Transamerica Convertible   C            6.72%
Middletown, OH                                       Securities

Johanna K. Black                                     TA IDEX T. Rowe Price Small Cap    C            5.29%
Boston, MA


Kathleen Tamuccio                                    TA IDEX Transamerica               C           16.99%
Pelham Manor, NY                                     Convertible Securities

Kathleen Tamuccio                                    TA IDEX Transamerica Flexible      C            6.77%
Pelham Manor, NY                                     Income

Legg Mason Wood Walker, Inc.                         TA IDEX PIMCO Total Return         C           22.53%
Baltimore, MD

LPL Financial Services                               TA IDEX American Century           C            5.62%
San Diego, CA                                        International

LPL Financial Services                               TA IDEX PIMCO Real Return TIPS     C            8.96%
San Diego, CA

LPL Financial Services                               TA IDEX PIMCO Real Return TIPS     C            6.13%
San Diego, CA

LTQ Investments                                      TA IDEX Money Market               C            6.26%
Port Clinton, OH

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX American Century Large     C           20.57%
Jacksonville, FL                                     Company Value

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Asset Allocation -         A            8.15%
Jacksonville, FL                                     Conservative Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Asset Allocation -         B            7.67%
Jacksonville, FL                                     Conservative Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Asset Allocation -         C           22.47%
Jacksonville, FL                                     Conservative Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Asset Allocation -         A            8.46%
Jacksonville, FL                                     Moderate Growth Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Asset Allocation -         B           11.57%
Jacksonville, FL                                     Moderate Growth Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Asset Allocation -         C           26.85%
Jacksonville, FL                                     Moderate Growth Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Asset Allocation -         A            9.17%
Jacksonville, FL                                     Moderate Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Asset Allocation -         B           11.13%
Jacksonville, FL                                     Moderate Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Asset Allocation -         C           27.69%
Jacksonville, FL                                     Moderate Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Asset Allocation -Growth   A           13.73%
Jacksonville, FL                                     Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Asset Allocation -Growth   B           10.57%
Jacksonville, FL                                     Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Asset Allocation -Growth   C           28.10%
Jacksonville, FL                                     Portfolio

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Clarion Real Estate        C            8.28%
Jacksonville, FL                                     Securities

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Federated Tax Exempt       C           31.43%
Jacksonville, FL

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Great Companies -          C            8.94%
Jacksonville, FL                                     Technology (SM)

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Great Companies -          A            8.42%
Jacksonville, FL                                     America(SM)

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Great Companies -          B           11.84%
Jacksonville, FL                                     America(SM)

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Great Companies -          C           15.49%
Jacksonville, FL                                     America(SM)

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX PIMCO Real Return TIPS     C           32.29%
Jacksonville, FL

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX PIMCO Total Return         C            8.56%
Jacksonville, FL

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX T. Rowe Price Health       C           14.17%
Jacksonville, FL                                     Sciences

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Transamerica               C           34.35%
Jacksonville, FL                                     Conservative High-Yield Bond

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Transamerica Convertible   C           10.06%
Jacksonville, FL                                     Securities

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Transamerica Equity        C            6.10%
Jacksonville, FL

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Transamerica Flexible      C            8.66%
Jacksonville, FL                                     Income

Merrill Lynch Pierce Fenner & Smith, Inc.            TA IDEX Transamerica Small/Mid     C            8.66%
Jacksonville, FL                                     Cap Value

Mesirow Financial, Inc.                              TA IDEX PIMCO Total Return         C            5.67%
Chicago, IL

Pershing LLC                                         TA IDEX American Century           C            5.07%
Jersey City, NJ                                      International

Pershing LLC                                         TA IDEX Clarion Real Estate        C            7.29%
Jersey City, NJ                                      Securities

Pershing LLC                                         TA IDEX Great Companies            C            6.31%
Jersey City, NJ                                      -Technology (SM)

Pershing LLC                                         TA IDEX Transamerica Convertible   C           21.17%
Jersey City, NJ                                      Securities

Raymond James & Associates, Inc.                     TA IDEX PIMCO Real Return TIPS     C           14.91%
St. Petersburg, FL

Richard Ulmer                                        TA IDEX PIMCO Real Return TIPS     C           20.76%
Villa Park, CA

Stephen P. Elias                                     TA IDEX Federated Tax Exempt       M           11.43%
Amherst, NH

Stephens, Inc.                                       TA IDEX T. Rowe Price Health       C            9.41%
Little Rock, AR                                      Sciences

TA IDEX Asset Allocation - Conservative              TA IDEX American Century Large     A           10.23%
Portfolio Investment Account                         Company Value
St. Petersburg, FL

TA IDEX Asset Allocation - Conservative              TA IDEX Great Companies -          A            6.23%
Portfolio Investment Account                         Technology (SM)
St. Petersburg, FL

TA IDEX Asset Allocation - Conservative              TA IDEX PIMCO Total Return         A           20.05%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Conservative              TA IDEX Salomon Investors Value    A            6.63%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Conservative              TA IDEX T. Rowe Price Health       A            9.58%
Portfolio Investment Account                         Sciences
St. Petersburg, FL

TA IDEX Asset Allocation - Conservative              TA IDEX T. Rowe Price              A           34.06%
Portfolio Investment Account                         Tax-Efficient Growth
St. Petersburg, FL

TA IDEX Asset Allocation - Conservative              TA IDEX Transamerica               A           20.98%
Portfolio Investment Account                         Conservative High-Yield Bond
St. Petersburg, FL

TA IDEX Asset Allocation - Conservative              TA IDEX Transamerica Flexible      A           17.79%
Portfolio Investment Account                         Income
St. Petersburg, FL

TA IDEX Asset Allocation - Conservative              TA IDEX Clarion Real Estate        A           18.67%
Portfolio Investment Account                         Securities
St. Petersburg, FL

TA IDEX Asset Allocation - Conservative              TA IDEX Transamerica Convertible   C           23.81%
Portfolio Investment Account                         Securities
St. Petersburg, FL

TA IDEX Asset Allocation - Conservative              TA IDEX Transamerica Money Market  A           14.17%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Growth                    TA IDEX American Century           A           26.29%
Portfolio Investment Account                         International
St. Petersburg, FL

TA IDEX Asset Allocation - Growth                    TA IDEX Janus Growth               A            5.36%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Growth                    TA IDEX Salomon All Cap            A           26.00%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Growth                    TA IDEX Salomon Investors Value    A           26.73%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Growth                    TA IDEX T. Rowe Price Health       A           22.37%
Portfolio Investment Account                         Sciences
St. Petersburg, FL

TA IDEX Asset Allocation - Growth                    TA IDEX Templeton Great            A           11.56%
Portfolio Investment Account                         Companies Global
St. Petersburg, FL

TA IDEX Asset Allocation - Growth                    TA IDEX Transamerica Equity        A           21.25%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Growth                    TA IDEX Transamerica Growth        A           21.03%
Portfolio Investment Account                         Opportunities
St. Petersburg, FL

TA IDEX Asset Allocation - Growth                    TA IDEX Transamerica Small/Mid     A           31.62%
Portfolio Investment Account                         Cap Value
St. Petersburg, FL

TA IDEX Asset Allocation - Growth                    TA IDEX Clarion Real Estate        A            7.66%
Portfolio Investment Account                         Securities
St. Petersburg, FL

TA IDEX Asset Allocation - Growth                    TA IDEX Great Companies -          A           24.49%
Portfolio Investment Account                         Technology (SM)
St. Petersburg, FL

TA IDEX Asset Allocation - Growth                    TA IDEX Jennison Growth            A           64.70%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Growth                    TA IDEX T. Rowe Price Small Cap    A           29.37%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX American Century           A           46.94%
Portfolio Investment Account                         International
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX Janus Growth               A            5.67%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX Marsico Growth             A           37.60%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX PIMCO Total Return         A           30.59%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX Salomon All Cap            A           14.71%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX Salomon Investors Value    A           40.02%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX T. Rowe Price Health       A           36.57%
Portfolio Investment Account                         Sciences
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX Templeton Great            A           17.05%
Portfolio Investment Account                         Companies Global
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX Transamerica               A           24.79%
Portfolio Investment Account                         Conservative High-Yield Bond
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX Transamerica Equity        A           13.34%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX Transamerica Equity        A           21.45%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX Transamerica Flexible      A           17.39%
Portfolio Investment Account                         Income
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX Transamerica Small/Mid     A           34.90%
Portfolio Investment Account                         Cap Value
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX American Century Large     A           51.75%
Portfolio Investment Account                         Company Value
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX Clarion Real Estate        A           29.57%
Portfolio Investment Account                         Securities
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX Great Companies -          A           40.10%
Portfolio Investment Account                         Technology (SM)
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX PIMCO Real Return TIPS     A           26.61%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX Salomon All Cap            A           39.99%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX T. Rowe Price Small Cap    A           41.60%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX Transamerica Convertible   A           30.46%
Portfolio Investment Account                         Securities
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate Growth           TA IDEX Transamerica Money Market  A           14.68%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX American Century           A           18.67%
Portfolio Investment Account                         International
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX Marsico Growth             A           29.91%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX PIMCO Total Return         A           36.52%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX Salomon Investors Value    A           23.49%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX T. Rowe Price Health       A           29.13%
Portfolio Investment Account                         Sciences
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX Transamerica               A           41.31%
Portfolio Investment Account                         Conservative High-Yield Bond
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX Transamerica Growth        A           14.87%
Portfolio Investment Account                         Opportunities
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX Transamerica Small/Mid     A           20.08%
Portfolio Investment Account                         Cap Value
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX American Century Large     A           29.19%
Portfolio Investment Account                         Company Value
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX Clarion Real Estate        A           40.99%
Portfolio Investment Account                         Securities
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX Great Companies -          A           20.37%
Portfolio Investment Account                         Technology (SM)
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX PIMCO Real Return TIPS     A           46.83%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX T. Rowe Price Small Cap    A           17.79%
Portfolio Investment Account
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX Transamerica Convertible   A           42.79%
Portfolio Investment Account                         Securities
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX Transamerica Flexible      A           29.40%
Portfolio Investment Account                         Income
St. Petersburg, FL

TA IDEX Asset Allocation - Moderate                  TA IDEX Transamerica Money Market  A           21.81%
Portfolio Investment Account
St. Petersburg, FL

Terry Lester & Gayla Lester                          TA IDEX PIMCO Real Return TIPS     B            7.03%
Bradyville, TN

Wachovia Securities, LLC                             TA IDEX T. Rowe Price Small Cap    C            5.55%
San Diego, CA

Wilfred Krech & Mary Krech                           TA IDEX T. Rowe Price Health       C           15.02%
Inver Grove Heights, MN                              Sciences

                                 MISCELLANEOUS

ORGANIZATION

Each fund is a series of Transamerica IDEX, a Massachusetts business trust that was formed by a Declaration of Trust dated January 7, 1986. The Trust currently is governed by a Restatement of Declaration of Trust ("Declaration of Trust") dated as of August 30, 1991.

On September 20, 1996 in a tax-free reorganization, TA IDEX Janus Growth (formerly IDEX II Growth Fund) acquired all of the assets and assumed all of the liabilities of IDEX Fund and IDEX Fund 3 in exchange for Class T shares of IDEX Janus Growth which were then distributed on a pro rata basis to the respective shareholders of IDEX Fund and IDEX Fund 3. Upon closing of the reorganization, IDEX II Series Fund changed its name to IDEX Series Fund. IDEX Series Fund became IDEX effective March 1, 1999. Effective March 1, 2004, IDEX Mutual Funds changed its name to Transamerica IDEX Mutual Funds.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits Transamerica IDEX to issue an unlimited number of shares of beneficial interest. Shares of Transamerica IDEX are fully paid and nonassessable when issued. Shares of Transamerica IDEX have no preemptive, cumulative voting, conversion or subscription rights. Shares of Transamerica IDEX are fully transferable but Transamerica IDEX is not bound to recognize any transfer until it is recorded on the books.

The Declaration of Trust provides that each of the Trustees will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy or removal. A meeting will be called for the election of trustees upon the written request of holders of 10% or more of the outstanding Transamerica IDEX shares. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Therefore, it is not anticipated that annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize Transamerica IDEX, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Transamerica IDEX bylaws, or the Trustees.

INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 101 E. Kennedy Blvd., Suite 1500, Tampa, Florida 33602-4319 serves as an independent registered certified public accounting firm for Transamerica IDEX.

CODES OF ETHICS

Transamerica IDEX, ATFA, each sub-adviser and AFSG each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of Transamerica IDEX, ATFA, a sub-adviser and AFSG from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

PROXY VOTING POLICIES AND PROCEDURES

As detailed in the Transamerica IDEX Proxy Voting Policies and Procedures below, Transamerica IDEX uses the proxy voting policies and procedures of the sub-advisers to determine how to vote proxies relating to securities held by the Transamerica IDEX funds. The proxy voting policies and procedures of ATFA and each sub-adviser are attached hereto as Appendix A.


Transamerica IDEX will be required to file new SEC Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The first filing of Form N-PX was made on August 31, 2004, for the 12 month-period ending June 30 2004. The Form is available without charge: (1) from Transamerica IDEX, upon request by calling 1-888-233-4339; and
(2) on the SEC's website at www.sec.gov.


   TRANSAMERICA IDEX PROXY VOTING POLICIES AND PROCEDURES - ADOPTED EFFECTIVE
                                 JUNE 10, 2003.

I. STATEMENT OF PRINCIPLE

Transamerica IDEX seeks to assure that proxies received by the funds are voted in the best interests of the funds' stockholders and have accordingly adopted these procedures.

II. DELEGATION OF PROXY VOTING/ADOPTION OF ADVISER AND SUB-ADVISER POLICIES

Each fund delegates the authority to vote proxies related to portfolio securities to AEGON/Transamerica Fund Advisers, Inc. (the "Adviser"), as investment adviser to Transamerica IDEX, which in turn delegates proxy voting authority for most portfolios of Transamerica IDEX to the sub-adviser retained to provide day-to-day portfolio management for that fund. The Board of Trustees of Transamerica IDEX adopts the proxy voting policies and procedures of the adviser and sub-advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of Transamerica IDEX.

III. PROXY COMMITTEE

The Board of Trustees of Transamerica IDEX has appointed a committee of the Board (the "Proxy Committee") for the purpose of providing the funds' consent to vote in matters where the adviser or sub-adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons. The Proxy Committee also may review the adviser's and each sub-adviser's proxy voting policies and procedures in lieu of submission of the policies and procedures to the entire Board for approval.

IV. ANNUAL REVIEW OF PROXY VOTING POLICIES OF ADVISER AND SUB-ADVISERS

The Board of Trustees of Transamerica IDEX or the Proxy Committee of Transamerica IDEX will review on an annual basis the proxy voting policies of the adviser and sub-advisers applicable to Transamerica IDEX.

REGISTRATION STATEMENT

This SAI and the Transamerica IDEX prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto, which Transamerica IDEX has filed with the SEC, Washington, D.C. under the 1933 Act and the 1940 Act, to which reference is hereby made.

                             PERFORMANCE INFORMATION


The prospectus contains a brief description of how performance is calculated. The following sections describe how performance data is calculated in greater detail. Performance is not included for the funds as they commenced operations on November 8, 2004. Performance information will be presented after the funds have been in operation for one complete calendar year.


Average Annual Total Return Quotation

Quotations of average annual total return for a particular class of shares of a fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the fund over periods of 1, 5, and 10 years. These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                 P(1 + T)n = ERV

 Where:
        P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
      ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Average Annual Total Return (After Taxes on Distributions) Quotation

Each fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a fund over periods of 1, 5 and 10 years (up to the life of the fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(D)

Where:
        P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distributions), n = the number of years, and
   ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, a fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the fund from the beginning date of the measuring period. These figures reflect changes in the price of the fund's shares and assume that any income dividends and/or capital gains distributions made by the fund during the period were reinvested in shares of the fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the fund's operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

Each fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a fund over periods of 1, 5 and 10 years (up to the life of the fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(DR)

Where:
        P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distributions), n = the number of years, and
  ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, a fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the fund from the beginning date of the measuring period. These figures reflect changes in the price of the fund's shares and assume that any income dividends and/or capital gains distributions made by the fund during the period were reinvested in shares of the fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the fund's operations, or on a year-by-year basis).


The current yield for a particular class of shares is computed in accordance with a standardized method prescribed by rules of the SEC. The yield is computed by dividing the fund's investment income per share earned during a particular 30-day base period (including dividends, if any and interest earned, minus expenses excluding reductions for affiliated brokerage and custody earnings credits accrued during the period) by the maximum offering price per share on the last day of the base period and then annualizing the result. Information is not included for the funds at this time, as they became effective November 8, 2004.

The tax equivalent yield is computed by dividing that portion of the yield (as computed above) which is tax-exempt by one minus an assumed tax rate of 28% and adding the product to that portion, if any, of the fund's yield that is not tax-exempt. The funds' shares became available November 8, 2004, so no information is included.


From time to time in advertisements or sales material, a fund may present and discuss its performance rankings and/or ratings or other information as published by recognized mutual fund statistical services or by publications of general interest such as Wall Street Journal, Boston Globe, New York Times, Los Angeles Times, Christian Science Monitor, USA Today, Tampa Tribune, St. Petersburg Times, Financial Times, Hartford Current, International Herald Tribune, Investor's Business Daily, Boston Herald, Washington Post, Kiplinger's Washington Letter, Kiplinger's Tax Report, Kiplinger's Personal Finance Magazine, Barron's, Business Week, Financial Services Week, National Underwriter, Time, Newsweek, Pensions & Investments, U.S. News and World Report, Morningstar Mutual Fund Values, Economist, Bank Letter, Boston Business Journal, Research Recommendations, Facs of the Week, Money, Modern Maturity, Forbes, Fortune, Financial Planner, American Banker, U.S. Banker, ABA Banking Journal, Institutional Investor (U.S./Europe), Registered Representative, Independent Agent, American Demographics, Trusts & Estates, Credit Union Management, Personal Investor, New England Business, Business Month, Gentlemen's Quarterly, Employee Research Report, Employee Benefit Plan Review, ICI Mutual Fund News, Succeed, Johnson Charts, Weisenberger Investment Companies Service, Mutual Fund Quarterly, Financial World Magazine, Consumer Reports, Babson-United Mutual Fund Selector and Mutual Fund Encyclopedia (Dearborn Financial Publishing). A fund may also advertise non-standardized performance information which is for a period in addition to those required to be presented, or which provides actual year-by-year return, or any combination thereof, or both. In addition, a fund may, as appropriate, compare its performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index. A fund may also advertise various methods of investing including, among others, dollar cost averaging and may use compounding illustrations to show the results of such investment methods. Transamerica IDEX or its Distributor may also from time to time in advertisements or sales material present tables or other information comparing tax-exempt yields to the equivalent taxable yields, whether with specific reference to TA IDEX Federated Tax Exempt or otherwise.

                              FINANCIAL STATEMENTS

Financial statements for the funds are not included in this SAI, as Class I shares did not become effective until November 8, 2004.

                                   APPENDIX A

AEGON/TRANSAMERICA FUND ADVISERS, INC.

PROXY VOTING POLICIES AND PROCEDURES ("ATFA PROXY POLICY")

PURPOSE. The ATFA Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") and ATFA's fiduciary and other duties to its clients. The purpose of the ATFA Proxy Policy is to ensure that where ATFA exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to ATFA clients exercise voting authority with respect to ATFA client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the ATFA client.

ATFA'S ADVISORY ACTIVITIES. ATFA acts as investment adviser to Transamerica IDEX Mutual Funds, Transamerica Income Shares, Inc., Transamerica Index Funds, Inc. and AEGON/Transamerica Series Fund, Inc. (collectively, the "Funds"). For most of the investment portfolios comprising the Funds, ATFA has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between ATFA and each sub-adviser (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") and approved by the Board of Trustees/Directors/Managers of the client Fund (the "Board"). ATFA serves as a "manager of managers" with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

SUMMARY OF THE ATFA PROXY POLICY. ATFA delegates the responsibility to exercise voting authority with respect to securities held in the Funds' portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). ATFA will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that ATFA is called upon to exercise voting authority with respect to client securities, ATFA generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. ("ISS") or another qualified independent third party, except that if ATFA believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, ATFA will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

DELEGATION OF PROXY VOTING AUTHORITY TO SUB-ADVISERS. ATFA delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser's proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a "Sub-Adviser Proxy Policy" and collectively, the "Sub-Adviser Proxy Policies").

ADMINISTRATION, REVIEW AND SUBMISSION TO BOARD OF SUB-ADVISER PROXY POLICIES - APPOINTMENT OF PROXY ADMINISTRATOR. ATFA will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the "Proxy Administrator").

INITIAL REVIEW. On or before July 1, 2003, the Proxy Administrator will collect from each Sub-Adviser:

-     its Sub-Adviser Proxy Policy;

- a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser's interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and

- a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client Fund's registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

- The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to ATFA making a recommendation to the Board. In conducting its review, ATFA recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator's review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

      -whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

      -whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

      -whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

- The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

- ATFA will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator's review of the Sub-Adviser Proxy Policy provided for in
      Section V.B.2.

- ATFA will follow the same procedure in connection with the engagement of any new Sub-Adviser.

-     Subsequent Review

- ATFA will request that each Sub-Adviser provide ATFA with prompt notice of any material change in its Sub-Adviser Proxy Policy. ATFA will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, ATFA will request that each Sub-Adviser provide ATFA with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by ATFA and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

RECORD OF PROXY VOTES EXERCISED BY SUB-ADVISER. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund. If ATFA utilizes the services of a third party for maintaining the records above specified, ATFA shall obtain an undertaking from the third party that it will provide the records promptly upon request.

ATFA EXERCISE OF PROXY VOTING AUTHORITY - USE OF INDEPENDENT THIRD PARTY. If ATFA is called upon to exercise voting authority on behalf of a Fund client, ATFA will vote in accordance with the recommendations of ISS or another qualified independent third party (the "Independent Third Party"), provided that ATFA agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

CONFLICT WITH VIEW OF INDEPENDENT THIRD PARTY. If, in its review of the Independent Third Party recommendation, ATFA believes that the recommendation is not in the best interests of the Fund client, ATFA will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between ATFA or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to ATFA's proposed vote.

ASSET ALLOCATION PORTFOLIOS. For any asset allocation portfolio managed by ATFA and operated, in whole or in part, as a "fund of funds", ATFA will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, ATFA will seek Board (or Committee) consent with respect to ATFA's proposed vote in accordance with the provisions of
Section VI.B.

CONFLICTS OF INTEREST BETWEEN ATFA OR ITS AFFILIATES AND THE FUNDS. The ATFA Proxy Voting Policy addresses material conflicts that may arise between ATFA or its affiliates and the Funds by, in every case where ATFA exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

RECORDKEEPING - RECORDS GENERALLY MAINTAINED. In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause ATFA to maintain the following records:

-     the ATFA Proxy Voting Policy; and

-     records of Fund client requests for ATFA proxy voting information.

RECORDS FOR ATFA EXERCISE OF PROXY VOTING AUTHORITY. In accordance with Rule 204-2(c)(2) under the Advisers Act, if ATFA exercises proxy voting authority pursuant to Section VI above, ATFA, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

- proxy statements received regarding matters it has voted on behalf of Fund clients;

-     records of votes cast by ATFA; and

- copies of any documents created by ATFA that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

If ATFA utilizes the services of a third party for maintaining the records above specified, ATFA shall obtain an undertaking from the third party that it will provide the records promptly upon request.

RECORDS PERTAINING TO SUB-ADVISER PROXY POLICIES. The Proxy Administrator will cause ATFA and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

-     each Sub-Adviser Proxy Policy; and

-     the materials delineated in Article V above.

If ATFA utilizes the services of a third party for maintaining the records above specified, ATFA shall obtain an undertaking from the third party that it will provide the records promptly upong request.

TIME PERIODS FOR RECORD RETENTION. All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of ATFA.

PROVISION OF ATFA PROXY POLICY TO FUND CLIENTS. The Proxy Administrator will provide each Fund's Board (or a Board Committee) a copy of the ATFA Proxy Policy at least once each calendar year.

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC

Proxy Voting
Evergreen Investments Management Company LLC (February 1, 2004)

PROXY VOTING POLICIES AND PROCEDURES SUMMARY
STATEMENT OF PRINCIPLES

Evergreen Investment Management Company (Evergreen) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to Evergreen, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.

CORPORATE GOVERNANCE COMMITTEE

Evergreen has established a corporate governance committee (Committee) which is a sub-committee of Evergreen's Investment Policy Committee. The Committee is responsible for approving Evergreen's proxy voting policies, procedures and guidelines, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

SHARE BLOCKING

EIMCO does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

CONFLICTS OF INTEREST

Evergreen recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where Evergreen or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

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In most cases, structural and informational barriers within Evergreen and
Wachovia Corporation will prevent Evergreen from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, Evergreen will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of Evergreen become aware of a potential conflict of interest, the Committee shall consult with Evergreen's Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

Concise Domestic Proxy Voting Guidelines
Concise Global Proxy Voting Guidelines

CONCISE DOMESTIC PROXY VOTING GUIDELINES

1.    Auditors

2.    Board of Directors

3.    Shareholder Rights

4.    Proxy Contests

5.    Poison Pills

6.    Mergers and Corporate Restructurings

7.    Reincorporation Proposals

8.    Capital Structure

9.    Executive and Director Compensation

10.   Social and Environmental Issues

1.    AUDITORS

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

      -     Tenure of the audit firm

      - Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price

      -     Length of the rotation period advocated in the proposal

      -     Significant audit-related issues

2.    BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections Generally, vote CASE-BY-CASE. But WITHHOLD votes from:

      - Insiders and affiliated outsiders on boards that are not at least majority independent

      -     Directors who sit on more than six boards

      - Compensation Committee members if there is a disconnect between the CEO's pay and performance

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by Evergreen's definition of independence.

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OPEN ACCESS (SHAREHOLDER RESOLUTION)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3.    SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4.    PROXY CONTESTS

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.    POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.    MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.    REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.    CAPITAL STRUCTURE

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COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by Evergreen.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

      - It is intended for financing purposes with minimal or no dilution to current shareholders

      - It is not designed to preserve the voting power of an insider or significant shareholder

9.    EXECUTIVE AND DIRECTOR COMPENSATION

Evergreen applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.

Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:

      - The plan expressly permits repricing without shareholder approval for listed companies; or

      - There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

      -     Historic trading patterns

      -     Rationale for the repricing

      -     Value-for-value exchange

      -     Option vesting

      -     Term of the option

      -     Exercise price

      -     Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

      -     Purchase price is at least 85 percent of fair market value

      -     Offering period is 27 months or less, and

      -     Potential voting power dilution (VPD) is 10 percent or less.

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Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

      - Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards

      - Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10.   SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

VOTE:

      - FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.

      - AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

CONCISE GLOBAL PROXY VOTING GUIDELINES

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

VOTE FOR APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS,
UNLESS:

      - THERE ARE CONCERNS ABOUT THE ACCOUNTS PRESENTED OR AUDIT PROCEDURES USED; OR

      - THE COMPANY IS NOT RESPONSIVE TO SHAREHOLDER QUESTIONS ABOUT SPECIFIC ITEMS THAT SHOULD BE PUBLICLY DISCLOSED.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

VOTE FOR THE REELECTION OF AUDITORS AND PROPOSALS AUTHORIZING THE BOARD TO FIX AUDITOR FEES, UNLESS:

      - THERE ARE SERIOUS CONCERNS ABOUT THE ACCOUNTS PRESENTED OR THE AUDIT PROCEDURES USED;

      -     THE AUDITORS ARE BEING CHANGED WITHOUT EXPLANATION; OR

      - NONAUDIT-RELATED FEES ARE SUBSTANTIAL OR ARE ROUTINELY IN EXCESS OF STANDARD ANNUAL AUDIT FEES.

VOTE AGAINST THE APPOINTMENT OF EXTERNAL AUDITORS IF THEY HAVE PREVIOUSLY SERVED THE COMPANY IN AN EXECUTIVE CAPACITY OR CAN OTHERWISE BE CONSIDERED AFFILIATED WITH THE COMPANY.

ABSTAIN IF A COMPANY CHANGES ITS AUDITOR AND FAILS TO PROVIDE SHAREHOLDERS WITH AN EXPLANATION FOR THE CHANGE.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

VOTE FOR THE APPOINTMENT OR REELECTION OF STATUTORY AUDITORS, UNLESS:

      - THERE ARE SERIOUS CONCERNS ABOUT THE STATUTORY REPORTS PRESENTED OR THE AUDIT PROCEDURES USED;

      - QUESTIONS EXIST CONCERNING ANY OF THE STATUTORY AUDITORS BEING APPOINTED; OR

      - THE AUDITORS HAVE PREVIOUSLY SERVED THE COMPANY IN AN EXECUTIVE CAPACITY OR CAN OTHERWISE BE CONSIDERED AFFILIATED WITH THE COMPANY.

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ALLOCATION OF INCOME

VOTE FOR APPROVAL OF THE ALLOCATION OF INCOME, UNLESS:

      - THE DIVIDEND PAYOUT RATIO HAS BEEN CONSISTENTLY BELOW 30 PERCENT WITHOUT ADEQUATE EXPLANATION; OR

      -     THE PAYOUT IS EXCESSIVE GIVEN THE COMPANY'S FINANCIAL POSITION.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

VOTE FOR MOST STOCK (SCRIP) DIVIDEND PROPOSALS.

VOTE AGAINST PROPOSALS THAT DO NOT ALLOW FOR A CASH OPTION UNLESS MANAGEMENT DEMONSTRATES THAT THE CASH OPTION IS HARMFUL TO SHAREHOLDER VALUE.

AMENDMENTS TO ARTICLES OF ASSOCIATION

VOTE AMENDMENTS TO THE ARTICLES OF ASSOCIATION ON A CASE-BY-CASE BASIS.

CHANGE IN COMPANY FISCAL TERM

VOTE FOR RESOLUTIONS TO CHANGE A COMPANY'S FISCAL TERM UNLESS A COMPANY'S MOTIVATION FOR THE CHANGE IS TO POSTPONE ITS AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

VOTE AGAINST RESOLUTIONS TO LOWER THE STOCK OWNERSHIP DISCLOSURE THRESHOLD BELOW FIVE PERCENT UNLESS SPECIFIC REASONS EXIST TO IMPLEMENT A LOWER THRESHOLD.

AMEND QUORUM REQUIREMENTS

VOTE PROPOSALS TO AMEND QUORUM REQUIREMENTS FOR SHAREHOLDER MEETINGS ON A CASE-BY-CASE BASIS.

TRANSACT OTHER BUSINESS

VOTE AGAINST OTHER BUSINESS WHEN IT APPEARS AS A VOTING ITEM.

DIRECTOR ELECTIONS

VOTE FOR MANAGEMENT NOMINEES IN THE ELECTION OF DIRECTORS, UNLESS:

      -     ADEQUATE DISCLOSURE HAS NOT BEEN MET IN A TIMELY FASHION;

      -     THERE ARE CLEAR CONCERNS OVER QUESTIONABLE FINANCES OR RESTATEMENTS;

      -     THERE HAVE BEEN QUESTIONABLE TRANSACTIONS WITH CONFLICTS OF
            INTEREST;

      - THERE ARE ANY RECORDS OF ABUSES AGAINST MINORITY SHAREHOLDER INTERESTS; AND

      -     THE BOARD FAILS TO MEET MINIMUM CORPORATE GOVERNANCE STANDARDS.

VOTE FOR INDIVIDUAL NOMINEES UNLESS THERE ARE SPECIFIC CONCERNS ABOUT THE INDIVIDUAL, SUCH AS CRIMINAL WRONGDOING OR BREACH OF FIDUCIARY RESPONSIBILITIES.

VOTE AGAINST SHAREHOLDER NOMINEES UNLESS THEY DEMONSTRATE A CLEAR ABILITY TO CONTRIBUTE POSITIVELY TO BOARD DELIBERATIONS.

VOTE AGAINST INDIVIDUAL DIRECTORS IF REPEATED ABSENCES AT BOARD MEETINGS HAVE NOT BEEN EXPLAINED (IN COUNTRIES WHERE THIS INFORMATION IS DISCLOSED).

DIRECTOR COMPENSATION

VOTE FOR PROPOSALS TO AWARD CASH FEES TO NONEXECUTIVE DIRECTORS UNLESS THE AMOUNTS ARE EXCESSIVE RELATIVE TO OTHER COMPANIES IN THE COUNTRY OR INDUSTRY.

VOTE NONEXECUTIVE DIRECTOR COMPENSATION PROPOSALS THAT INCLUDE BOTH CASH AND SHARE-BASED COMPONENTS ON A CASE-BY-CASE BASIS.

VOTE PROPOSALS THAT BUNDLE COMPENSATION FOR BOTH NONEXECUTIVE AND EXECUTIVE DIRECTORS INTO A SINGLE RESOLUTION ON A CASE-BY-CASE BASIS.

VOTE AGAINST PROPOSALS TO INTRODUCE RETIREMENT BENEFITS FOR NONEXECUTIVE DIRECTORS.

DISCHARGE OF BOARD AND MANAGEMENT

VOTE FOR DISCHARGE OF THE BOARD AND MANAGEMENT, UNLESS:

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      -     THERE ARE SERIOUS QUESTIONS ABOUT ACTIONS OF THE BOARD OR MANAGEMENT
            FOR THE YEAR IN QUESTION; OR

      -     LEGAL ACTION IS BEING TAKEN AGAINST THE BOARD BY OTHER SHAREHOLDERS.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

VOTE PROPOSALS SEEKING INDEMNIFICATION AND LIABILITY PROTECTION FOR DIRECTORS AND OFFICERS ON A CASE-BY-CASE BASIS.

VOTE AGAINST PROPOSALS TO INDEMNIFY AUDITORS.

BOARD STRUCTURE

VOTE FOR PROPOSALS TO FIX BOARD SIZE.

VOTE AGAINST THE INTRODUCTION OF CLASSIFIED BOARDS AND MANDATORY RETIREMENT AGES FOR DIRECTORS.

VOTE AGAINST PROPOSALS TO ALTER BOARD STRUCTURE OR SIZE IN THE CONTEXT OF A FIGHT FOR CONTROL OF THE COMPANY OR THE BOARD.

SHARE ISSUANCE REQUESTS

GENERAL ISSUANCES:

VOTE FOR ISSUANCE REQUESTS WITH PREEMPTIVE RIGHTS TO A MAXIMUM OF 100 PERCENT OVER CURRENTLY ISSUED CAPITAL.

VOTE FOR ISSUANCE REQUESTS WITHOUT PREEMPTIVE RIGHTS TO A MAXIMUM OF 20 PERCENT OF CURRENTLY ISSUED CAPITAL. SPECIFIC ISSUANCES:

VOTE ON A CASE-BY-CASE BASIS ON ALL REQUESTS, WITH OR WITHOUT PREEMPTIVE RIGHTS.

INCREASES IN AUTHORIZED CAPITAL

VOTE FOR NONSPECIFIC PROPOSALS TO INCREASE AUTHORIZED CAPITAL UP TO 100 PERCENT OVER THE CURRENT AUTHORIZATION UNLESS THE INCREASE WOULD LEAVE THE COMPANY WITH LESS THAN 30 PERCENT OF ITS NEW AUTHORIZATION OUTSTANDING.

VOTE FOR SPECIFIC PROPOSALS TO INCREASE AUTHORIZED CAPITAL TO ANY AMOUNT,
UNLESS:

      - THE SPECIFIC PURPOSE OF THE INCREASE (SUCH AS A SHARE-BASED ACQUISITION OR MERGER) DOES NOT MEET EVERGREEN GUIDELINES FOR THE PURPOSE BEING PROPOSED; OR

      - THE INCREASE WOULD LEAVE THE COMPANY WITH LESS THAN 30 PERCENT OF ITS NEW AUTHORIZATION OUTSTANDING AFTER ADJUSTING FOR ALL PROPOSED ISSUANCES (AND LESS THAN 25 PERCENT FOR COMPANIES IN JAPAN).

VOTE AGAINST PROPOSALS TO ADOPT UNLIMITED CAPITAL AUTHORIZATIONS.

REDUCTION OF CAPITAL

VOTE FOR PROPOSALS TO REDUCE CAPITAL FOR ROUTINE ACCOUNTING PURPOSES UNLESS THE TERMS ARE UNFAVORABLE TO SHAREHOLDERS.

VOTE PROPOSALS TO REDUCE CAPITAL IN CONNECTION WITH CORPORATE RESTRUCTURING ON A CASE-BY-CASE BASIS.

CAPITAL STRUCTURES

VOTE FOR RESOLUTIONS THAT SEEK TO MAINTAIN OR CONVERT TO A ONE SHARE, ONE VOTE CAPITAL STRUCTURE.

VOTE AGAINST REQUESTS FOR THE CREATION OR CONTINUATION OF DUAL CLASS CAPITAL STRUCTURES OR THE CREATION OF NEW OR ADDITIONAL SUPERVOTING SHARES.

PREFERRED STOCK

VOTE FOR THE CREATION OF A NEW CLASS OF PREFERRED STOCK OR FOR ISSUANCES OF PREFERRED STOCK UP TO 50 PERCENT OF ISSUED CAPITAL UNLESS THE TERMS OF THE PREFERRED STOCK WOULD ADVERSELY AFFECT THE RIGHTS OF EXISTING SHAREHOLDERS.

VOTE FOR THE CREATION/ISSUANCE OF CONVERTIBLE PREFERRED STOCK AS LONG AS THE MAXIMUM NUMBER OF COMMON SHARES THAT COULD BE ISSUED UPON CONVERSION MEETS EVERGREEN'S GUIDELINES ON EQUITY ISSUANCE REQUESTS.

VOTE AGAINST THE CREATION OF A NEW CLASS OF PREFERENCE SHARES THAT WOULD CARRY SUPERIOR VOTING RIGHTS TO THE COMMON SHARES.

VOTE AGAINST THE CREATION OF BLANK CHECK PREFERRED STOCK UNLESS THE BOARD CLEARLY STATES THAT THE AUTHORIZATION WILL NOT BE USED TO THWART A TAKEOVER BID.

VOTE PROPOSALS TO INCREASE BLANK CHECK PREFERRED AUTHORIZATIONS ON A CASE-BY-CASE BASIS.

DEBT ISSUANCE REQUESTS

VOTE NONCONVERTIBLE DEBT ISSUANCE REQUESTS ON A CASE-BY-CASE BASIS, WITH OR WITHOUT PREEMPTIVE RIGHTS.

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VOTE FOR THE CREATION/ISSUANCE OF CONVERTIBLE DEBT INSTRUMENTS AS LONG AS THE
MAXIMUM NUMBER OF COMMON SHARES THAT COULD BE ISSUED UPON CONVERSION MEETS EVERGREEN'S GUIDELINES ON EQUITY ISSUANCE REQUESTS.

VOTE FOR PROPOSALS TO RESTRUCTURE EXISTING DEBT ARRANGEMENTS UNLESS THE TERMS OF THE RESTRUCTURING WOULD ADVERSELY AFFECT THE RIGHTS OF SHAREHOLDERS.

PLEDGING OF ASSETS FOR DEBT

VOTE PROPOSALS TO APPROVE THE PLEDGING OF ASSETS FOR DEBT ON A CASE-BY-CASE
BASIS.

INCREASE IN BORROWING POWERS

VOTE PROPOSALS TO APPROVE INCREASES IN A COMPANY'S BORROWING POWERS ON A CASE-BY-CASE BASIS.

SHARE REPURCHASE PLANS:

VOTE FOR SHARE REPURCHASE PLANS, UNLESS:

      -     CLEAR EVIDENCE OF PAST ABUSE OF THE AUTHORITY IS AVAILABLE; OR

      -     THE PLAN CONTAINS NO SAFEGUARDS AGAINST SELECTIVE BUYBACKS.

REISSUANCE OF SHARES REPURCHASED:

VOTE FOR REQUESTS TO REISSUE ANY REPURCHASED SHARES UNLESS THERE IS CLEAR EVIDENCE OF ABUSE OF THIS AUTHORITY IN THE PAST.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:

VOTE FOR REQUESTS TO CAPITALIZE RESERVES FOR BONUS ISSUES OF SHARES OR TO INCREASE PAR VALUE.

REORGANIZATIONS/RESTRUCTURINGS:

VOTE REORGANIZATIONS AND RESTRUCTURINGS ON A CASE-BY-CASE BASIS.

MERGERS AND ACQUISITIONS:

VOTE FOR MERGERS AND ACQUISITIONS, UNLESS:

      - THE IMPACT ON EARNINGS OR VOTING RIGHTS FOR ONE CLASS OF SHAREHOLDERS IS DISPROPORTIONATE TO THE RELATIVE CONTRIBUTIONS OF THE GROUP; OR

      - THE COMPANY'S STRUCTURE FOLLOWING THE ACQUISITION OR MERGER DOES NOT REFLECT GOOD CORPORATE GOVERNANCE.

VOTE AGAINST IF THE COMPANIES DO NOT PROVIDE SUFFICIENT INFORMATION UPON REQUEST TO MAKE AN INFORMED VOTING DECISION.

ABSTAIN IF THERE IS INSUFFICIENT INFORMATION AVAILABLE TO MAKE AN INFORMED VOTING DECISION.

MANDATORY TAKEOVER BID WAIVERS:

VOTE PROPOSALS TO WAIVE MANDATORY TAKEOVER BID REQUIREMENTS ON A CASE-BY-CASE BASIS.

REINCORPORATION PROPOSALS:

VOTE REINCORPORATION PROPOSALS ON A CASE-BY-CASE BASIS.

EXPANSION OF BUSINESS ACTIVITIES:

VOTE FOR RESOLUTIONS TO EXPAND BUSINESS ACTIVITIES UNLESS THE NEW BUSINESS TAKES THE COMPANY INTO RISKY AREAS.

RELATED-PARTY TRANSACTIONS:

VOTE RELATED-PARTY TRANSACTIONS ON A CASE-BY-CASE BASIS.

COMPENSATION PLANS:

VOTE COMPENSATION PLANS ON A CASE-BY-CASE BASIS.

ANTITAKEOVER MECHANISMS:

VOTE AGAINST ALL ANTITAKEOVER PROPOSALS UNLESS THEY ARE STRUCTURED IN SUCH A WAY THAT THEY GIVE SHAREHOLDERS THE ULTIMATE DECISION ON ANY PROPOSAL OR OFFER.

SHAREHOLDER PROPOSALS:

VOTE ALL SHAREHOLDER PROPOSALS ON A CASE-BY-CASE BASIS.

VOTE FOR PROPOSALS THAT WOULD IMPROVE THE COMPANY'S CORPORATE GOVERNANCE OR BUSINESS PROFILE AT A REASONABLE COST.

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VOTE AGAINST PROPOSALS THAT LIMIT THE COMPANY'S BUSINESS ACTIVITIES OR
CAPABILITIES OR RESULT IN SIGNIFICANT COSTS BEING INCURRED WITH LITTLE OR NO BENEFIT.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

Please refer to the Marsico Capital Management LLC Summary of Proxy Voting Policy below. Under the current sub-advisory arrangements, Banc of America Capital Management, LLC will delegate all proxy voting authority to Marsico Capital Management LLC.

J. P. MORGAN INVESTMENT MANAGEMENT INC.

The investment adviser entities that comprise JPMorgan Fleming Asset Management ("JPMFAM") may be granted by their clients the authority to vote the proxies of the securities held in client portfolios. To ensure that the proxies are voted in the best interests of its clients, JPMFAM has adopted detailed proxy voting procedures ("Procedures") that incorporate detailed proxy guidelines ("Guidelines") for voting proxies on specific types of issues.

Pursuant to the Procedures, most routine proxy matters will be voted in accordance with the Guidelines, which have been developed with the objective of encouraging corporate action that enhances shareholder value. For proxy matters that are not covered by the Guidelines (including matters that require a case-by-case determination) or where a vote contrary to the Guidelines is considered appropriate, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest and ensure that the proxy vote is cast in the best interests of clients.

To oversee and monitor the proxy-voting process, each JPMFAM advisory entity will establish a proxy committee and appoint a proxy administrator in each global location where proxies are voted. Each proxy committee will meet periodically to review general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues implemented by the relevant JPMFAM entity.


A copy of the JPMFAM proxy voting procedures and guidelines are available upon request by contacting your client service representative.



MARSICO CAPITAL MANAGEMENT LLC



Summary of Proxy Voting Policy



It is the policy of MCM to vote all proxies over which it has voting authority in the best interest of MCM's clients, as summarized here.



Under MCM's investment discipline, one of the qualities MCM usually seeks in companies it invests in for client portfolios is good management. Because MCM has some confidence that the managements of most portfolio companies it invests in for clients seek to serve shareholders' best interests, we believe that voting proxies in our clients' best economic interest ordinarily means voting with these managements' recommendations.



Although MCM ordinarily will vote proxies with management recommendations, MCM's analysts generally review proxy proposals as part of our normal monitoring of portfolio companies and their managements. In rare cases, MCM might decide to vote a proxy against a management recommendation. MCM may notify affected clients of such a decision if it is reasonably feasible to do so.



MCM generally will abstain from voting, or take no action on, proxies issued by companies we have decided to sell, or proxies issued by foreign companies that impose burdensome voting requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting with management may not be in the best economic interest of clients, or as an alternative to voting with management. MCM will not notify clients of these routine abstentions or decisions not to take action.


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In circumstances when there may be an apparent material conflict of interest between MCM's interests and clients' interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be "echo voted" or "mirror voted" in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. MCM will not notify clients if it uses these routine procedures to resolve an apparent conflict. In rare cases, MCM might use other procedures to resolve an apparent conflict, and give notice to clients if it is reasonably feasible to do so.



MCM generally uses an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM's proxy voting policy and information about the voting of a client's proxies are available to the client on request.


FUND ASSET MANAGEMENT, L.P. (DBA MERCURY ADVISORS), A DIVISION OF MERRILL LYNCH INVESTMENT MANAGERS

PROXY VOTING GUIDELINES

Fund Asset Management, L.P., Merrill Lynch Investment Managers, L.P. and QA Advisers, L.L.C. (collectively, "MLIM") are each registered investment advisers that serve as the investment manager for mutual funds, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belong to the clients, and certain clients of MLIM have retained the right to vote such proxies in general or in specific circumstances.

1 Other clients, however, have delegated to MLIM the right to vote proxies for securities held in their accounts as part of MLIM's authority to manage, acquire and dispose of account assets.

When MLIM votes proxies for such a client, it acts as the agent for the client and is subject to a fiduciary duty to vote proxies in a manner MLIM believes is consistent with the best interests of the client that owns the related security, 2 whether or not the client's proxy voting is subject to the fiduciary standards of the Employee Retirement Securities Act of 1974 ("ERISA"). 3 When voting proxies for client accounts (including mutual funds), MLIM's primary objective is to make voting decisions solely in the best interests of clients and ERISA clients' plan beneficiaries and participants. In fulfilling its obligations to clients, MLIM will seek to act in a manner it believes is most likely to enhance the economic value of the underlying securities held in client accounts. It is imperative to MLIM's integrity and reputation that it considers the interests of its clients, and not the interests of Merrill Lynch, when voting proxies.4 1 In certain situations, a client may direct MLIM to vote in accordance with the client's proxy voting policies. In these situations, MLIM will seek to comply with such policies to the extent it would not be inconsistent with other MLIM legal responsibilities. 2 Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients). 3 DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2 4 Proxy voting decisions, like other investment matters, are covered by MLIM's "Policies and Procedures Concerning Communications Between Merrill Lynch Investment Managers Companies and Merrill Lynch Investment Banking, Trading and Research Areas" (MLIM's "Ethical Wall" policies). One of the principal purposes of the Ethical Wall is to prohibit communications intended to place unusual pressure on a portfolio manager or analyst at MLIM to favor the interests of Merrill Lynch's investment banking clients over the interests of MLIM's investment advisory clients. To that end, as described herein, all proxy voting decisions will be made under the supervision of MLIM's Proxy Voting Committee, which will include representatives of MLIM management and MLIM's Legal Advisory Department. No MLIM employee may discuss pending corporate governance issues relating to securities held by MLIM clients with other Merrill Lynch employees if such discussions would violate MLIM's Ethical Wall policies. Any communication relating to corporate governance matters that a MLIM employee reasonably believes could constitute a violation of such policies should immediately be reported to the Secretary of the Proxy Voting Committee and/or MLIM"s Director of Compliance or General Counsel. 3 In light of such fiduciary duties, and given the complexity of the issues that may be raised in connection with proxy votes, MLIM has formed a Proxy Voting Committee the "Committee") to address proxy voting issues on behalf of MLIM. 4

      I.    Scope of Committee Responsibilities

      II. The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all MLIM clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted influences. The Committee shall also oversee the overall administration of proxy voting for MLIM accounts.5 The Committee shall establish MLIM's proxy voting policies, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties.6

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            As it is anticipated that there will not be a "right" way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting policies will be applied to specific proxy votes, in light of each company's unique structure, management, strategic options and probable economic consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its stated policies.

The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee will not adopt a voting policy. MLIM believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may adopt a common MLIM position on proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).7 5 To assist MLIM in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MLIM include in-depth research, voting recommendations, vote execution, and recordkeeping. 6 If invited to do so by the Proxy Voting Committee, Merrill Lynch personnel from investment banking, trading, retail brokerage and research areas ("Affiliate Personnel") may present their views to MLIM's Proxy Voting Committee on proxy voting issues on which they have expertise to the same extent as other outside parties invited to present to the Proxy Voting Committee. Affiliated Personnel, however, may not serve as members of the Proxy Voting Committee or be allowed to participate in its decision making (other than as presenters). 7 The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a MLIM client as issuer. Where a material issue is involved and the issuer is a client of MLIM, the Committee shall determine, in its discretion, whether, for the purposes of ensuring that an independent determination is reached, to retain sole discretion to cast a vote for MLIM clients. 5 While it is expected that MLIM, as a fiduciary, will generally seek to vote proxies in a uniform manner for all clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account's proxies be voted differently due to such account's investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, MLIM believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their clients, on how best to maximize economic value in respect of a particular investment. The Committee will be responsible for documenting the basis for (a) any determination to vote a particular proxy in a manner contrary to its stated policies, (b) any dete mination to vote a particular proxy in a non-uniform manner, and (c) any other material determination made by the Committee, as well as for ensuring the maintenance of records of each proxy vote.8 All determinations will be made, and all records maintained, in accordance with the proxy voting standards of ERISA (notwithstanding that ERISA may not apply to all client accounts). Except as may be required by such standards or other applicable legal requirements, or as otherwise set forth herein, the determinations and records of the Committee shall be treated as proprietary, nonpublic and confidential. 8 The Committee may delegate the actual maintenance of such records to ISS or another outside service provider. 6 II.

Committee Membership

The Committee will be chaired by the Chief Investment Officer of MLIM, who will be assisted by MLIM's Head of Active Equity Management or another senior MLIM investment professional. The Committee shall consist of portfolio managers and investment analysts appointed by them who are representative of the Active Equity, Private Investors and Quantitative Advisers divisions of MLIM, and such other personnel with investment or other relevant experience, as the Chief Investment Officer deems appropriate. No MLIM employee whose responsibilities relate primarily to Marketing or Sales may serve as a member of the Committee. Two members of MLIM's Legal Advisory Department will be non-voting members of the Committee, one of whom shall serve as the Committee's Secretary and principal legal counsel and the other of whom shall serve as Assistant Secretary.

The Committee's membership shall be limited to full-time employees of MLIM. No person with any investment banking, trading, retail brokerage or research responsibilities for MLIM's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such a person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with MLIM). 7

      III.  Special Circumstances

SECURITIES ON LOAN. Many MLIM clients participate in securities lending programs, either through Merrill Lynch Global Securities Financing (MLIM's securities lending affiliate) or lending agents unaffiliated with MLIM (such as the ir custodian). Under most securities arrangements, securities on loan may not be voted by the lender (unless the loan is

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recalled).9 MLIM believes that, if a client has determined to participate in a securities lending program to seek enhanced returns, MLIM should cooperate with the client's determination that securities lending is beneficial to the account and not attempt to seek recalls for the purpose of voting routine proxies. Therefore, it is MLIM's policy that, in the event that MLIM manages an account for a client that employs a lending agent unaffiliated with MLIM, MLIM will generally not seek to vote proxies relating to securities on loan. When MLIM manages an account for a client that employs Merrill Lynch Global Securities Financing as its lending agent, MLIM will also generally not seek to vote proxies relating to securities on loan UNLESS the MLIM portfolio manager responsible for the account has determined that voting the proxy is in the client's best interest and has requested Merrill Lynch Global Securities Financing to recall the security in timely manner, in accordance with MLIM's internal loan procedures in effect from time to time.

VOTING PROXIES FOR FOREIGN COMPANIES. While the proxy voting process is well established in the United States, voting proxies of foreign companies frequently involves logistical issues which can affect MLIM's ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings, (ii) restrictions on a foreigner's ability to exercise votes, (iii) requirements to vote proxies in person, (iv) "shareblocking" (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), and (v) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

As a consequence, MLIM votes proxies of non-US companies only on a "best efforts" basis. In addition, the Committee may determine that it is generally in the best interests of MLIM clients NOT to vote proxies of companies in certain countries if the Committee determines that the costs (including opportunity costs associated with shareblocking constraints) associated with exercising a vote outweighs the benefit the client will derive by voting on the company's proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from MLIM portfolio managers) may override such determination with respect to a particular company's shareholder meeting if it believe the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case MLIM will seek to vote on a best-efforts basis.

MLIM AFFILIATES. Where a material issue is involved and the issuer is an affiliate of MLIM, the Committee may, in its discretion for the purposes of ensuring that an 9 See, e.g., BMA Master Securities Loan Agreement, 1993 version, paragraph 6. 8 independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of MLIM's clients.9

IV. Voting Policies

The Committee will analyze each proxy individually. The Committee has adopted the following voting guidelines, which represent the Committee's usual voting position on certain recurring proxy issues that do not involve unusual circumstances. With respect to any proxy issue, however, the Committee may vote differently than a voting guideline if the Committee determines that doing so is in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum. 10

A. BOARDS OF DIRECTORS

These proposals concern those issues submitted to shareholders related to the composition of the Board of Directors. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies, to the extent the Committee deems relevant.

The Committee's general policy is to vote:

# VOTE AND DESCRIPTION

A.1 FOR nominees for director of United States companies in uncontested elections, except for nominees who Section have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or company business Section voted to implement or renew a "dead-hand" poison pill Section ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years Section fail to act on takeover offers where the majority of the shareholders have tendered their shares Section are corporate insiders who serve of the Audit,

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Compensation or Nominating Committees or on a full Board that does not have such committees composed exclusively of independent Directors Section on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance. A.2 FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees' poor records of representing shareholder interests, on a case-by-case basis A.3 FOR proposals to declassify

Boards of Directors

A.4 AGAINST proposals to classify Boards of Directors

A.5 AGAINST proposals supporting cumulative voting

A.6 FOR proposals eliminating cumulative voting

A.7 FOR proposals supporting confidential voting

A.8 FOR proposals seeking election of supervisory board members

A.9 AGAINST proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors

A.10 AGAINST proposals for term limits for directors

A.11 AGAINST proposals to establish a mandatory retirement age for directors

A.12 AGAINST proposals requiring directors to own a minimum amount of company stock

A.13 FOR proposals requiring a majority of independent directors on a Board of Directors

A.14 FOR proposals to allow a Board of Directors to delegate powers to a committee or committees.

A.15 FOR proposals to require Audit, Compensation and/or Nominating Committees of a Board of Directors to consist exclusively of independent directors

A.16 AGAINST proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer

A.17 FOR proposals to elect account inspectors

A.18 FOR proposals to fix the membership of a Board of Directors at a specified size

A.19 FOR proposals permitting shareholder ability to nominate directors directly

A.20 AGAINST proposals to eliminate shareholder ability to nominate directors directly

A.21 FOR proposals permitting shareholder ability to remove directors directly

A.22 AGAINST proposals to eliminate shareholder ability to remove directors directly

B. AUDITORS

These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

The Committee's general policy is to vote:

B.1 FOR approval of independent auditors, except for Section auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed not to be independent Section auditors who have rendered an opinion to any company which is either not consistent with best accounting practices or not indicative of the company's financial situation Section on a case-by-case basis, auditors who provide a significant amount of non-audit services to the company

B.2 FOR proposal seeking authorization to fix the remuneration of auditors

B.3 FOR approving internal statutory auditors

C. COMPENSATION AND BENEFITS

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee opposes egregiously excessive compensation, but believes that compensation matters are normally best determined by a corporation's board of directors, rather than shareholders. Proposals to "micro-manage" a company's compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

The Committee's general policy is to vote:

C.1 IN ACCORDANCE WITH THE RECOMMENDATION OF ISS

on compensation plans if the ISS recommendation is based solely on whether or not the company's plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies

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the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2 FOR proposals to eliminate retirement benefits for outside directors

C.3 AGAINST proposals to establish retirement benefits for outside directors

C.4 FOR proposals approving the remuneration of directors or of supervisory board members

C.5 AGAINST proposals to reprice stock options

C.6 FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend SPPs if the plan as amended applies to all employees.

C.7 FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years

C.8 AGAINST proposals seeking to pay outside directors only in stock

C.9 AGAINST proposals seeking further disclosure of executive pay for United States companies

D. CAPITAL STRUCTURE

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive. The Committee's general policy is to vote:

D.1 AGAINST proposals seeking authorization to issue shares without preemptive rights

D.2 FOR proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights

D.3 FOR proposals approving share repurchase programs

D.4 FOR proposals to split a company's stock

D.5 FOR proposals to denominate or authorize denomination of securities or other obligations or assets in Euros

E. CORPORATE CHARTER AND BY-LAWS

These proposals relate to various requests for approval of amendments to a corporation's charter or by-laws, principally for the purpose of adopting or redeeming "poison pills". As a general matter, the Committee opposes poison pill provisions. The Committee's general policy is to vote: E.1 AGAINST proposals seeking to adopt a poison pill

E.2 FOR proposals seeking to redeem a poison pill

E.3 FOR proposals seeking to have poison pills submitted to shareholders for ratification

E.4 FOR proposals to change the company's name

F. CORPORATE MEETINGS

These are routine proposals relating to various requests regarding the formalities of corporate meetings. The Committee's general policy is to vote:

F.1 AGAINST proposals that seek authority to act on "any other business that may arise"

F.2 FOR proposals designating two shareholders to keep minutes of the meeting

F.3 FOR proposals concerning accepting or approving financial statements and statutory reports

F.4 FOR proposals approving the discharge of management and the supervisory board

F.5 FOR proposals approving the allocation of income and the dividend

F.6 FOR proposals seeking authorization to file required documents/other formalities

F.7 FOR proposals to authorize the corporate board to ratify and execute approved resolutions

F.8 FOR proposals appointing inspectors of elections

F.9 FOR proposals electing a chair of the meeting

F.10 FOR proposals to permit "virtual" shareholder meetings over the Internet

F.11 AGAINST proposals to require rotating sites for shareholder meetings

G. ENVIRONMENTAL AND SOCIAL ISSUES

These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes. The Committee's general policy is to vote:

G.1 AGAINST proposals seeking to have companies adopt international codes of conduct

G.2 AGAINST proposals seeking to have companies report on: Section environmental liabilities; Section bank lending policies; Section corporate political contributions or activities; Section alcohol advertising and efforts to discourage drinking by minors; Section costs and risk of doing business in any individual country; Section involvement in nuclear defense systems

G.3 AGAINST proposals requesting reports on Maquiladora operations or on CERES principles

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G.4 AGAINST proposals seeking implementation of the CERES principles

Notice to Clients

MLIM will make a record of any proxy vote it has made on behalf of a client available to such client upon request. MLIM will otherwise use its best efforts to treat proxy votes as confidential, except as may be necessary to effect such votes or as may be required by law. MLIM encourage clients with an interest in particular proxy voting issues to make their views known to MLIM, provided that, in the absence specific written direction from a client on how to vote that client's proxies, MLIM reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion. These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice. MLIM will, however, provide a revised copy of these policies promptly following any amendment to any current client who expresses an interest in receiving updates.

MFS(R) INVESTMENT MANAGEMENT

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

                               SEPTEMBER 17, 2003

      Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below, with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies included within the MFS Family of Funds (the "MFS Funds").

      These policies and procedures include:

A. Voting Guidelines;

B. Administrative Procedures;

C. Monitoring System;

D. Records Retention; and

E. Reports.

  A.VOTING GUIDELINES

1. GENERAL POLICY; POTENTIAL CONFLICTS OF INTEREST

      MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

      MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, which are set forth below, that govern how MFS generally plans to vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion to vote these items in accordance with this guiding principle. These underlying guidelines are simply that - guidelines. Each proxy item is considered on a case-by-case basis, in light of all relevant facts and circumstances, and there may be instances in which MFS may vote proxies in a manner different from these guidelines.

      As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to the different proxy statements. There also may be situations

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involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients.

      From time to time, MFS receives comments on these guidelines and regarding particular voting issues from its clients. Those comments are reviewed and considered periodically, and these guidelines are reviewed each year with MFS Equity Research Department management, the MFS Proxy Review Group and the MFS Proxy Consultant and are revised as appropriate.

      These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. MFS shall be mindful of any and all potential material conflicts of interest that could arise in the voting of these proxies, shall identify, analyze, document and report on any such potential conflicts, and shall ultimately vote these proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting on all potential conflicts of interest.

2.    MFS' POLICY ON SPECIFIC ISSUES

NON-SALARY COMPENSATION PROGRAMS

      Managements have become increasingly creative and generous with compensation programs involving common stock. The original stock option plans, which called for the optionee to pay the money to exercise the option, are now embellished with no risk benefits such as stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices.

      Stock option plans are supposed to reward results rather than tenure, so the use of restricted stock at bargain prices is not favored. In some cases, restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold.

      MFS votes against option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of restricted stock at deep discounts to fair market value. MFS generally votes against stock option plans that involve stock appreciation rights or the use of unexercised options to "buy" stock.

      MFS opposes plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%.

      MFS votes in favor of stock option plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option plans for employees. Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

      "GOLDEN PARACHUTES"

      From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of any severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain percentage of such officer's annual compensation. When put to a vote, MFS votes against very large golden parachutes.

      ANTI-TAKEOVER MEASURES

      In general, MFS votes against any measure that inhibits capital appreciation in a stock, including a possible takeover and any proposal that protects management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to board classification and super-majority requirements.

      REINCORPORATION AND REORGANIZATION PROPOSALS

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      When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

DILUTION

      There are many reasons for issuance of stock and most are legitimate. As noted above under "Non-Salary Compensation Programs", when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device.

Confidential Voting

      MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

      INDEPENDENCE OF BOARDS OF DIRECTORS AND COMMITTEES THEREOF

      While MFS acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board. However, in view of the special role and responsibilities of various committees of a board of directors, MFS supports proposals that would require that the Audit, Nominating and Compensation Committees be comprised entirely of directors who are deemed "independent" of the company.

      INDEPENDENT AUDITORS

      Recently, some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm. Some proposals would prohibit the provision of any non-audit services (unless approved in advance by the full board) whereas other proposals would cap non-audit fees so that such fees do not exceed a certain percentage of the audit fees. MFS supports such shareholder proposals that would cap non-audit fees at an amount deemed to be not excessive.

      BEST PRACTICES STANDARDS

      Best practices standards are rapidly evolving in the corporate governance areas as a result of recent corporate failures, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally support these changes. However, many issuers are not publicly registered, are not subject to these enhanced listing standards or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as we believe that -- within the circumstances of the environment within which the issuers operate - the proposal is consistent with the best long-term economic interests of our clients.

      FOREIGN ISSUERS - SHARE BLOCKING

      In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is

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adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, significant vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with these policies and procedures.

      SOCIAL ISSUES

      There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to report on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

      The laws of various states may regulate how the interests of certain clients subject to those laws are voted. For example, the General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments: (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland; or
(ii) any stocks, securities or obligations of any company so engaged.

      Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these or similar state law questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.

B. ADMINISTRATIVE PROCEDURES

1. MFS PROXY REVIEW GROUP

The administration of these policies and procedures is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS' Proxy Consultant. The MFS Proxy Review Group:

a. Reviews these policies and procedures at least annually and recommends any amendments considered to be necessary or advisable;

b. Determines whether any material conflicts of interest exist with respect to instances in which (i) MFS seeks to override these guidelines and (ii) votes not clearly governed by these guidelines; and

c. Considers special proxy issues as they may arise from time to time.

The current MFS Proxy Consultant is an independent proxy consultant who performs these services exclusively for MFS.

2.    POTENTIAL CONFLICTS OF INTEREST

The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these responsibilities.

In cases where proxies are voted in accordance with these policies and guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these policies and guidelines, or (ii) matters presented for vote are not clearly governed by these policies and guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

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a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

c. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests.

The MFS Proxy Review Group is responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated as necessary, but no less frequently than quarterly.

3.    GATHERING PROXIES

Nearly all proxies received by MFS originate at Automatic Data Processing Corp. ("ADP"). ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. Each client's custodian is responsible for forwarding all proxy solicitation materials to MFS (except in the case of certain institutional clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer's explanation of the items to be voted upon.

      MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for MFS' Fund and institutional client accounts. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees, the MFS Proxy Consultant and the MFS Proxy Review Group and most proxies can be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots and proxy statements can be printed from the Proxy Administrator's system and forwarded for review.

4.    ANALYZING PROXIES

      After input into the Proxy Administrator system, proxies which are deemed to be completely routine (e.g., those involving only uncontested elections of directors, appointments of auditors, and/or employee stock purchase plans)(1) are automatically voted in favor by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. Proxies that pertain only to merger and acquisition proposals are forwarded initially to an appropriate MFS portfolio manager or research analyst for his or her recommendation. All proxies that are

------------------

(1) Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, there is an expanded list of items that are deemed routine (and therefore automatically voted in favor) for foreign issuers, including the following: (i) receiving financial statements or other reports from the board;
(ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) the discharge of management and supervisory boards; and (v) approval of share repurchase programs.

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reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.(2)

      Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the policies summarized under "Voting Guidelines," and all other relevant materials. His or her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including his or her rationale on significant items. These cards are then forwarded to the MFS Proxy Review Group.

      As a general matter, portfolio managers and investment analysts are consulted and involved in developing MFS' substantive proxy voting guidelines, but have little or no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize or remove the potential that proxy solicitors, issuers, and third parties might attempt to exert influence on the vote or might create a conflict of interest that is not in what MFS believes to be the best long-term economic interests of our clients. In limited, specific instances (e.g., mergers), the MFS Proxy Consultant or the MFS Proxy Review Group may consult with or seek recommendations from portfolio managers or analysts. The MFS Proxy Review Group would ultimately determine the manner in which all proxies are voted.

      As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be examined, explained and reported in accordance with the procedures set forth in these policies.

5.    VOTING PROXIES

      After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

C. MONITORING SYSTEM

      It is the responsibility of the Proxy Administrator and MFS' Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

      When the Proxy Administrator's system "tickler" shows that the date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

D. RECORDS RETENTION

      MFS will retain copies of these policies and procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for a period of six years. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by

---------------

(2) From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group will determine the vote in what MFS believes to be the best long-term economic interests of its clients.

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the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.

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E.    REPORTS

      MFS FUNDS

            Periodically, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a listing of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefor; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and (iv) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

      ALL MFS ADVISORY CLIENTS

            At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

            Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

      MORGAN STANLEY INVESTMENT MANAGEMENT INC.

      PROXY VOTING POLICY AND PROCEDURES

      I. POLICY STATEMENT

      Introduction - Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

      Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so it would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

      Proxy Research Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

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      Voting Proxies for certain Non-US Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English;
      (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

      II. GENERAL PROXY VOTING GUIDELINES

      To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in
      Section IV. below, provided the vote is consistent with the Client Proxy Standard.

      III.  GUIDELINES

      A.    Management Proposals

            1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

                  -     Selection or ratification of auditors.

                  - Approval of financial statements, director and auditor reports.

                  -     Election of Directors.

                  - Limiting Directors' liability and broadening indemnification of Directors.

                  - Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

                  - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

                  - Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

                  -     General updating/corrective amendments to the charter.

                  -     Elimination of cumulative voting.

                  -     Elimination of preemptive rights.

                  - Provisions for confidential voting and independent tabulation of voting results.

                  - Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

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            1.    The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

                  Capitalization changes

                  - Capitalization changes that eliminate other classes of stock and voting rights.

                  - Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

                  - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

                  -     Proposals for share repurchase plans.

                  - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

                  -     Proposals to effect stock splits.

                  - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

                  Compensation

                  - Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

                  - Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

                  - Establishment of Employee Stock Option Plans and other employee ownership plans.

                  Anti-Takeover Matters

                  - Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

                  - Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

            1. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

                  - Capitalization changes that add classes of stock that which substantially dilute the voting interests of existing shareholders.

                  - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

                  -     Creation of "blank check" preferred stock.

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                  -     Changes in capitalization by 100% or more.

                  - Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

                  - Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

                  -     Proposals to indemnify auditors.

            1. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

                  Corporate Transactions

                  - Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

                  - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

                  - Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

                  - Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

                        (i)   Whether the stock option plan is incentive based;

                        (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

                        (iii) For growth companies, should be no more than 10%
                              of the issued capital at the time of approval.

                  Anti-Takeover Provisions

                  - Proposals requiring shareholder ratification of poison pills.

                  - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B. Shareholder Proposals

            1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

                  - Requiring auditors to attend the annual meeting of shareholders.

                  - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

                  - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

                  -     Confidential voting.

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                  -     Reduction or elimination of supermajority vote
                        requirements.

            1. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

                  -     Proposals that limit tenure of directors.

                  -     Proposals to limit golden parachutes.

                  - Proposals requiring directors to own large amounts of stock to be eligible for election.

                  - Restoring cumulative voting in the election of directors.

                  - Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

                  - Proposals that limit retirement benefits or executive compensation.

                  - Requiring shareholder approval for bylaw or charter amendments.

                  - Requiring shareholder approval for shareholder rights plan or poison pill.

                  -     Requiring shareholder approval of golden parachutes.

                  -     Elimination of certain anti-takeover related provisions.

                  -     Prohibit payment of greenmail.

            1. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

                  - Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

                  - Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

                  - Proposals that require inappropriate endorsements or corporate actions.

IV. ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A. Proxy Review Committee

            1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

                  (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

                  (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

                  (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance

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                        with this Policy and Procedures including, as
                        appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

                  (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and
                        (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

                  (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

                  (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

                  (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

THIRD AVENUE MANAGEMENT, LLC

THIRD AVENUE MANAGEMENT LLC ("TAM")

SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

GENERAL

This summary describes TAM's policy and procedures for voting securities held in its investment advisory accounts. If you wish to receive a copy of the full policy and procedures or information on how proxies were voted in your account, please contact your account representative.

In general, TAM is responsible for voting securities held in its investment advisory accounts. However, in certain cases, in accordance with the agreement governing the account, the client may expressly retain the authority to vote proxies or delegate voting authority to a third party. In such cases, the policy and procedures below would not apply and TAM would advise the client to instruct its custodian where to forward solicitation materials.

POLICY GUIDELINES

TAM has developed detailed policy guidelines on voting commonly presented proxy issues, which are subject to ongoing review. The guidelines are subject to exceptions on a case-by-case basis, as discussed below. On issues not specifically

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addressed by the guidelines, TAM would analyze how the proposal may affect the value of the securities held by the affected clients and vote in accordance with what it believes to be the best interests of such clients.

Abstention From Voting

TAM will normally abstain from voting when it believes the cost of voting will exceed the expected benefit to investment advisory clients. The most common circumstances where that may be the case involve foreign proxies and securities out on loan. In addition, TAM may be restricted from voting proxies of a given issuer during certain periods if it has made certain regulatory filings with respect to that issuer.

PROCEDURES

TAM's Legal Department oversees the administration of proxy voting. Under its supervision, the Accounting Department is responsible for processing proxies on securities held in mutual funds for which TAM serves as adviser or sub-adviser(3) and the Operations Department is responsible for processing proxies on securities held in all other investment advisory accounts for which TAM has voting responsibility.

Sole Voting Responsibility

The Operations and Accounting Departments forward proxy and other solicitation materials received to the General Counsel or his designee who shall present the proxies to TAM's Proxy Voting Committee. The Proxy Voting Committee, consisting of senior portfolio managers designated by TAM's President, determines how the proxies shall be voted applying TAM's policy guidelines. TAM's General Counsel or his designee attends Proxy Voting Committee meetings to field any potential conflict issues and document voting determinations. The Proxy Voting Committee may seek the input of TAM's Co-Chief Investment Officers or other portfolio managers or research analysts who may have particular familiarity with the matter to be voted. Any exception to policy guidelines shall be fully documented in writing. TAM's General Counsel instructs the Operations and Accounting Departments to vote the proxies in accordance with determinations reached under the process described above. The Operations and Accounting Departments vote the proxies by an appropriate method in accordance with instructions received.

Shared Voting Responsibility

TAM may share voting responsibility with a client who has retained the right to veto TAM's voting decisions. Under such circumstances, the Operations Department would provide a copy of the proxy material to the client reserving this right, along with TAM's determination of how it plans vote the proxy, unless instructed otherwise by the client prior to the relevant deadline.

Conflicts of Interest

Should any portfolio manager, research analyst, member of senior management or anyone else at TAM who may have direct or indirect influence on proxy voting decisions become aware of a potential or actual conflict of interest in voting a proxy or the appearance of a conflict of interest, that person shall bring the issue to TAM's General Counsel. TAM's General Counsel shall analyze each potential or actual conflict presented to determine materiality and shall document each situation and its resolution. When presented with an actual or potential conflict in voting a proxy, TAM's General Counsel shall address the matter using an appropriate method to assure that the proxy vote is free from any improper influence, by (1) determining that there is no conflict or that it is immaterial, (2) ensuring that TAM votes in accordance with a predetermined policy, (3) following the published voting policy of Institutional Shareholder Services, (4) engaging an independent third party professional to vote the proxy or advise TAM how to vote or (5) presenting the conflict to one or more of the clients involved and obtaining direction on how to vote.

Recordkeeping

TAM shall maintain required records relating to votes cast, client requests for information and TAM's proxy voting policies and procedures in accordance with applicable law.

T. ROWE PRICE ASSOCIATES, INC.

                       PROXY VOTING - PROCESS AND POLICIES

T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote--such as election of directors and important matters affecting a company's structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy

----------------
(3) Advisers of certain mutual funds sub-advised by TAM have retained their own authority to vote proxies.

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process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.

PROXY ADMINISTRATION. The T. Rowe Price Proxy Committee develops our firm's positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by third parties, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio manager votes on the proxy proposals of companies in his or her portfolio. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting guidelines--many of which are consistent with ISS positions--T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

FIDUCIARY CONSIDERATIONS. T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS. When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. ROWE PRICE VOTING POLICIES. Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. We withhold votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation

Our goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose plans that give a company the ability to reprice options.

Anti-takeover and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations that have not been adequately addressed by management.

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MONITORING AND RESOLVING CONFLICTS OF INTEREST. The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the
T. Rowe Price guidelines to vote clients' proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution.

TRANSAMERICA INVESTMENT MANGEMENT, LLC

PROXY VOTING POLICY

                                  INTRODUCTION

Normally, clients for which Transamerica Investment Management, LLC ("TIM") has full discretionary investment authority expect TIM to vote proxies in accordance with TIM's Proxy Voting Policy (the "Policy"). As such, TIM will vote on behalf of all accounts for which it has discretionary authority unless clients notify TIM in writing that they have retained the authority to vote their own proxies. Clients may also ask TIM to vote their proxies in accordance with specific Client Proxy guidelines.

                               STATEMENT OF POLICY

It is the policy of TIM to vote proxies in the best interest of its clients at all times.

TIM has proxy voting policy guidelines (the "Guidelines") regarding certain issues that may come before shareholders from time to time. These Guidelines provide a roadmap for arriving at voting decisions and are not meant to be exhaustive of all issues that may be raised in any or all proxy ballots. The Guidelines are attached to this Policy as Appendix A.

                                 PROXY COMMITTEE

In order to implement and monitor this Policy, TIM shall establish a Proxy Committee (the "Committee"), which will have responsibility for review of proxies voted by or to be voted by TIM, as well as to resolve issues which may arise in the process of voting proxies.

The Committee shall meet at a minimum annually and on an as needed basis. It shall not be required that the Committee members meet in person; in fact, it is contemplated that certain Committee members will take part in meetings via teleconference. The Committee shall consist of at least one Portfolio Manager, a member of the Legal/Compliance department, and other staff members of TIM as may be designated from time to time. Committee members may select designees in the event that they are unable to convene with the Committee.

It shall be the Committee's responsibility to ensure that proxy votes are made in accordance with the Policy. Issues shall be raised to the Committee when needed and as appropriate to effectively carry out TIM's proxy decisions. When applicable, the Committee shall review written materials pertinent to the vote at hand and shall hear verbal opinions from relevant portfolio managers and/or analysts as needed to fully consider the investment merits of the vote. Committee decisions and a record of Committee meetings shall be recorded and maintained by the Legal/Compliance department.

                         USE OF INDEPENDENT THIRD PARTY

TIM will maintain the services of a qualified independent third party (the "Independent Third Party") to provide guidance on proxy voting issues. The Independent Third Party is set forth in Appendix B. TIM will consider the research provided by the Independent Third Party when making voting decisions on proxy issues, however, the final determination on voting rests with TIM.

                  CONFLICTS OF INTEREST BETWEEN TIM AND CLIENTS

TIM recognizes the potential for material conflicts that may arise between its own interests and those of the Clients. To address these concerns, TIM will take one of the following steps to avoid any impropriety or the appearance of

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impropriety: a) Vote in accordance with the recommendation of the Independent
Third Party; or b) Obtain the consent(s) of the Client(s) whose accounts are involved in the conflict.

                    PROVISION OF TIME PROXY POLICY TO CLIENTS

TIM will make available to all Clients a copy of its Policy by maintaining a current version of the Policy on its website (www.timllc.com). Also, a copy of the Policy will be mailed to any Client at any time upon request.

                                   APPENDIX A
                         PROXY VOTING POLICY GUIDELINES

The following is a concise summary of TIM's proxy voting policy guidelines.

1. AUDITORS

Vote for proposals to ratify auditors, unless any of the following apply:

      - An auditor has a financial interest in or association with the company, and is therefore not independent

      - Fees for non-audit services are excessive, or

      - There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a case-by-case basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by TIM's definition of independence. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

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CUMULATIVE VOTING

Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

5. POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

It is intended for financing purposes with minimal or no dilution to current shareholders

It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a case-by-case basis. TIM reviews Executive and Director compensation plans (including broad-based option plans) in the context of the transfer of shareholder wealth. This review encompasses not only a comparison of a plan relative to peer companies, but also on an absolute basis, considering the cost of the plan vs. the operating income and overall profitability of the firm in question.

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Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Vote AGAINST proposals by management seeking approval to reprice options.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

      - Purchase price is at least 85 percent of fair market value

      - Offering period is 27 months or less, and

      - Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity. In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                                   APPENDIX B
                             INDEPENDENT THIRD PARTY

The following provider has been selected by TIM to function as the Independent Third Party as set forth in the Policy.
                Institutional Shareholder Services, Inc. ("ISS")

UBS GLOBAL ASSET MANAGEMENT AMERICAS INC.

CORPORATE GOVERNANCE PHILOSOPHY, VOTING GUIDELINES AND POLICY SUMMARY

The proxy voting policy of UBS Global Asset Management ("UBS Global AM") is based on its belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act as stewards of the financial assets of the company, to exercise good judgment and practice diligent oversight with the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM`s proxy voting policy.

When UBS Global AM's view of a company's management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM's view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM: (1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) opposes structures which impose financial constraints on changes in control; (4) believes remuneration should be commensurate with responsibilities and performance; and
(5) believes that appropriate steps should be taken to ensure the independence of auditors.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates' client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing our proxy votes. Whenever

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UBS Global AM is aware of a conflict with respect to a particular proxy, its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

                                    * * * * *


A shareholder may obtain information on proxy voting by Transamerica IDEX by calling 1-888-233-4339.


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                         TRANSAMERICA IDEX MUTUAL FUNDS

                                OTHER INFORMATION
                                     PART C

ITEM 23. EXHIBITS

      List all exhibits filed as part of the Registration Statement.

      (a)   Restatement of Declaration of Trust (1)

      (b)   Bylaws, as amended (1)

      (c)   Not Applicable


      (d)   (1)   Investment Advisory Agreements

                  (aa)  TA IDEX Janus Growth (6)

                  (bb) TA IDEX Transamerica Flexible Income (formerly IDEX Janus Flexible Income) (28)

                  (cc) TA IDEX Jennison Growth (formerly IDEX Jennison Equity Opportunity) (3)

                  (dd)  TA IDEX Transamerica Value Balanced (21)

                  (ee)  TA IDEX Transamerica Conservative High-Yield Bond (1)

                  (ff) TA IDEX T. Rowe Price Tax-Efficient Growth, TA IDEX Salomon All Cap and TA IDEX T. Rowe Price Small Cap (6)

                  (gg) TA IDEX Transamerica Growth Opportunities and TA IDEX Transamerica Equity (10)

                  (hh) TA IDEX Great Companies - America(SM) and TA IDEX Great Companies- Technology(SM) (12)

                  (ii) TA IDEX Templeton Great Companies Global (formerly TA IDEX Janus Global) (33)

                  (jj) TA IDEX American Century International and TA IDEX American Century Large Company Value (formerly IDEX American Century Income & Growth) (17)

                  (kk) TA IDEX Transamerica Money Market, TA IDEX Transamerica Convertible Securities, TA IDEX PIMCO Total Return, TA IDEX Salomon Investors Value and TA IDEX T. Rowe Price Health Sciences (20)

                  (ll)  TA IDEX Marsico Growth (24)

                  (mm) TA IDEX Clarion Real Estate Securities and TA IDEX PIMCO Real Return TIPS (25)

                  (nn) TA IDEX Transamerica Small/Mid Cap Value (formerly IDEX Isabelle Small Cap Value) (28)

                  (oo) TA IDEX Transamerica Balanced (formerly TA IDEX Janus Balanced) (33)

                  (pp) TA IDEX J.P. Morgan Mid Cap Value, TA IDEX Marsico International Growth, TA IDEX Mercury Large Cap Value, TA IDEX MFS High Yield, TA IDEX T. Rowe Price Equity Income, TA IDEX Third Avenue Value, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Large Cap Core, TA IDEX Van Kampen Small Company Growth, TA IDEX Van Kampen Active International Allocation, TA IDEX Evergreen International Small Cap

                  (qq)  TA IDEX Protected Principal Stock (21)

            (2)   Sub-Advisory Agreements

                  (aa)  TA IDEX Janus Growth (20)

                  (bb) TA IDEX Transamerica Flexible Income (formerly IDEX Janus Flexible Income) (28)


                  (cc)  TA IDEX Transamerica Value Balanced (21)

                  (dd)  TA IDEX Transamerica Conservative High-Yield Bond (1)

                  (ee)  TA IDEX T. Rowe Price Tax-Efficient Growth and TA IDEX
                        T. Rowe Price Small Cap (6)

                  (ff)  TA IDEX Salomon All Cap (6)

                  (gg) TA IDEX Transamerica Growth Opportunities and TA IDEX Transamerica Equity (10)

                  (hh) TA IDEX Great Companies - America(SM) and TA IDEX Great Companies - Technology(SM) (12)

                  (ii) TA IDEX Templeton Great Companies Global (formerly TA IDEX Janus Global) (33)

                  (jj) TA IDEX American Century International and TA IDEX American Century Large Company Value (formerly TA IDEX American Century Income & Growth) (17)

                  (kk) TA IDEX Jennison Growth (formerly IDEX Jennison Equity Opportunity) (3)

                  (ll) TA IDEX Transamerica Convertible Securities and TA IDEX Transamerica Money Market (20)

                  (mm)  TA IDEX PIMCO Total Return (20)

                  (nn)  TA IDEX T. Rowe Price Health Sciences (20)

                  (oo)  TA IDEX Salomon Investors Value (20)

                  (pp)  TA IDEX Marsico Growth (26)

                  (qq)  TA IDEX Clarion Real Estate Securities (25)

                  (rr)  TA IDEX PIMCO Real Return TIPS (25)

                  (ss) TA IDEX Transamerica Small/Mid Cap Value (formerly IDEX Isabelle Small Cap Value) (28)

                  (tt) TA IDEX Transamerica Balanced (formerly TA IDEX Janus Balanced) (33)

                  (uu)  TA IDEX Evergreen International Small Cap

                  (vv)  TA IDEX J.P. Morgan Mid Cap Value

                  (ww)  TA IDEX Marsico International Growth

                  (xx)  TA IDEX Mercury Large Cap Value

                  (yy)  TA IDEX MFS High Yield

                  (zz)  TA IDEX T. Rowe Price Equity Income

                  (aaa) TA IDEX Third Avenue Value

                  (bbb) TA IDEX Transamerica Short-Term Bond

                  (ccc) TA IDEX UBS Large Cap Value

                  (ddd) TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van
                        Kampen Large Cap Core, TA IDEX Van Kampen Small Company Growth, TA IDEX Van Kampen Active International Allocation

                  (eee) TA IDEX Protected Principal Stock (21)

      (e)   (1)   Underwriting Agreement (Schedule I) (25)

            (2)   Dealer's Sales Agreement (24)

            (3)   Service Agreement (9)

            (4)   Wholesaler's Agreement (3)

      (f)   Trustees Deferred Compensation Plan (2)

      (g)   Custody Agreement (23)

      (h)   (1)   Transfer Agency Agreement (1)

            (2)   Administrative Services Agreement (23)

            (3)   Amended and Restated Plan for Multiple Classes of Shares (20)

            (4)   Expense Limitation Agreement (25)

            (5)   Consulting Agreement (28)

      (i)   Opinion of Counsel

      (j)   Consent of PricewaterhouseCoopers LLP

      (k)   Financial Statements (29)

      (l)   Investment Letter from Sole Shareholder (1)

      (m)   (1)   Plan of Distribution under Rule 12b-1 - Class A/B/L Shares
                  (all funds) (28)

            (2)   Plan of Distribution under Rule 12b-1 - Class C Shares (28)

                  (aa)  TA IDEX Janus Growth (9)

                  (bb)  TA IDEX Salomon Investors Value (9)

                  (cc)  TA IDEX Transamerica Value Balanced (9)

                  (dd) TA IDEX Transamerica Balanced (formerly IDEX Janus Balanced) (9)

                  (ee) TA IDEX Transamerica Flexible Income (formerly IDEX Janus Flexible Income) (28)

                  (ff)  TA IDEX Transamerica Conservative High-Yield Bond (9)

                  (gg)  TA IDEX Marsico Growth (9)

                  (hh)  TA IDEX T. Rowe Price Tax-Efficient Growth (9)

                  (ii)  TA IDEX Salomon All Cap (9)

                  (jj)  TA IDEX T. Rowe Price Small Cap (9)

                  (kk) TA IDEX Jennison Growth (formerly IDEX Jennison Equity Opportunity) (3)

                  (ll) TA IDEX Transamerica Growth Opportunities and TA IDEX Transamerica Equity (10)

                  (mm) TA IDEX Great Companies - America(SM) and TA IDEX Great Companies - Technology(SM) (12)

                  (nn) TA IDEX Templeton Great Companies Global (formerly IDEX Janus Global) (14)

                  (oo) TA IDEX American Century International and TA IDEX American Century Large Company Value (formerly IDEX American Century Income & Growth) (17)

                  (pp) Amendment to Plan of Distribution under Rule 12b-1 - Class C Shares (19)

                  (qq) TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Money Market, TA IDEX PIMCO Total Return, TA IDEX T. Rowe Price Health Sciences (20)

                  (rr) TA IDEX Transamerica Small/Mid Cap Value (formerly IDEX Isabelle Small Cap Value) (28)

                  (ss)  TA IDEX Protected Principal Stock (21)

            (3)   Plan of Distribution under Rule 12b-1 - Class M Shares

                  (aa)  TA IDEX Janus Growth (1)

                  (bb)  TA IDEX Salomon Value Investors (1)

                  (cc)  TA IDEX Transamerica Value Balanced (5)

                  (dd) TA IDEX Transamerica Balanced (formerly IDEX Janus Balanced) (1)

                  (ee) TA IDEX Transamerica Flexible Income (formerly IDEX Janus Flexible Income) (28)

                  (ff)  TA IDEX Transamerica Conservative High-Yield Bond (1)

                  (gg)  TA IDEX Marsico Growth (6)

                  (hh)  TA IDEX T. Rowe Price Tax-Efficient Growth (6)

                  (ii)  TA IDEX Salomon All Cap (6)

                  (jj)  TA IDEX T. Rowe Price Small Cap (6)

                  (kk) TA IDEX Jennison Growth (formerly IDEX Jennison Equity Opportunity) (3)

                  (ll) TA IDEX Transamerica Growth Opportunities and TA IDEX Transamerica Equity (10)

                  (mm) TA IDEX Great Companies - America(SM) and TA IDEX Great Companies - Technology(SM) (12)

                  (nn) TA IDEX Templeton Great Companies Global (formerly IDEX Janus Global) (14)

                  (oo) TA IDEX American Century International and TA IDEX American Century Large Company Value (formerly IDEX American Century Income & Growth) (19)

                  (pp) Amendment to Plan of Distribution under Rule 12b-1 - Class M Shares (19)

                  (qq) TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Money Market, TA IDEX PIMCO Total Return and TA IDEX T. Rowe Price Health Sciences (20)

                  (rr) TA IDEX Transamerica Small/Mid Cap Value (formerly IDEX Isabelle Small Cap Value) (28)

                  (ss)  TA IDEX Protected Principal Stock (21)

      (n)   Not applicable

      (o)   Reserved

      (p)   Code of Ethics (25)

            (1)   Transamerica IDEX Mutual Funds (12)

            SUB-ADVISERS

            (2)   AEGON USA Investment Management, LLC (12)

            (3)   Federated Investment Management Company (12)

            (4)   Janus Capital Management, LLC (12)

            (5)   Salomon Brothers Asset Management Inc (12)

            (6)   Transamerica Investment Management, LLC (12)

            (7)   T. Rowe Price Associates, Inc. (12)

            (8)   Great Companies, L.L.C. (14)

            (9)   Jennison Associates LLC (26)

            (10)  American Century Investment Management, Inc. (18)

            (11)  Pacific Investment Management Company LLC (21)

            (12)  Banc of America Capital Management, LLC (24)

            (13)  ING Clarion Real Estate Securities (25)

            (14)Templeton Investment Counsel, LLC (27)

            (15)  Evergreen Investment Management Company, LLC

            (16)  J.P. Morgan Investment Management Inc.

            (17)  Fund Asset Management, L.P., dba Mercury Advisors (31)

            (18)  MFS(R) Investment Management (32)

            (19)  Third Avenue Management LLC (33)

            (20)  UBS Global Asset Management (Americas) Inc.

            (21)  Morgan Stanley Investment Management Inc. (32)

            (22)  Gateway Investment Advisers, Inc. (21)

-------
(1) Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 33-2659).

(2) Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 33-2659)

(3) Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 17, 1995 (File No. 33-2659).

(4) Filed previously with Post-Effective Amendment No. 18 to Registration Statement filed on June 30, 1995 (File No. 33-2659).

(5) Filed previously with Post-Effective Amendment No. 26 to Registration Statement filed on July 16, 1997 (File No. 33-2659).

(6) Filed previously with Post-Effective Amendment No. 29 to Registration Statement filed on December 15, 1998 (File No. 33-2659).

(7) Filed previously by the registrant with the registration statement filed on Form N-14 on June 3, 1996 (File No. 33-05113).

(8) Filed previously with Post-Effective Amendment No. 30 to Registration Statement filed on March 1, 1999 (File No. 33-2659).

(9) Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 33-2659).

(10) Filed previously with Post-Effective Amendment No. 33 to Registration Statement filed on December 17, 1999 (File No. 33-2659).

(11) Filed previously with Post-Effective Amendment No. 34 to Registration Statement filed on February 28, 2000 (File No. 33-2659).

(12) Filed previously with Post-Effective Amendment No. 35 to Registration Statement filed on March 31, 2000 (File No. 33-2659).

(13) Filed previously with Post-Effective Amendment No. 36 to Registration Statement filed on June 14, 2000 (File No. 33-2659).

(14) Filed previously with Post-Effective Amendment No. 37 to Registration Statement filed on June 16, 2000 (File No. 33-2659).

(15) Filed previously with Post-Effective Amendment No. 39 to Registration Statement filed on September 15, 2000 (File No. 33-2659).

(16) Filed previously with Post-Effective Amendment No. 40 to Registration Statement on December 1, 2000 (File No. 33-2659).

(17) Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 2000 (File No. 33-2659).

(18) Filed previously with American Century Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration Statement filed on December 29, 2000, and incorporated herein by reference (File No. 2-82734).

(19) Filed previously with Post-Effective Amendment No. 42 to Registration Statement on March 1, 2001 (File No. 33-2659).

(20) Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 14, 2001 (File No. 33-2659).

(21) Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 29, 2002 (File No. 33-2659).

(22) Filed previously with Post-Effective Amendment No. 48 to Registration Statement on April 15, 2002 (File No. 33-2659).

(23) Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 33-2659).

(24) Filed previously with Post-Effective Amendment No. 50 to Registration Statement on November 12, 2002 (File No. 33-2659).

(25) Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 33-2659).

(26) Filed previously with Post-Effective Amendment No. 52 to Registration Statement on February 28, 2003 (File No. 33-2659).

(27) Filed previously with Post-Effective Amendment No. 54 to Registration Statement on December 31, 2003 (File No. 33-2659).

(28) Filed previously with Post-Effective Amendment No. 55 to Registration Statement on March 1, 2004 (File No. 33-2659).


(29) Filed previously with Post-Effective Amendment No. 57 to Registration Statement on March 2, 2004 (File No. 33-2659).

(30) Filed previously with AEGON/Transamerica Series Fund, Inc. Post-Effective Amendment No. 60 to Registration Statement on April 30, 2004, and incorporated herein by reference (File No. 811-4419).

(31) Filed previously with AEGON/Transamerica Series Fund, Inc. Post-Effective Amendment No. 50 to Registration Statement on April 30, 2002, and incorporated herein by reference (File No. 811-4419).

(32) Filed previously with AEGON/Transamerica Series Fund, Inc. Post-Effective Amendment No. 56 to Registration Statement on February 28, 2003, and incorporated herein by reference (File No. 811-4419).

(33) Filed previously with Post-Effective Amendment No. 61 to Registration Statement on October 1, 2004 (File No. 33-2659).



ITEM 24 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      To the knowledge of the Registrant, TA IDEX Janus Growth, TA IDEX Transamerica Balanced (formerly TA IDEX Janus Balanced), TA IDEX Transamerica Flexible Income (formerly IDEX Janus Flexible Income), TA IDEX Jennison Growth (formerly IDEX Jennison Equity Opportunity), TA IDEX Salomon Investors Value, TA IDEX Transamerica Value Balanced, TA IDEX

Transamerica Conservative High-Yield Bond, TA IDEX Marsico Growth, TA IDEX T. Rowe Price Tax-Efficient Growth, TA IDEX Salomon All Cap, TA IDEX T. Rowe Price Small Cap, TA IDEX Transamerica Growth Opportunities, TA IDEX Transamerica Equity, TA IDEX Great Companies - America(SM), TA IDEX Great Companies - Technology(SM), TA IDEX American Century International, TA IDEX American Century Large Company Value (formerly IDEX American Century Income & Growth), TA IDEX Transamerica Small/Mid Cap Value (formerly IDEX Isabelle Small Cap Value), TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Money Market, TA IDEX T. Rowe Price Health Sciences, TA IDEX PIMCO Total Return, TA IDEX Templeton Great Companies Global (formerly TA IDEX Janus Global), TA IDEX Clarion Real Estate Securities, TA IDEX PIMCO Real Return TIPS, TA IDEX Evergreen International Small Cap, TA IDEX J.P. Morgan Mid Cap Value, TA IDEX Marsico International Growth, TA IDEX Mercury Large Cap Value, TA IDEX MFS High Yield, TA IDEX T. Rowe Price Equity Income, TA IDEX Transamerica Short-Term Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Large Cap Core, TA IDEX Van Kampen Small Company Growth and TA IDEX Van Kampen Active International Allocation are not controlled by or under common control with any other person. The Registrant has no subsidiaries.

ITEM 25 INDEMNIFICATION

            Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26 BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

            AEGON/Transamerica Fund Advisers. Inc. ("ATFA") is principally engaged in offering investment advisory services.

                  The only businesses, professions, vocations or employments of a substantial nature of Larry N. Norman, Brian C. Scott and John K. Carter, directors of ATFA, are described in the Statement of Additional Information under the section entitled "Management of the Fund." Additionally, the following describes the principal occupations of other persons who serve as executive officers of ATFA: Kim D. Day, Senior Vice President & Treasurer, is Senior Vice President and Treasurer of AEGON/Transamerica Fund Services, Inc. and other related entities.

            Janus Capital Management LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206-4928, serves as sub-adviser to TA IDEX Janus Growth. Janus also serves as sub-adviser to certain of the mutual funds within AEGON/Transamerica Series Fund, Inc. and as investment adviser or sub-adviser to other mutual funds, and for private and retirement accounts.

            Thomas A. Early, Senior Vice President, General Counsel, Secretary and Chief of Corporate Affairs; Bonnie M. Howe, Vice President and Assistant General Counsel; Kelley Abbott Howes, Vice President and Assistant General Counsel; Heidi J. Walter, Vice President and Assistant General Counsel; Loren M. Starr, Senior Vice President and Chief Financial Officer; Mark B. Whiston, Chief Executive Officer; David R. Kowalski, Vice President of Compliance and Chief Compliance Officer; Robin C. Beery, Senior Vice President and Chief Marketing Officer; R. Timothy Hudner, Vice President of Operations and Technology; James
P. Goff, Vice President and Director of Research; Edward F. Keely, Vice President; Karen L. Reidy, Vice President; Jonathan D. Coleman, Vice President; Ronald V. Speaker, Vice President; David J. Corkins, Vice President; Girard C. Miller, Executive Vice President and Chief Operating Officer; Lars O. Soderberg, Executive Vice President and Managing Director of Institutional Services; Richard C. Garland, Executive Vice President and Managing Director; William H. Bales, Vice President; Laurence J. Chang, Vice President; David C. Decker, Vice President; Mike Lu, Vice President; Brent A. Lynn, Vice President; Thomas R. Malley, Vice President; Sharon S. Pichler, Vice President; E. Marc Pinto, Vice President; Blaine P. Rollins, Vice President; Ron Sachs, Vice President; John H. Schreiber, Vice President; Scott W. Schoelzel, Vice President; J. Eric Thorderson, Vice President; Darrell W. Watters, Vice President; Jason Yee, Vice President; Joseph W. Baggett, Vice President; Andrew J. Iseman, Vice President, Corporate and Institutional Services and Operations; Stephen Belgrad, Vice President of Finance and Strategy; Matthew R. Luorna, Vice President and Treasurer; Gregory A. Frost, Vice President and Controller; Nigel J. Austin, Vice President of International Funds and Assistant General Counsel; Douglas N. Beck, Vice President of Corporate Affairs; Curt R. Foust, Vice

President, Assistant Secretary and Assistant General Cousel; Kevin Lindsell, Vice President of Corporate Risk Management; Peter Boucher, Vice President of Human Resources; Mary-Martha Bahn, Vice President of Leadership Development; Bradley Prill, Vice President of Total Rewards; James J. Coffin, Vice President of Institutional Services; Michael Matus, Vice President of Institutional Services; John E. Ostrander, Vice President of Institutional Services; Russell
P. Shipman, Vice President of Institutional Services; Tom H. Warren, Vice President of Institutional Services; Walter G. Wogton, Vice President of Institutional Services; George W. Hagerman, Vice President of Institutional Services and Director of Advisory Services; Ken E. Paieski, Vice President and Director of Separate Account Services; Jane C. Ingalls, Vice President of Public Relations; Anita E Falicia, Vice President of Investment Accounting; Andrea J. Young, Vice President, Information Technology; Douglas J. Laird, Vice President, Retail Services and Operations; Mark Thomas, Vice President; John J. Mari, Vice President; Blair E. Johnson, Vice President.

                                      * * *

            Jennison Associates, LLC ("Jennison"), the sub-adviser to TA IDEX Jennison Growth (formerly IDEX Jennison Equity Opportunity), is an indirect wholly-owned subsidiary of the Prudential Financial Inc. ("Prudential"). Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.

            The business and other connections of Jennison Associates LLC's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

            Dennis M. Kass, Director, Chairman and Chief Executive Officer,. Director and Vice President, Prudential Investment Management, Inc. ("PIM"), Director, Prudential Trust Company; Spiros Segalas, Director, President and Chief Investment Officer; Michael A. Del Balso, Director and Executive Vice President; Karen E. Kohler, Director, Executive Vice President; Kathleen A. McCarragher, Director and Executive Vice President; Mary-Jane Flaherty, (Gateway Center Three, 15th Floor 100 Mulberry Street Newark, New Jersey, 07102), Director, Managing Director - Strategic Initiatives, PIM., Director and Vice President, Prudential Asset Management Holding Company ("PAMHC"); Philip N. Russo, (Gateway Center Three, 15th Floor 100 Mulberry Street, Newark, New Jersey, 07102), Director, PIM, Director, PRICOA General Partner Limited.Treasurer, PIM Warehouse, Inc. ("PIMW"). Chief Financial Officer, Executive Vice President and Treasurer, PIFM Holdco, Inc. Chief Financial Officer, Executive Vice President and Treasurer, Prudential Investments LLC. Chief Financial Officer, Prudential Mutual Fund Services LLC. Vice President and Director, PIM Investments, Inc. ("PIMI"). Vice President Finance, PIM Foreign Investments, Inc. ("PIMF"). Chief Financial Officer, Executive Vice President and Director, American Scandia Investment Services, Incorporated. Chief Financial Officer and Director, American Scandia Fund Services, Inc. Chief Financial Officer, Executive Vice President and Director, American Scandia Advisory Services, Inc.; Victor Y. Sim, (751 Broad Street, 17th Floor, Newark, New Jersey, 07102), Director. Vice President, Total Compensation, Prudential Financial, Inc. ("PFI"); John R. Strangfeld, (751 Broad Street, 17th Floor, Newark, New Jersey, 07102), Director. Vice Chairman, Prudential Financial, Inc. ("PFI"), Director and Chairman, PIM Director and President, PAMHC; Director, Chairman and Chief Executive Officer, Prudential Securities Group Inc., Director, Chairman and Chief Executive Officer, Prudential Equity Group, Inc. Director and Chairman, PIM Global Financial Strategies, Inc., Director and President, Prudential Capital & Investment Services, LLC., Chairman Wachovia Securities, LLC.; Kevin C. Uebelein, (Prudential Investment Management (Japan), Inc. Prudential Tower, 2-13-10 Nagata-cho, Chiyoda-ku, Tokyo, 100-0014 Japan), Director, Chief Investment Officer, Senior Managing Executive Officer, Executive Officer, The Gibraltar Life Insurance Company, Ltd., Senior Vice President, PIM, Director, Prudential Investment Management (Japan), Inc., Director, Asian Infrastructure Mezzanine Capital Fund; Bernard B. Winograd, (Gateway Center Three, 15th Floor, 100 Mulberry Street, Newark, New Jersey, 07102), Director. Director, Chief Executive Officer and President, PIM., Director and Vice President, PAMHC, Director and Chairman, PIMW, Director and Chairman, PIC Holdings Limited, Trustee, 745 Property Investments, Executive Vice President, Prudential Investment Management Services LLC., Director and President, PIMI, President, PIMF, Signatory Second Vice President, The Prudential Insurance Company of America.

                                      * * *

            Salomon Brothers Asset Management Inc ("SaBAM"), 399 Park Avenue, New York, New York, 10022, serves as sub-adviser to TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value. The directors and officers are as follows:
Virgil H. Cumming, Member of the Board of Directors and Managing Director of Citigroup Global Markets Inc.; Peter J. Wilby, Member of the Board of Directors and Managing Director of SaBAM; Evan L. Melberg, Member of the Board of Directors and Managing Director of SaBAM; Michael F. Rosenbaum, Chief Legal Officer and General Counsel of Citigroup Asset Management; Jeffrey S. Scott, Compliance Officer.

                                      * * *

            T. Rowe Price Associates, Inc., ("T. Rowe") 100 East Pratt Street, Baltimore, Maryland 21202 serves as sub-adviser to TA

IDEX T. Rowe Price Tax-Efficient Growth, TA IDEX T. Rowe Price Small Cap, TA IDEX T. Rowe Price Equity Income and TA IDEX T. Rowe Price Health Sciences. Edward C. Bernard; James A.C. Kennedy; William T. Reynolds; James S. Riepe; George A. Roche; and M. David Testa.

                                      * * *


            Transamerica Investment Management, LLC, ("TIM") 1150 South Olive Street, Suite 2700, Los Angeles, California 90015, serves as sub-adviser to TA IDEX Transamerica Growth Opportunities, TA IDEX Transamerica Small/Mid Cap Value, TA IDEX Transamerica Flexible Income, TA IDEX Transamerica Balanced, TA IDEX Transamerica Equity, TA IDEX Transamerica Short-Term Bond, TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica Value Balanced and TA IDEX Transamerica Money Market. The officers are John R. Kenney, Manager and Chairman, Director and Co-Chief Executive Officer of Great Companies, L.L.C.; Larry N. Norman, Manager, and Executive Vice President and Chief Executive Officer of AEGON USA, Inc.; John C. Riazzi, Manager and Chief Executive Officer; Gary U. Rolle, Manager, President and Chief Investment Officer; Brian C. Scott, Manager and Director, President and Chief Executive Officer of AEGON/Transamerica Fund Advisers, Inc.; Ann Marie Swanson, Vice President, Chief Compliance Officer and Secretary; and Jeffrey S. Van Harte, Manager, Senior Vice President and Head of Equities.

                                      * * *

            Great Companies, L.L.C. ("Great Companies"), 635 Court Street, Clearwater, Florida 33756, serves as sub-adviser to TA IDEX Great Companies - America SM and TA IDEX Great Companies - Technology SM, and as co-sub-adviser to TA IDEX Templeton Great Companies Global. John R. Kenney, Member and Manager, serves as Chairman and Co-CEO. James Hare Huguet, Member and Manager, serves as President, Co-CEO and Chief Investment Officer.; Thomas R. Moriarty, Manager, also serves as Executive Vice President of AEGON/Transamerica Fund Services, Inc.; Executive Vice President of AEGON/Transamerica Fund Advisers, Inc.; Chairman, Director and President of InterSecurities, Inc.; Vice President of AFSG Securities Corp.; and Vice President of Western Reserve Life Assurance Co. of Ohio; Jerome C. Vahl, Manager, also serves as Director and President of Western Reserve Life Assurance Co. of Ohio. John C. Riazzi, Manager, also serves as CEO of Transamerica Investment Management, LLC ("TIM") an affiliated Investment Adviser of Great Companies, LLC. TIM acts as a sub-adviser to Transamerica IDEX Mutual Funds.


                                      * * *

            Templeton Investment Counsel, LLC ("Templeton"), One Franklin Parkway, San Mateo, California 94403-1906, serves as co-sub-adviser to TA IDEX Templeton Great Companies Global. The executive officers of Templeton are as follows: Donald F. Reed, CEO; Gary P. Motyl, President; Martin L. Flanagan, Executive Vice President & COO; Gregory E. McGowan, Executive Vice President & Secretary; Mark R. Beveridge, Sr. Vice President & Portfolio Manager - Research Analyst; Tracy A. Harrington, Sr. Vice President - Institutional Marketing Support; William Howard, Sr. Vice President & Portfolio Manager - Research Analyst; Charles R. Hutchens, Sr. Vice President & Director Client Services; Peter A. Nori, Sr. Vice President & Portfolio Manager - Research Analyst; Cindy
L. Sweeting, Sr. Vice President & Portfolio Manager - Research Analyst; Edgerton
T. Scott, Sr. Vice President & Portfolio Manager - Research Analyst; Michael J. Corcoran, Vice President & Controller; Peter D. Anderson, Sr. Vice President - Institutional Marketing; Guang Yang, Sr. Vice President & Portfolio Manager - Research Analyst

                                      * * *

            Federated Investment Management Company, Federated Investors Tower, Pittsburgh, PA 15222-3779, sub-adviser to TA IDEX Federated Tax Exempt, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc.

            The sub-adviser serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the sub-adviser and other subsidiaries of Federated Investors, Inc. is approximately $198 billion. The Trustees of the sub-adviser, their position with the sub-adviser, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee and Chairman (Chief Executive Officer and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Investment Counseling, Federated Asset Management GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); Keith M. Schappert, Trustee, Chief Executive Officer and President (Trustee, Chief Executive Officer and President of Federated Global Investment Management Corp.; Trustee and President - Investment Research, Federated Investment Counseling; Chief

Executive Officer and President, Passport Research, Ltd.), Thomas R. Donahue, Trustee and Treasurer (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investors Trust Company, Federated Services Company and Federated Shareholder Services Company; Trustee and Executive Vice President, Federated Securities Corp.; Director and President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.); William D. Dawson, III, Executive Vice President (Executive Vice President, Federated Global Investment Management Corp. and Federated Investment Counseling; Trustee, Federated Investors Trust Company); Stephen F. Auth, Executive Vice President (Executive Vice President, Federated Global Investment Management Corp. and Federated Investment Counseling); J. Thomas Madden, Vice Chairman (Vice Chairman, Federated Global Investment Management Corp. and Federated Investment Counseling); Mark D. Olson, Trustee (Trustee, Federated Investment Counseling, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.

            The remaining Officers of the sub-adviser are: Senior Vice
Presidents: Joseph M. Balestrino, David A. Briggs, Jonathan C. Conley, Christopher F. Corapi Deborah A. Cunningham, Linda A. Duessel, Mark E. Durbiano, Michael R. Granito, James E. Grefenstette, Robert M. Kowit, Jeffrey A. Kozemchak, Richard J. Lazarchic, Susan M. Nason, Mary Jo Ochson, Philip J. Orlando Robert J. Ostrowski, Frank Semak, Richard Tito and Peter Vutz; Vice
Presidents: Todd A. Abraham, J. Scott Albrecht, Randall S. Bauer, Nancy J. Belz,
G. Andrew Bonnewell, David Bruns, Regina Chi, Ross M. Cohen, Fred B. Crutchfield, Lee R. Cunningham, II, Alexandre de Bethmann, David W. Cook, B. Anthony Delserone, Jr., Francisco Duque, Donald T. Ellenberger, Eamonn G. Folan, John T. Gentry, David P. Gilmore, James P. Gordon, Jr., Marc Halperin, Guy Hardwick, John W. Harris, Patricia L. Heagy, Susan R. Hill, Nikola A. Ivanov, William R. Jamison, J. Andrew Kirschler, Constantine J. Kartsonas, Nathan H. Kehm, John C. Kerber, Uri D. Landesman, Steven J. Lehman, Marian R. Marinack, Natalie F. Metz, Thomas J. Mitchell, Joseph M. Natoli, John L. Nichol, Mary Kay Pavuk, Jeffrey A. Petro, David R. Powers, John P. Quartarolo, Ihab L. Salib, Roberto Sanchez-Dahl, Sr., Aash M. Shah, John Sidawi, Michael W. Sirianni, Jr., Christopher Smith, Diane R. Startari, Timothy G. Trebilcock, Peter Tropaitis, Leonardo A. Vila, Steven J. Wagner, Paige M. Wilhelm, Richard M. Winkowski, Jr., Lori A. Wolff and George B. Wright; Assistant Vice Presidents: Lori B. Andrews, Catherine A. Arendas, Nicholas P. Besh, Hanan Callas, Hok Man Chan, James R. Crea, Jr., Karol M. Crummie, David Dao, Richard J. Gallo, James Grant, Anthony Han, Kathryn P. Glass, Igor Golalic, Carol B. Kayworth, Angela A. Kohler, Robert
P. Kozlowski, Ted T. Lietz, Sr., Tracey L. Lusk, Ann Manley, Dana L. Meissner, Theresa K. Miller, Karl Mocharko, Teri L. Moore, Bob Nolte, Daniel Peris, Rae Ann Rice, Jennifer G. Setzenfand, Kyle D. Stewart, Mary Ellen Tesla, Michael R. Tucker and Mark Weiss; Assistant Treasurer: Denis McAuley III; Secretary: G. Andrew Bonnewell; Assistant Secretary: Jay S. Neuman.

The business address of each of the Officers of the sub-adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

                                      * * *

            American Century Investment Management, Inc. ("American Century"), 4500 Main Street, Kansas City, Missouri 64111, serves as sub-adviser to TA IDEX American Century International and TA IDEX American Century Large Company Value. James Evans Stowers, Jr. is a Director; James Evans Stowers, III is Director and Portfolio Manager; William McClellan Lyons is President, Chief Executive Officer and Director; Robert T. Jackson is Executive Vice President and Chief Financial Officer; David C. Tucker is Chief Legal Officer and Senior Vice President; Robert C. Puff is Chairman of the Board, Paul Adam Ehrhardt is Senior Vice President; William E. Koehler is Vice President and Investment Liaison; John A. Lopez is Senior Vice President; Mark L. Mallon is Chief Investment Officer and Senior Vice President.

                                      * * *

            Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as sub-adviser to TA IDEX PIMCO Total Return and TA IDEX PIMCO Real Return TIPS. Mike Arney, Senior Vice President; Joshua M. Anderson, Vice President; David S. Andrews, Senior Vice President; Tamara J. Arnold, Executive Vice President; Michael R. Asay, Executive Vice President; Denise C. Banno, Senior Vice President; Stephen
B. Beaumont, Senior Vice President; William R. Benz II, Managing Director; Vineer Bhansali, Executive Vice President; Gregory A. Bishop, Senior Vice President; Adam Borneleit, Vice President; WH Bruce Brittain, Senior Vice President; Eric Brown, Vice President; Assistant Treasurer; John B. Brynjolfsson, Managing Director; R. Wesley Burns, Director and President; Kirsten J. Burton, Vice President; Sabrina C. Callin, Senior Vice President; William Chipp, Vice President; Marcia K. Clark, Vice President; Cyrille Conseil, Senior Vice President; William E. Cullinan, Vice President; Doug Cummings, Vice President; John B. Cummings, Vice President; Wendy W. Cupps, Executive Vice President; Suhail Dada, Vice President; Birgitte Danielsen, Vice President; Craig Dawson, Senior Vice

President; Chris Dialynas, Managing Director; David J. Dorff, Senior Vice President; Anita Dunn, Vice President; Jennifer E. Durham, Vice President; Jeri Easterday, Vice President; Mohamed A. El-Erian, Managing Director; Edward L. Ellis, Vice President; Bret W. Estep, Vice President Stephanie D. ; Evans, Vice President; Robert Fields, Vice President; Marcellus M. Fisher, Senior Vice President; Kristine L. Foss, Vice President; Ursula T. Frisch, Senior Vice President; Darius Gagne, Vice President; G. Steven Gleason, Senior Vice President; Michael A. Gomez, Vice President; Gregory Gore, Vice President; Linda
J. Gould, Vice President; Greg Graber, Vice President; Robert J. Greer, Vice President; William H. Gross, Managing Director; John L. Hague, Managing Director; Gordon C. Hally, Executive Vice President; Pasi M. Hamalainen, Managing Director; John P. Hardaway, Senior Vice President; Brent R. Harris, Managing Director; Arthur J. Hastings, Vice President; Ray C. Hayes, Senior Vice President; David C. Hinman, Executive Vice President; Douglas M. Hodge, Managing Director; Brent L. Holden, Managing Director; Lori C. Hsu, Vice President; Mark Hudoff, Executive Vice President; Margaret E. Isberg, Managing Director; Daniel
J. Ivascyn, Senior Vice President; Lew W. Jacobs, Executive Vice President; Kelly Johnson, Vice President; Jim Johnstone, Vice President; Joshua Katz, Vice President; Thomas J. Kelleher III, Vice President; James M. Keller, Managing Director; Benjamin M. Kelly, Vice President; Raymond G. Kennedy, Jr., Managing Director; Mark R. Kiesel, Executive Vice President; John S. King Jr., Vice President; Stephanie L. King, Vice President; Steven P. Kirkbaumer, Senior Vice President; Kevin D. Kuhner, Vice President; W. M. Reese Lackey, Vice President; Henrik P. Larsen, Vice President; Yanay Lehavey, Vice President; John S. Loftus, Managing Director; David Lown, Executive Vice President; Jeff Ludwig, Senior Vice President; Andre J. Mallegol, Senior Vice President; Sudesh N. Mariappa, Managing Director; Scott W. Martin, Vice President; Michael E. Martini,Senior Vice President; Scott A. Mather,Executive Vice President; Robert L. Matsuhisa, Vice President; Patrick M. McCann, Vice President; Mark V. McCray, Executive Vice President; Paul A. McCulley, Managing Director; James P. Meehan Jr., Senior Vice President; Dean S. Meiling, Consulting Managing Director; Mark E. Metsch, Vice President; Curtis Mewbourne, Executive Vice President; Kendall P. Miller Jr., Vice President; John Miller, Senior Vice President; Scott Millimet, Senior Vice President; Gail Mitchell, Vice President; Jonathan D. Moll, Senior Vice President; Kirsten S. Monson, Executive Vice President; James F. Moore, Senior Vice President; Alfred T. Murata, Vice President; James F. Muzzy, Managing Director; Terry Nercessian, Vice President; Roger O. Nieves, Vice President; John Norris, Vice President; Ric Okun, Vice President; Douglas J. Ongaro, Senior Vice President; Thomas J. Otterbein, Executive Vice President; Richard H. Palmer, Vice President; Saumil H. Parikh, Vice President; Bradley W. Paulson, Executive Vice President; Keith Perez, Senior Vice President; Bruce Pflug, Senior Vice President; Mohan V. Phansalkar, Executive Vice President; Elizabeth
M. Phillip, Executive Vice President; David J. Pittman, Vice President; William
F. Podlich, Consulting Managing Director; Mark J. Porterfield, Senior Vice President; William C. Powers, Managing Director; Jennifer L Prince, Vice President; Wendong Qu, Vice President; James Ramsey, Senior Vice President; Danelle J. Reimer, Vice President; Ronald M. Reimer, Vice President; Paul W. Reisz, Vice President; Carol Rodgerson, Vice President; Stephan A. Rodosky, Senior Vice President; Melody Rollins, Vice President; Mark A. Romano, Senior Vice President; Scott L. Roney, Senior Vice President; Jason Rosiak, Vice President; Seth R. Ruthen, Senior Vice President; Jeffrey M. Sargent, Senior Vice President; Ernest L. Schmider, Managing Director; Leland T. Scholey, Senior Vice President; Ivor Schucking, Senior Vice President; Stephen O. Schulist, Senior Vice President; Iwona E. Scibisz, Vice President; Devin L. Sellers, Vice President; Tim Shaler, Vice President; William E. Sharp, Vice President; Erica Sheehy, Vice President; Scott Simon, Executive Vice President; W Scott Spalding, Executive Vice President; Christina Stauffer, Vice President; Peter G. Sirelow, Vice President; Christine Telish, Vice President; Kyle, J. Theodore, Vice President; Lee R. Thomas, Managing Director; William S. Thompson, Jr., Chief Executive Officer; Powell Thurston, Vice President; Richard E. Tyson, Senior Vice President; Maria-Theresa Vallerta-Jordal, Vice President; Peter A. Van De Zilver, Vice President; Richard M. Weil, CEO & Managing Director; Mick Willemsen, Vice President; Barry L. Wilson, Vice President; Susan Wilson, Executive Vice President; Tamara Lynn Witham, Vice President; George H. Wood, Executive Vice President; Mihir P. Worah, Vice President; Charles Wyman, Executive Vice President; Cheng-Yuan Yu, Senior Vice President; Waller Yu, Vice President; Changhong Zhu, Senior Vice President.

            PIMCO Austrailia Pty. Ltd. Julian Foxall, Vice President; Paul Harrison, Vice President; Kumar N. Palghat, Executive Vice President; John F. Wilson, Executive Vice President.

            PIMCO Asia Pte. Brian P. Baker, Executive Vice President; Joseph A. Fournier, Vice President; Aaron Low, Vice President; Ramon Maronilla, Vice President.

            PIMCO Japan Limited Kazunori Harumi, Vice President; Koji Ishida, Vice President; Kenjji Kawamura, Vice President; Masahiro Kido, Vice President; Tetsuro Kondo, Vice President; Naoto Makinoda, Vice President; Tomayo Masanao, Senior Vice President; Akinori Matsui, Senior Vice President; Sugako Mayuzumi, Vice President; Masabumi Moriguchi, Vice President; Shigeki Okamura, Senior Vice President; Evan T. Pan, Vice President; Jeffrey L. Plein, Vice President; Makoto Takano, Executive Vice President; Yoichi Takechi, Vice President.

            PIMCO Europe Limited Laura A. Ahto, Senior Vice President; Nicolette Beyer, Vice President; Paul Craven, Senior Vice President; Michael Eberhardt, Vice President; Richard F. Fulford III, Vice President; Yuri P. Garbuzov, Senior Vice President;

Stephen S. Goldman, Senior Vice President; Shailesh Gupta, Vice President; Dwight F. Holloway Jr., Executive Vice President; Simon Horsington, Vice President; James Hudson, Vice President; Elissa M. Johnson, Vice President; Peter L. Lindgren, Senior Vice President; Joseph V. McDevitt, Executive Vice President; Gillian O'Connell, Vice President; Peter Paul Pardi, Senior Vice President; Emanuele Ravano, Executive Vice President; Yiannis Repoulis, Vice President; Jamie Stutfard, Vice President; David Young, Senior Vice President; Marc Van Heel, Senior Vice President.

                                      * * *

            AEGON USA Investment Management LLC ("AUIM"), 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, serves as sub-adviser to TA IDEX Transamerica Conservative High-Yield Bond. Its officers are: Douglas C. Kolsrud, Manager and Chairman of the Board; Brenda K. Clancy, Manager; Craig D. Vermie, Manager; Eric
B. Goodman, President & Chief Investment Officer; Kirk W. Buese, Executive Vice President - Private Finance; William S. Cook, Executive Vice President -- Capital Market Strategies; Daniel P. Fox, Executive Vice President - Risk Management; Sarah C. Lange, Executive Vice President - Portfolio Management; David R. Ludke, Executive Vice President; Mark J. Zinkula, Executive Vice President - Public Fixed Income; David M. Carney, Senior Vice President and Chief Financial Officer; Bradley J. Beman, Senior Vice President; John T. Bender, Senior Vice President; Frank E. Collecchia, Senior Vice President; Mark
E. Dunn, Senior Vice President; David R. Halfpap, Senior Vice President; Steven
P. Opp, Senior Vice President; Sarvjeev S. Sidhu, Senior Vice President; Christopher R. Sebald, Senior Vice President; Michael B. Simpson, Senior Vice President; Jon L. Skaggs, Senior Vice President; Robert A. Smedley, Senior Vice President; Mark W. Bursinger, Vice President; Ashok K. Chawla, Vice President; Douglas A. Dean, Vice President; Mark D. Evans, Vice President; Mark A. Faulkenberg, Vice President; Robert Fitzsimmons, Vice President; Robert L. Hansen, Vice President; Scott P. Hassenstab, Vice President; Jon D. Kettering, Vice President; James R. Landis, Vice President; Jeffrey T. McGlaun, Vice President; Stephanie M. Phelps, Vice President; Gregory W. Theobald, Vice President and Assistant Secretary; Michael A. Urban, Vice President; Jeffrey A. Whitehead, Vice President; M. Christina Galligan, Assistant Vice President; Donna L. Heitzman, Assistant Vice President; Karen E. Hufnagel, Assistant Vice President; Michael N. Meese, Assistant Vice President; Mary T. Pech, Assistant Vice President; Michael J. Rudzik, Assistant Vice President; Paul J. Houk, General Counsel and Secretary; Robert S. Jett III, Assistant Secretary; Brian E. Rolland, Treasurer; Clifton W. Flenniken III, Assistant Treasurer; and Cynthia
L. Remley, Assistant General Counsel.

                                      * * *

            Banc of America Capital Management, LLC ("BACAP"), 101 S. Tryon Street, Charlotte, North Carolina 28255, serves as sub-adviser to TA IDEX Marsico Growth and TA IDEX Marsico International Growth. Robert Harry Gordon, Various to President, Chief Executive Officer and Manager, also serves as President and Manager of BACAP Advisory Partners, LLC; Director of Banc of America Capital Management (Ireland), Limited. Director of Banc of America Capital Management Alternative Advisors, Inc. Various to President, Chairman, Chief Executive Officer and Manager of Banc of America Advisors, LLC. Senior Vice President - Investment Management Marketing and Distribution of Bank of America, N.A; Michael Edward Kenneally, Various to Chairman, Chief Investment Officer and Manager of Banc of America Capital Management, LLC, Chief Investment Officer and Manager of BACAP Advisory Partners, LLC., Manager of Banc of America Advisors, LLC, Director of Banc of America Capital Management Alternative Advisors, Inc. and Various to Senior Vice President - Investment Management Products of Bank of America, N.A; Edward David Bedard, Chief Administrative Officer, Treasurer and Manager of Banc of America Capital Management, LLC. Chief Operating Officer, Treasurer and Manager of BACAP Advisory Partners, LLC. Director of Banc of America Capital Management (Ireland), Limited. Various to Director, Senior Vice President and Treasurer of Banc of America Capital Management Alternative Advisors, Inc. Various to Chief Operating Officer, Chief Financial Officer and Manager of Banc of America Advisors, LLC. Senior Vice President of Bank of America, N.A; Preston ("Tony") Wayne Estep, Jr., Managing Director, Quantitative Strategies of BACAP, LLC. Managing Partner of Estep Trading Partners L.P. (1994 to 1998); Daniel Brendan Mulvey, Managing Director of Cash Investments Platform of BACAP, LLC. Managing Director of Money Market Group of BACAP, LLC (2000 to 2002). Managing Director and Manager of Short Term Investments of Westdeutsche Landesbank Asset Management (1999 to 2000). Vice President and Manager of Strategy Implementation Group of JP Morgan Investment Management Group (1997 to 1999). Vice President and Member of Fixed Income Strategy Committee of JP Morgan Investment Management Group (1997 to 1999). Vice President and Portfolio Manager of Short Term Investment Group of JP Morgan Investment Management Group (1995 to 1997). Assistant Vice President and Senior Fixed Income Trader of JP Morgan Investment Management Group (1991 to 1995). Peter D. Taube, Chief Financial Officer, also serves as Treasurer of Banc of America Advisors, LLC. Director and Chief Financial Officer of Fixed Income Division of Americas' of Merrill Lynch (1999 to 2002). Director and Chief Financial Officer of Global Credit Markets of Merrill Lynch (1998 to 1999). Senior vice President and Chief Financial Officer of Merrill Lynch Futures, Inc. (1996 to 1998). Andrew J. Stenwall, Various to Platform Executive for Fixed Income Investments. Senior Vice President of Bank of America, N.A. Director of Boatmen's Capital Management, Inc. (2000 to 2000). Portfolio Manager for Sovran Capital Management Corporation (1999 to 2000). Portfolio Manager for Lazard Freres (1995 to 1997). Steven Bruce Young, Managing Director for Asset Allocation and senior market strategist. Senior Consultant and partner with DeMarcho Associates, Inc. (1997 to 2000). Various to Senior Vice

President - Regional Director and Institutional Portfolio Management with Boatmen's Trust Company (1989 to 1997).

                                      * * *

            ING Clarion Real Estate Securities ("Clarion"), 259 North Radnor-Chester Road, Suite 205, Radnor, PA 19087, serves as sub-adviser for TA IDEX Clarion Real Estate Securities. Its officers are: Ritson T. Ferguson, Executive Officer/Chief Investment Officer; Jarrett B. Kling, Executive Officer; John A. Weisz, Executive Officer; Stephen J. Furnary, Executive Officer; Charles Grossman, Executive Officer; and Arnoldus W. Veenhuysen, Executive Officer.

                                      * * *

            Fund Asset Management L.P., doing business as Mercury Advisors ("Mercury"), serves as sub-adviser to TA IDEX Mercury Large Cap Value. Mercury is located at 800 Scudders Mill Road, Plainsboro, NJ 08536. Robert C. Doll, President, Chief Investment Officer; Anthony J. Patti, Head - Americas Risk and Performance; Thomas J. Verage, Managing Director, Equity Investments; Brian J. Fullerton, Head of Investments; Kenneth A. Jacob, Co-Head - Tax-Exempt Investments; John M. Loffredo, Co-Head - Tax-Exempt Investments; Brian A. Murdock, First Vice President and Chief Operating Officer of Americas Region; Donald C. Burke, Treasurer; Andrew J. Donahue, Chief Legal Officer; Jay L. Willoughby, CIO - Private Investors; Archie J. Struthers, Head - Managed Account Team of Private Investors.

                                      * * *


            Gateway Investment Advisers, L.P. ("Gateway"), 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, serves as sub-adviser to TA IDEX Protected Principal Stock. Walter G. Sall is Chairman and Chief Executive Officer; J. Patrick Rogers is President; Harry E. Merriken III, is Senior Vice President and Principal; Geoffrey Keenan is Chief Operating Officer and Executive Vice President; Paul Stewart is Senior Vice President and Chief Financial Officer; Donna M. Squeri is General Counsel and Secretary; Gary H. Goldschmidt is Controller; and Nelson C. Bickel is Chief Information Officer and Vice President.


                                      * * *

            MFS Investment Management ("MFS") serves as sub-adviser to TA IDEX MFS High Yield. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116. The Directors of MFS are John W. Ballen, Kevin R. Parke, William W. Scott, Jr., Martin E. Beaulieu, Robert J. Manning, C. James Prieur, Donald A. Stewart, William W. Stinson, James C. Baillie and Richard L. Schmalensee. Jeffrey L. Shames is the Chairman, Mr. Ballen is Chief Executive Officer, Mr. William Scott is Vice Chairman, Mr. Beaulieu is Executive Vice President and also Director of Global Distribution. Mr. Parke is President and also Chief Investment Officer. Mr. Manning is also Executive Vice President and Chief Fixed Income Officer. Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, Robert J. Whelan is a Senior Vice President and Chief Financial Officer of MFS, and Thomas B. Hastings is a Senior Vice President and Treasurer of MFS.

                                      * * *

            Third Avenue Management LLC ("TAM") serves as sub-adviser to TA IDEX Third Avenue Value. TAM is a Delaware Limited Liability Company. The parent company of TAM is Third Avenue Holdings Delaware LLC, 60% of the interests of which is indirectly owned by Affiliated Managers Group, Inc. and the remaining 40% of which is owned by the senior management of TAM, certain key employees of the sub-adviser and the children of Martin J. Whitman.

The officers of TAM are listed below. Unless otherwise indicated, each Chief Operating Officer has held the positions listed at TAM or its predecessor for at least the past two years and is located at TAM's business address of 622 Third Avenue, New York, New York, 10017. Martin J. Whitman, Co-Chief Investment Officer of TAM; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust; Member of the Board of Directors of Danielson Holding Corporation, and Nabors Industries, Inc.; David M. Barse, President and CEO of TAM; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC, and Director of Danielson Holding Corporation and American Capital Access Holdings, Inc.; Michael T. Carney, Chief Financial Officer of TAM, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust. Willard J. Hall, General Counsel and Secretary of TAM, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC.

                                      * * *

            Morgan Stanley Investment Management serves as sub-adviser to TA IDEX Van Kampen Emerging Markets Debt, TA IDEX Van Kampen Large Cap Core, TA IDEX Van Kampen Small Company Growth and TA IDEX Active International Allocation. Morgan Stanley serves as investment adviser to a number of investment companies. The executive officers of the sub-adviser are: Mitchell M. Merin, Chairman, President, Chief Executive Officer and Director of the sub-adviser, and Van Kampen; A. Thomas Smith III, Managing Director and a Director of the sub-adviser, VK Adviser and Van Kampen; David M. Swanson, Chief Operating Officer and Director of the sub-adviser, Van Kampen; Joseph J. McAlinden, Managing Director and Chief Investment Officer of the sub-adviser and Van Kampen; John L. Sullivan, Managing Director and Director of the sub-adviser and Van Kampen; Edward C. Wood, III, Managing Director and Chief Administrative Officer of the sub-adviser and Van Kampen; Alexander C. Frank, Treasurer of the sub-adviser and Van Kampen; Walter E. Rein, Executive Director and Chief Financial Officer of the sub-adviser and Van Kampen; Stefanie Chang Yu, Secretary of the sub-adviser and Van Kampen. All of these executive officers have no substantial business, profession, vocation or employment other than their positions with the sub-adviser, its subsidiaries and affiliates. The business address of Messrs. Rein, Sullivan, Swanson and Wood is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181 - 5555. The address of Messrs. Merin, McAlinden, Smith and Ms. Chang Yu is 1221 Avenue of the Americas, New York, NY 10020. The address of Mr. Frank is 750 7th Avenue, New York, NY 10019.

                                      * * *

            J.P. Morgan Investment Management Inc. ("J.P. Morgan") serves as sub-adviser to TA IDEX J.P. Morgan Mid Cap Value. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co. J.P. Morgan provides investment management and related services for corporate, public and union employee benefit funds, foundations, endowments, insurance companies and government agencies.

            The directors and principal officers of J.P. Morgan are listed below. Unless otherwise indicated, each director and officer has a principal business address of 522 Fifth Avenue, New York, NY 10036: George C. Gatch, Managing Director, Director and President of J.P. Morgan Funds; Evelyn E. Guernsey, Managing Director, Director and President of J.P. Morgan Investment Management Inc. ("JPMIM") and Chief Executive Officer of Institutional Sales and Services; Lawrence Unrein, Manageing Director, Director and Head of the Private Equity Group for J.P. Morgan Fleming Asset Management ("JPMFAM"); Mark B. E. White, Managing Director, Director and Head of International Institutional Business for JPMFAM; Roy Kinnear, Managing Director, Treasurer of JPMIM; Anthony
M. L. Roberts, Managing Director, Managing Director and Associate General Counsel and Head of Legal for J.P. Morgan Chase & Co.'s global asset management business; Thomas J. Smith, Managing Director, Chief Compliance Officer for J.P. Morgan Chase & Co.'s investment management business in the Americas.

                                      * * *

      Evergreen Investment Management Company, LLC ("Evergreen"), is sub-adviser to TA IDEX Evergreen International Small Cap. The officers and directors are Laurence B. Ashkin (68), 180 East Pearson Street, Chicago, IL-Trustee/Director.Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980. Foster Bam (69), Greenwich Plaza, Greenwich, CT-Trustee/Director. Partner in the law firm of Cummings and Lockwood since 1968. James S. Howell
(72), 4124 Crossgate Road, Charlotte, NC-Chairman and Trustee/Director. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993. Gerald M. McDonnell (57), 209 East Nucor Rd. Norfolk, NE, NC-Trustee/Director. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988. Thomas L. McVerry (58), 4419 Parkview Drive, Charlotte, NC-Trustee/Director. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990; Vice President-Finance and Resources, Rexham Corporation from 1979 to 1990. William Walt Pettit*(41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC-Trustee/Director. Partner in the law firm Holcomb and Pettit, P.A. since 1990; Attorney, Clontz and Clontz from 1980 to 1990. Russell A. Salton, III, M.D. (49) 205 Regency Executive Park, Charlott, NC-Trustee/ Director. Medical Director, U.S. Healthcare of Charlotte, North Carolina since 1995, President, Primary Physician Care from 1990 to 1996. Michael S. Scofield (53), 212 S. Tryon Street Suite 1280, Charlotte, NC-Trustee/Director. Attorney, Law Offices of Michael S. Scofield since 1969. Robert J. Jeffries (73), 2118 New Bedford Drive, Sun City Center, FL-Trustee/Director Emeritus. Corporate consultant since 1967. John J. Pileggi (37), 237 Park Avenue, Suite 910, New York, NY-President and Treasurer. Senior Managing Director, Furman Selz LLC since 1992, Managing Director from 1984 to 1992. Joan V. Fiore (40), 237 Park Avenue, Suite 910, New York, NY-Secretary. Managing Director and Counsel, Furman Selz LLC since 1991; Staff Attorney, Securities and Exchange Commission from 1986 to 1991.

The officers listed above hold the same positions with thirteen investment companies offering a total of forty-three investment funds within the Evergreen mutual fund complex. Messrs. Howell, Salton and Scofield are Trustees/Directors of all thirteen investment companies. Messrs. McDonnell, McVerry and Pettit are Trustees/Directors of twelve of the investment companies (excluded is Evergreen Variable Trust). Messrs. Ashkin and Bam are Trustees/Directors and Mr. Jeffries is a Trustee/Director Emeritus of eleven of the investment companies(excluded are Evergreen Variable Trust and Evergreen Investment Trust).

* Mr. Pettit may be deemed to be an "interested person" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

The officers of the Trusts are all officers and/or employees of Furman Selz LLC. Furman Selz LLC is an affiliate of Evergreen Funds Distributor, Inc., the distributor of each Class of shares of each Fund.


                                      * * *

            UBS Global Asset Management (Americas) Inc. ("UBS"), One North Wacker Drive, Chicago, IL 60606, serves as sub-adviser to TA IDEX UBS Large Cap Value. Kai Reiner Sotorp is President and Director; Mark F. Kemper is Secretary and Chief Legal Officer; Joseph M. McGill is Chief Compliance Officer; Joseph A Varnas is Head of Product Technology and Operations; Brian D. Singer is Chief Investment Officer; and Robert P. Wolfangel is Chief Financial Officer.

Item 27 Principal Underwriter



AFSG Securities Corporation

      (a) The Registrant has entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), whose address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of Fund shares.

      (b)   Directors and Officers of Principal Underwriter

       Name                                 Positions and Offices with Underwriter        Positions and Offices with Registrant
       ----                                 --------------------------------------        ------------------------------------
Larry N. Norman                    (1)        Director and President                                        N/A

Anne M. Spaes                      (1)        Director and Vice President                                   N/A

Lisa Wachendorf                    (1)        Director, Chief Compliance Officer
                                              and Vice President                                            N/A

John K. Carter                     (2)        Vice President                                 Senior Vice President, Secretary and
                                                                                                           Counsel

Willliam G. Cummings               (2)        Vice President, Controller and Treasurer                      N/A

Linda Gilmer                       (1)        Assistant Treasurer                                           N/A

Frank A. Camp                      (1)        Secretary                                                     N/A

Thomas R. Moriarty                 (2)        Vice President                                                N/A

Emily Monroe Bates                 (3)        Assistant Treasurer                                           N/A

Teresa L. Stolba                   (1)        Assistant Compliance Officer                                  N/A

Clifton W. Flenniken III           (4)        Assistant Treasurer                                           N/A

Priscilla I. Hechler               (2)        Assistant Vice President and                                  N/A
                                              Assistant Secretary

Darin D. Smith                     (1)        Vice President and                                            N/A
                                              Assistant Secretary

Kyle A. Keelan                     (1)        Vice President                                                N/A


(1) 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2) 570 Carillon Parkway, St. Petersburg, FL 33716-1202

(3) 400 West Market Street, Louisville, KY 40202

(4) 1111 North Charles Street, Baltimore, MD 21201

ITEM 28 LOCATION OF ACCOUNTS AND RECORDS

            The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

            (a) Shareholder records are maintained by the Registrant's transfer agent, AEGON/Transamerica Investor Services, Inc., P.O. Box 9015, Clearwater, FL 33758-9015.

            (b) All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116.

ITEM 29 MANAGEMENT SERVICES

            The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled "Investment Advisory and Other Services" for a discussion of the management and advisory services furnished by ATFA, Janus, Jennison, T. Rowe Price, SaBAM, TIM, AUIM, Great Companies, Federated, Gateway, American Century, Clarion, BACAP, Templeton, PIMCO, Evergreen, J.P. Morgan, Mercury, MFS, TAM, UBS and Morgan Stanley pursuant to the Investment Advisory Agreements, the Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.

ITEM 30 UNDERTAKINGS

                  Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Transamerica IDEX Mutual Funds, has duly caused this Post-Effective Amendment No. 63 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 28th day of October, 2004.

                                   Transamerica IDEX Mutual Funds

                                   By: /s/ John K. Carter
                                       -----------------------------------------
                                            John K. Carter
                                            Senior Vice President, Secretary &
                                            General Counsel

            Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment No. 63 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Peter R. Brown                            Chairman & Trustee                           October 28, 2004
------------------------------------
Peter R. Brown *

/s/ William W. Short, Jr.                     Vice Chairman & Trustee                      October 28, 2004
------------------------------------
William W. Short, Jr. *

/s/ Daniel Calabria                           Trustee                                      October 28, 2004
------------------------------------
Daniel Calabria *

/s/ Charles C. Harris                         Trustee                                      October 28, 2004
------------------------------------
Charles C. Harris*

/s/ Jack E. Zimmerman                         Trustee                                      October 28, 2004
------------------------------------
Jack E. Zimmerman *

/s/ Janice B. Case                            Trustee                                      October 28, 2004
------------------------------------
Janice B. Case*

/s/ Thomas P. O'Neill                         Trustee                                      October 28, 2004
------------------------------------
Thomas P. O'Neill*

/s/ Russell A. Kimball, Jr.                   Trustee                                      October 28, 2004
------------------------------------
Russell A. Kimball, Jr. *

/s/ Leo J. Hill                               Trustee                                      October 28, 2004
------------------------------------
Leo J. Hill *

/s/ Brian C. Scott                            President & Chief Executive Officer          October 28, 2004
------------------------------------
Brian C. Scott*

/s/ Kim D. Day                                Senior Vice President, Treasurer             October 28, 2004
------------------------------------          & Chief Financial Officer
Kim D. Day

/s/ John K. Carter
------------------------------------
*Signed by John K. Carter
Attorney in Fact

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               EXHIBITS FILED WITH
                       POST-EFFECTIVE AMENDMENT NO. 63 TO
                            REGISTRATION STATEMENT ON
                                    FORM N-1A

                         TRANSAMERICA IDEX MUTUAL FUNDS
                            REGISTRATION NO. 33-2659

                                  EXHIBIT INDEX

EXHIBIT NUMBER                           DESCRIPTION OF EXHIBIT
--------------------------------------------------------------------------------
23 (d) (1) (pp)         Investment Advisory Agreement on behalf of TA IDEX J. P.
                        Morgan Mid Cap Value, TA IDEX Marsico International
                        Growth, TA IDEX Mercury Large Cap Value, TA IDEX MFS
                        High Yield, TA IDEX T. Rowe Price Equity Income, TA IDEX
                        Third Avenue Value, TA IDEX Transamerica Short-Term
                        Bond, TA IDEX UBS Large Cap Value, TA IDEX Van Kampen
                        Emerging Markets Debt, TA IDEX Van Kampen Large Cap
                        Core, TA IDEX Van Kampen Small Company Growth, TA IDEX
                        Van Kampen Active International Allocation, TA IDEX
                        Evergreen International Small Cap

23 (d) (2) (uu)         Sub-Advisory Agreement on behalf of TA IDEX Evergreen
                        International Small Cap

23 (d) (2) (vv)         Sub-Advisory Agreement on behalf of TA IDEX J. P. Morgan
                        Mid Cap Value

23 (d) (2) (ww)         Sub-Advisory Agreement on behalf of TA IDEX Marsico
                        International Growth

23 (d) (2) (xx)         Sub-Advisory Agreement on behalf of TA IDEX Mercury
                        Large Cap Value

23 (d) (2) (yy)         Sub-Advisory Agreement on behalf of TA IDEX MFS High
                        Yield

23 (d) (2) (zz)         Sub-Advisory Agreement on behalf of TA IDEX T. Rowe
                        Price Equity Income

23 (d) (2) (aaa)        Sub-Advisory Agreement on behalf of TA IDEX Third Avenue
                        Value

23 (d) (2) (bbb)        Sub-Advisory Agreement on behalf of TA IDEX Transamerica
                        Short-Term Bond

23 (d) (2) (ccc)        Sub-Advisory Agreement on behalf of TA IDEX UBS Large
                        Cap Value

23 (d) (2) (ddd)        Sub-Advisory Agreement on behalf of TA IDEX Kampen
                        Emerging Markets Debt, TA IDEX Van Kampen Large Cap
                        Core, TA IDEX Kampen Small Company Growth, TA IDEX Van
                        Kampen Active International Allocation

23 (i)                  Opinion of Counsel

23 (j)                  Consent of PricewaterhousCoopers LLP

23 (p) (15)             Code of Ethics - Evergreen Investment Management
                        Company, LLC

23 (p) (16)             Code of Ethics - J.P. Morgan Investment Management Inc.

23 (p) (20)             Code of Ethics - UBS Global Asset Management (Americas)
                        Inc.